UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of July 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Positions — 99.3% (j)
		Long-Term Investments — 93.7%
		Common Stocks — 93.7%
		Aerospace & Defense — 2.5%
10		Alliant Techsystems, Inc. (a)	951
—	(h)	Ceradyne, Inc. (a)	—	(h)
32		General Dynamics Corp.	2,830
142		Goodrich Corp.	6,959
8		L-3 Communications Holdings, Inc.	786
17		Lockheed Martin Corp.	1,739
17		Northrop Grumman Corp.	1,139
14		Precision Castparts Corp.	1,278
53		Raytheon Co.	3,044
83		Rockwell Collins, Inc.	4,146
22		TransDigm Group, Inc. (a)	820
85		United Technologies Corp.	5,463

			29,155

		Air Freight & Logistics — 0.2%
64		Expeditors International of Washington, Inc.	2,286

		Airlines — 0.6%
459		Delta Air Lines, Inc. (a)	3,458
—	(h)	SkyWest, Inc.	—	(h)
250		Southwest Airlines Co.	3,896

			7,354

		Auto Components — 0.6%
144		Autoliv, Inc., (Sweden)	5,613
—	(h)	Cooper Tire & Rubber Co.	—	(h)
54		Gentex Corp.	828
63		Lear Corp. (a)	905

			7,346

		Automobiles — 0.0% (g)
—	(h)	Ford Motor Co. (a)	—	(h)
—	(h)	Thor Industries, Inc.	1

			1

		Beverages — 0.2%
—	(h)	Hansen Natural Corp. (a)	1
—	(h)	Molson Coors Brewing Co., Class B	1
12		Pepsi Bottling Group, Inc.	337
65		PepsiAmericas, Inc.	1,546

			1,885

		Biotechnology — 2.6%
—	(h)	Abraxis Bioscience, Inc. (a)	33
22		Alkermes, Inc. (a)	347
90		Amgen, Inc. (a)	5,606
53		Biogen Idec, Inc. (a)	3,672
94		Celgene Corp. (a)	7,077
55		Cephalon, Inc. (a)	4,054
—	(h)	Dendreon Corp. (a)	—	(h)
—	(h)	Genentech, Inc. (a)	5
42		Genzyme Corp. (a)	3,195
87		Isis Pharmaceuticals, Inc. (a)	1,497
—	(h)	Medarex, Inc. (a)	1
14		Myriad Genetics, Inc. (a)	917
33		OSI Pharmaceuticals, Inc. (a)	1,732
—	(h)	PDL BioPharma, Inc.	—	(h)
—	(h)	Regeneron Pharmaceuticals, Inc. (a)	1
15		United Therapeutics Corp. (a)	1,748

			29,885

		Building Products — 0.0% (g)
—	(h)	Quanex Building Products Corp.	1

		Capital Markets — 2.6%
15		Affiliated Managers Group, Inc. (a)	1,271
90		AllianceBernstein Holding LP	4,669
64		Allied Capital Corp.	884
159		Ameriprise Financial, Inc.	6,767
68		Bank of New York Mellon Corp. (The)	2,422
—	(h)	Cohen & Steers, Inc.	1
46		Federated Investors, Inc., Class B	1,503
155		GFI Group, Inc.	1,569
—	(h)	Greenhill & Co., Inc.	1
94		Janus Capital Group, Inc.	2,864
31		Legg Mason, Inc.	1,263
26		Merrill Lynch & Co., Inc.	701
70		Morgan Stanley	2,773
14		optionsXpress Holdings, Inc.	340

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Capital Markets — Continued
90		SEI Investments Co.	2,082
—	(h)	TD AMERITRADE Holding Corp. (a)	—	(h)
29		Waddell & Reed Financial, Inc., Class A	967

			30,077

		Chemicals — 3.0%
56		Air Products & Chemicals, Inc.	5,332
59		Airgas, Inc.	3,382
36		Ashland, Inc.	1,493
215		Celanese Corp., Class A	8,291
11		CF Industries Holdings, Inc.	1,853
368		Chemtura Corp.	2,397
1		Cytec Industries, Inc.	57
16		Dow Chemical Co. (The)	545
7		Eastman Chemical Co.	435
—	(h)	Ecolab, Inc.	2
5		FMC Corp.	379
—	(h)	H.B. Fuller Co.	2
—	(h)	Hercules, Inc.	2
—	(h)	Huntsman Corp.	1
12		Lubrizol Corp.	615
1		Minerals Technologies, Inc.	71
3		Mosaic Co. (The) (a)	420
133		Nalco Holding Co.	3,122
26		Olin Corp.	763
—	(h)	OM Group, Inc. (a)	3
—	(h)	Rohm & Haas Co.	6
27		RPM International, Inc.	553
50		Sigma-Aldrich Corp.	3,041
12		Terra Nitrogen Co. LP	1,460
—	(h)	Westlake Chemical Corp.	—	(h)
—	(h)	Zep, Inc.	—	(h)

			34,225

		Commercial Banks — 1.8%
5		Associated Banc-Corp.	77
16		Bank of Hawaii Corp.	830
—	(h)	Cathay General Bancorp	1
85		Comerica, Inc.	2,442
—	(h)	East West Bancorp, Inc.	1
18		First Horizon National Corp.	174
12		FirstMerit Corp.	230
221		Fulton Financial Corp.	2,329
155		Huntington Bancshares, Inc.	1,091
26		International Bancshares Corp.	634
—	(h)	National City Corp.	—	(h)
15		PNC Financial Services Group, Inc.	1,048
130		Popular, Inc.	890
57		Regions Financial Corp.	536
—	(h)	Sterling Financial Corp.	1
140		SunTrust Banks, Inc.	5,752
7		Susquehanna Bancshares, Inc.	95
—	(h)	Trustmark Corp.	—	(h)
41		U.S. Bancorp	1,251
140		Valley National Bancorp	2,757
—	(h)	Whitney Holding Corp.	2
28		Zions Bancorp	828

			20,969

		Commercial Services & Supplies — 1.7%
22		Brink’s Co. (The)	1,495
55		Cintas Corp.	1,550
3		Corporate Executive Board Co. (The)	111
1		Deluxe Corp.	15
35		Equifax, Inc.	1,212
—	(h)	IKON Office Solutions, Inc.	1
64		Manpower, Inc.	3,061
109		Monster Worldwide, Inc. (a)	1,941
38		Pitney Bowes, Inc.	1,212
—	(h)	Republic Services, Inc.	2
—	(h)	Resources Connection, Inc.	1
17		Rollins, Inc.	296
—	(h)	Steelcase, Inc., Class A	1
20		Tetra Tech, Inc. (a)	575
—	(h)	United Stationers, Inc. (a)	4
34		Waste Connections, Inc. (a)	1,228
141		Waste Management, Inc.	5,019
39		Watson Wyatt Worldwide, Inc., Class A	2,285

			20,009

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Communications Equipment — 0.7%
13		ADC Telecommunications, Inc. (a)	123
—	(h)	Arris Group, Inc. (a)	—	(h)
8		Avocent Corp. (a)	192
30		Blue Coat Systems, Inc. (a)	439
76		Cisco Systems, Inc. (a)	1,665
8		Corning, Inc.	164
60		F5 Networks, Inc. (a)	1,745
54		Foundry Networks, Inc. (a)	935
43		Harris Corp.	2,070
—	(h)	InterDigital, Inc. (a)	—	(h)
20		Juniper Networks, Inc. (a)	518
—	(h)	UTStarcom, Inc. (a)	—	(h)

			7,851

		Computers & Peripherals — 2.6%
17		Apple, Inc. (a)	2,652
21		Diebold, Inc.	788
1		Electronics for Imaging, Inc. (a)	8
169		Hewlett-Packard Co.	7,576
179		NetApp, Inc. (a)	4,566
192		QLogic Corp. (a)	3,611
56		Sun Microsystems, Inc. (a)	595
298		Teradata Corp. (a)	6,984
99		Western Digital Corp. (a)	2,848

			29,628

		Construction & Engineering — 0.6%
13		EMCOR Group, Inc. (a)	397
3		Fluor Corp.	236
—	(h)	Granite Construction, Inc.	3
25		Jacobs Engineering Group, Inc. (a)	1,953
70		KBR, Inc.	1,987
31		Perini Corp. (a)	836
21		Shaw Group, Inc. (The) (a)	1,197

			6,609

		Construction Materials — 0.0% (g)
—	(h)	Martin Marietta Materials, Inc.	5
—	(h)	Texas Industries, Inc.	2

			7

		Consumer Finance — 0.2%
—	(h)	AmeriCredit Corp. (a)	1
—	(h)	CompuCredit Corp. (a)	—	(h)
121		SLM Corp. (a)	2,072

			2,073

		Containers & Packaging — 0.4%
28		Greif, Inc., Class A	1,721
62		Packaging Corp. of America	1,591
23		Sealed Air Corp.	492
58		Smurfit-Stone Container Corp. (a)	329
30		Sonoco Products Co.	979

			5,112

		Distributors — 0.3%
99		Genuine Parts Co.	3,980

		Diversified Consumer Services — 1.4%
69		Apollo Group, Inc., Class A (a)	4,275
70		Career Education Corp. (a)	1,289
16		DeVry, Inc.	905
193		H&R Block, Inc.	4,692
—	(h)	Regis Corp.	1
75		Service Corp. International	722
1		Strayer Education, Inc.	316
100		Weight Watchers International, Inc.	3,591

			15,791

		Diversified Financial Services — 0.7%
108		CIT Group, Inc.	920
9		IntercontinentalExchange, Inc. (a)	898
16		MSCI, Inc., Class A (a)	487
94		Nasdaq OMX Group (The) (a)	2,617
55		NYSE Euronext	2,597

			7,519

		Diversified Telecommunication Services — 1.1%
181		AT&T, Inc.	5,573
25		CenturyTel, Inc.	944
41		Embarq Corp.	1,899
34		Qwest Communications International, Inc.	129
6		tw telecom, inc. (a)	94
121		Verizon Communications, Inc.	4,110

			12,749

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Electric Utilities — 2.3%
55		Allegheny Energy, Inc.	2,670
41		American Electric Power Co., Inc.	1,608
175		DPL, Inc.	4,450
33		FPL Group, Inc.	2,149
202		Pepco Holdings, Inc.	5,043
—	(h)	Pinnacle West Capital Corp.	2
80		Portland General Electric Co.	1,877
138		Progress Energy, Inc.	5,829
281		Sierra Pacific Resources	3,182

			26,810

		Electrical Equipment — 1.7%
108		Acuity Brands, Inc.	4,412
17		AMETEK, Inc.	812
50		Baldor Electric Co.	1,698
50		Belden, Inc.	1,839
92		Brady Corp., Class A	3,373
—	(h)	Energy Conversion Devices, Inc. (a)	1
—	(h)	Evergreen Solar, Inc. (a)	—	(h)
5		Hubbell, Inc., Class B	223
22		Regal-Beloit Corp.	915
127		Rockwell Automation, Inc.	5,641
—	(h)	Sunpower Corp., Class A (a)	6
21		Thomas & Betts Corp. (a)	869
5		Woodward Governor Co.	239

			20,028

		Electronic Equipment & Instruments — 0.7%
—	(h)	Agilent Technologies, Inc. (a)	2
27		Avnet, Inc. (a)	737
6		Dolby Laboratories, Inc., Class A (a)	245
60		Ingram Micro, Inc., Class A (a)	1,096
4		Itron, Inc. (a)	399
174		Jabil Circuit, Inc.	2,834
3		Mettler-Toledo International, Inc. (a)	299
19		Molex, Inc.	476
9		National Instruments Corp.	294
15		Trimble Navigation Ltd. (a)	496
161		Vishay Intertechnology, Inc. (a)	1,445

			8,323

		Energy Equipment & Services — 2.1%
1		Atwood Oceanics, Inc. (a)	46
11		Baker Hughes, Inc.	933
18		Cameron International Corp. (a)	840
81		Complete Production Services, Inc. (a)	2,583
20		Diamond Offshore Drilling, Inc.	2,346
92		Dresser-Rand Group, Inc. (a)	3,510
52		ENSCO International, Inc.	3,616
2		Exterran Holdings, Inc. (a)	96
—	(h)	Grey Wolf, Inc. (a)	1
58		Helix Energy Solutions Group, Inc. (a)	1,846
12		IHS, Inc., Class A (a)	768
58		Key Energy Services, Inc. (a)	932
8		National Oilwell Varco, Inc. (a)	644
11		Oil States International, Inc. (a)	630
26		Superior Energy Services, Inc. (a)	1,212
117		Tetra Technologies, Inc. (a)	2,206
33		Unit Corp. (a)	2,209

			24,418

		Food & Staples Retailing — 1.7%
18		BJ’s Wholesale Club, Inc. (a)	691
—	(h)	Casey’s General Stores, Inc.	—	(h)
6		Costco Wholesale Corp.	381
55		CVS/Caremark Corp.	2,019
247		Kroger Co. (The)	6,994
—	(h)	Rite Aid Corp. (a)	—	(h)
8		Ruddick Corp.	244
66		SUPERVALU, Inc.	1,687
77		SYSCO Corp.	2,178
151		Walgreen Co.	5,179

			19,373

		Food Products — 1.8%
198		Dean Foods Co. (a)	4,211
234		Del Monte Foods Co.	1,983
75		Flowers Foods, Inc.	2,259
109		General Mills, Inc.	7,017
84		H.J. Heinz Co.	4,215
12		JM Smucker Co. (The)	601
5		Lancaster Colony Corp.	165

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Food Products — Continued
—	(h)	Pilgrim’s Pride Corp.	—	(h)
—	(h)	Ralcorp Holdings, Inc. (a)	5
—	(h)	Wm. Wrigley, Jr., Co.	3

			20,459

		Gas Utilities — 1.5%
188		AGL Resources, Inc.	6,494
105		Atmos Energy Corp.	2,788
6		Energen Corp.	388
6		National Fuel Gas Co.	274
7		Nicor, Inc.	272
65		ONEOK, Inc.	2,947
40		Questar Corp.	2,133
13		Southern Union Co.	339
—	(h)	Southwest Gas Corp.	2
36		WGL Holdings, Inc.	1,253

			16,890

		Health Care Equipment & Supplies — 2.7%
—	(h)	Advanced Medical Optics, Inc. (a)	1
—	(h)	ArthroCare Corp. (a)	—	(h)
2		Baxter International, Inc.	158
8		Beckman Coulter, Inc.	605
393		Boston Scientific Corp. (a)	4,676
—	(h)	ev3, Inc. (a)	—	(h)
133		Gen-Probe, Inc. (a)	7,106
5		Haemonetics Corp. (a)	296
142		Hill-Rom Holdings, Inc.	3,986
25		Hospira, Inc. (a)	949
43		IDEXX Laboratories, Inc. (a)	2,277
57		Immucor, Inc. (a)	1,707
14		Intuitive Surgical, Inc. (a)	4,266
37		Kinetic Concepts, Inc. (a)	1,290
59		Sirona Dental Systems, Inc. (a)	1,470
25		STERIS Corp.	855
31		Varian Medical Systems, Inc. (a)	1,853

			31,495

		Health Care Providers & Services — 2.9%
100		Aetna, Inc.	4,115
—	(h)	AMERIGROUP Corp. (a)	1
18		AmerisourceBergen Corp.	770
—	(h)	Apria Healthcare Group, Inc. (a)	—	(h)
107		Brookdale Senior Living, Inc.	1,628
64		Cardinal Health, Inc.	3,457
34		Community Health Systems, Inc. (a)	1,131
8		Express Scripts, Inc. (a)	586
490		Health Management Associates, Inc., Class A (a)	3,016
29		Health Net, Inc. (a)	822
38		Laboratory Corp. of America Holdings (a)	2,571
134		LifePoint Hospitals, Inc. (a)	3,841
3		McKesson Corp.	148
84		Omnicare, Inc.	2,468
1		Owens & Minor, Inc.	55
62		Patterson Cos., Inc. (a)	1,947
—	(h)	PharMerica Corp. (a)	1
—	(h)	Universal American Corp. (a)	1
21		Universal Health Services, Inc., Class B	1,295
39		VCA Antech, Inc. (a)	1,136
110		WellCare Health Plans, Inc. (a)	4,339

			33,328

		Health Care Technology — 0.0% (g)
—	(h)	HLTH Corp. (a)	—	(h)

		Hotels, Restaurants & Leisure — 2.3%
—	(h)	Ameristar Casinos, Inc.	1
10		Bally Technologies, Inc. (a)	313
17		Bob Evans Farms, Inc.	483
—	(h)	Boyd Gaming Corp.	1
22		Brinker International, Inc.	399
215		Darden Restaurants, Inc.	7,003
51		International Speedway Corp., Class A	1,893
28		Jack in the Box, Inc. (a)	610
180		Marriott International, Inc., Class A	4,672
18		MGM Mirage (a)	527
—	(h)	Penn National Gaming, Inc. (a)	1
—	(h)	Pinnacle Entertainment, Inc. (a)	—	(h)

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Hotels, Restaurants & Leisure — Continued
—	(h)	Ruby Tuesday, Inc. (a)	—	(h)
1		Speedway Motorsports, Inc.	10
79		Starwood Hotels & Resorts Worldwide, Inc.	2,716
25		Tim Hortons, Inc., (Canada)	684
185		WMS Industries, Inc. (a)	5,213
142		Wyndham Worldwide Corp.	2,540

			27,066

		Household Durables — 0.9%
132		Centex Corp.	1,944
62		Harman International Industries, Inc.	2,557
46		Jarden Corp. (a)	1,100
3		MDC Holdings, Inc.	128
14		Snap-On, Inc.	799
51		Stanley Works (The)	2,258
37		Toll Brothers, Inc. (a)	736
9		Whirlpool Corp.	647

			10,169

		Household Products — 1.4%
62		Colgate-Palmolive Co.	4,640
100		Energizer Holdings, Inc. (a)	7,110
53		Kimberly-Clark Corp.	3,047
23		Procter & Gamble Co.	1,501

			16,298

		Independent Power Producers & Energy Traders — 0.5%
28		Mirant Corp. (a)	860
10		NRG Energy, Inc. (a)	369
279		Reliant Energy, Inc. (a)	5,047

			6,276

		Industrial Conglomerates — 0.8%
118		3M Co.	8,310
22		Carlisle Cos., Inc.	666
17		Textron, Inc.	733

			9,709

		Insurance — 3.0%
124		Aflac, Inc.	6,903
1		Alleghany Corp. (a)	457
—	(h)	Ambac Financial Group, Inc.	—	(h)
112		American Financial Group, Inc.	3,238
30		American International Group, Inc.	793
—	(h)	American National Insurance Co.	6
5		Assurant, Inc.	289
13		Brown & Brown, Inc.	228
43		Chubb Corp. (The)	2,052
58		CNA Financial Corp.	1,549
145		Conseco, Inc. (a)	1,213
8		Delphi Financial Group, Inc., Class A	197
22		First American Corp.	560
110		Genworth Financial, Inc., Class A	1,757
108		HCC Insurance Holdings, Inc.	2,446
—	(h)	Hilb, Rogal & Hobbs Co.	1
—	(h)	Lincoln National Corp.	23
—	(h)	Markel Corp. (a)	49
—	(h)	MBIA, Inc.	—	(h)
19		MetLife, Inc.	952
—	(h)	National Financial Partners Corp.	—	(h)
—	(h)	Nationwide Financial Services, Inc.	5
15		Philadelphia Consolidated Holding Co. (a)	887
—	(h)	Phoenix Cos., Inc. (The)	1
25		Principal Financial Group, Inc.	1,060
4		Prudential Financial, Inc.	259
85		Reinsurance Group of America, Inc.	4,228
—	(h)	Safeco Corp.	4
6		Transatlantic Holdings, Inc.	335
101		Travelers Cos., Inc. (The)	4,469
53		W.R. Berkley Corp.	1,248

			35,209

		Internet & Catalog Retail — 0.9%
214		Expedia, Inc. (a)	4,184
138		IAC/InterActive Corp. (a)	2,407
78		Netflix, Inc. (a)	2,407
—	(h)	NutriSystem, Inc.	—	(h)
14		priceline.com, Inc. (a)	1,564

			10,562

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Internet Software & Services — 0.6%
12		Digital River, Inc. (a)	473
20		Equinix, Inc. (a)	1,589
5		Google, Inc., Class A (a)	2,294
—	(h)	RealNetworks, Inc. (a)	1
31		Sohu.com, Inc., (China) (a)	2,335
50		ValueClick, Inc. (a)	595

			7,287

		IT Services — 2.1%
142		Affiliated Computer Services, Inc., Class A (a)	6,839
13		Automatic Data Processing, Inc.	544
—	(h)	BearingPoint, Inc. (a)	—	(h)
166		Broadridge Financial Solutions, Inc.	3,431
12		CACI International, Inc., Class A (a)	548
130		Convergys Corp. (a)	1,646
—	(h)	CSG Systems International, Inc. (a)	2
1		Fiserv, Inc. (a)	69
11		Global Payments, Inc.	495
—	(h)	Lender Processing Services, Inc. (a)	3
7		Metavante Technologies, Inc. (a)	160
—	(h)	MoneyGram International, Inc.	—	(h)
77		NeuStar, Inc., Class A (a)	1,615
252		Paychex, Inc.	8,300
—	(h)	SRA International, Inc., Class A (a)	1
30		TeleTech Holdings, Inc. (a)	401
4		Total System Services, Inc.	71

			24,125

		Leisure Equipment & Products — 0.0% (g)
—	(h)	Polaris Industries, Inc.	1

		Life Sciences Tools & Services — 1.4%
—	(h)	Affymetrix, Inc. (a)	—	(h)
10		Applied Biosystems, Inc.	373
12		Charles River Laboratories International, Inc. (a)	782
14		Illumina, Inc. (a)	1,270
13		Millipore Corp. (a)	926
14		Parexel International Corp. (a)	398
29		PerkinElmer, Inc.	841
211		Pharmaceutical Product Development, Inc.	8,054
16		Techne Corp. (a)	1,287
—	(h)	Varian, Inc. (a)	1
33		Waters Corp. (a)	2,269

			16,201

		Machinery — 3.6%
120		Actuant Corp., Class A	3,650
21		AGCO Corp. (a)	1,275
—	(h)	Barnes Group, Inc.	1
—	(h)	Briggs & Stratton Corp.	1
61		Bucyrus International, Inc.	4,295
23		Crane Co.	806
14		Danaher Corp.	1,106
63		Dover Corp.	3,141
18		Gardner Denver, Inc. (a)	815
37		Harsco Corp.	2,016
106		Illinois Tool Works, Inc.	4,967
31		ITT Corp.	2,090
87		Kennametal, Inc.	2,600
110		Manitowoc Co., Inc. (The)	2,910
74		Navistar International Corp. (a)	4,154
22		Oshkosh Corp.	391
89		PACCAR, Inc.	3,750
—	(h)	Pall Corp.	3
7		Parker Hannifin Corp.	451
46		Terex Corp. (a)	2,177
8		Timken Co.	258
24		Trinity Industries, Inc.	904

			41,761

		Marine — 0.2%
21		Alexander & Baldwin, Inc.	932
20		Kirby Corp. (a)	942

			1,874

		Media — 2.4%
60		CBS Corp., Class B	981
152		Comcast Corp., Class A	3,127
104		DIRECTV Group, Inc. (The) (a)	2,813
234		DISH Network Corp., Class A (a)	6,878

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Media — Continued
130		Gannett Co., Inc.	2,357
5		Harte-Hanks, Inc.	60
13		John Wiley & Sons, Inc., Class A	571
—	(h)	Lee Enterprises, Inc.	—	(h)
—	(h)	Live Nation, Inc. (a)	1
4		Marvel Entertainment, Inc. (a)	129
—	(h)	Meredith Corp.	1
491		News Corp., Class A	6,945
93		News Corp., Class B	1,360
—	(h)	Scholastic Corp.	—	(h)
—	(h)	Sirius Satellite Radio, Inc. (a)	—	(h)
172		Time Warner, Inc.	2,468
—	(h)	Warner Music Group Corp.	—	(h)

			27,691

		Metals & Mining — 1.9%
62		AK Steel Holding Corp.	3,914
41		Alcoa, Inc.	1,386
131		Carpenter Technology Corp.	5,081
57		Century Aluminum Co. (a)	3,360
18		Compass Minerals International, Inc.	1,360
45		Freeport-McMoRan Copper & Gold, Inc.	4,310
19		Reliance Steel & Aluminum Co.	1,171
—	(h)	Southern Copper Corp.	1
—	(h)	Stillwater Mining Co. (a)	—	(h)
6		United States Steel Corp.	994

			21,577

		Multiline Retail— 0.9%
198		Big Lots, Inc. (a)	6,032
51		Kohl’s Corp. (a)	2,137
132		Macy’s, Inc.	2,476
—	(h)	Sears Holdings Corp. (a)	5

			10,650

		Multi-Utilities — 3.0%
91		CenterPoint Energy, Inc.	1,432
559		CMS Energy Corp.	7,542
204		DTE Energy Co.	8,343
—	(h)	Energy East Corp.	1
111		Integrys Energy Group, Inc.	5,679
348		NiSource, Inc.	5,949
15		PG&E Corp.	584
—	(h)	PNM Resources, Inc.	—	(h)
20		Public Service Enterprise Group, Inc.	832
—	(h)	Puget Energy, Inc.	1
93		Vectren Corp.	2,703
45		Wisconsin Energy Corp.	2,028
7		Xcel Energy, Inc.	131

			35,225

		Office Electronics — 0.0% (g)
17		Zebra Technologies Corp., Class A (a)	526

		Oil, Gas & Consumable Fuels — 5.3%
21		Apache Corp.	2,345
102		ATP Oil & Gas Corp. (a)	2,903
73		Berry Petroleum Co., Class A	3,124
47		Bill Barrett Corp. (a)	1,933
38		Cabot Oil & Gas Corp.	1,675
101		Chevron Corp.	8,566
67		Cimarex Energy Co.	3,475
3		CNX Gas Corp. (a)	81
103		ConocoPhillips	8,404
—	(h)	Devon Energy Corp.	29
50		El Paso Corp.	889
22		EOG Resources, Inc.	2,176
75		Exxon Mobil Corp.	6,008
44		Forest Oil Corp. (a)	2,499
67		Foundation Coal Holdings, Inc.	3,973
1		Inergy LP	26
—	(h)	James River Coal Co. (a)	1
18		Marathon Oil Corp.	913
62		Mariner Energy, Inc. (a)	1,650
23		Massey Energy Co.	1,730
34		McMoRan Exploration Co. (a)	916
6		Murphy Oil Corp.	439
7		Noble Energy, Inc.	506
3		Overseas Shipholding Group, Inc.	208
1		Patriot Coal Corp. (a)	101

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Oil, Gas & Consumable Fuels — Continued
38		Southwestern Energy Co. (a)	1,376
—	(h)	Stone Energy Corp. (a)	1
14		Swift Energy Co. (a)	731
—	(h)	USEC, Inc. (a)	1
15		W&T Offshore, Inc.	644
5		Walter Industries, Inc.	571
2		Williams Cos., Inc.	57
85		XTO Energy, Inc.	4,034

			61,985

		Paper & Forest Products — 0.1%
36		International Paper Co.	995

		Personal Products — 0.6%
77		Estee Lauder Cos., Inc. (The), Class A	3,414
89		NBTY, Inc. (a)	3,069

			6,483

		Pharmaceuticals — 3.5%
8		Abbott Laboratories	432
4		Barr Pharmaceuticals, Inc. (a)	262
240		Bristol-Myers Squibb Co.	5,063
88		Eli Lilly & Co.	4,128
124		Endo Pharmaceuticals Holdings, Inc. (a)	2,869
210		Forest Laboratories, Inc. (a)	7,444
199		King Pharmaceuticals, Inc. (a)	2,290
64		Medicis Pharmaceutical Corp., Class A	1,183
202		Merck & Co., Inc.	6,639
284		Pfizer, Inc.	5,294
13		Schering-Plough Corp.	269
65		Valeant Pharmaceuticals International (a)	1,106
144		Watson Pharmaceuticals, Inc. (a)	4,149

			41,128

		Real Estate Investment Trusts (REITs) — 2.2%
42		AMB Property Corp.	2,034
35		Boston Properties, Inc.	3,323
19		Developers Diversified Realty Corp.	594
19		Health Care REIT, Inc.	970
—	(h)	Highwoods Properties, Inc.	4
221		Hospitality Properties Trust	4,708
87		Host Hotels & Resorts, Inc.	1,140
48		Macerich Co. (The)	2,645
46		Plum Creek Timber Co., Inc.	2,219
40		Potlatch Corp.	1,866
17		ProLogis	852
—	(h)	RAIT Financial Trust	—	(h)
22		Rayonier, Inc.	1,007
17		Simon Property Group, Inc.	1,614
23		Vornado Realty Trust	2,178
5		Weingarten Realty Investors	154

			25,308

		Real Estate Management & Development — 0.0% (g)
4		Jones Lang LaSalle, Inc.	202

		Road & Rail — 1.4%
—	(h)	Avis Budget Group, Inc. (a)	—	(h)
37		Burlington Northern Santa Fe Corp.	3,838
56		Con-way, Inc.	2,816
35		CSX Corp.	2,368
3		J.B. Hunt Transport Services, Inc.	127
9		Kansas City Southern Industries, Inc. (a)	471
55		Norfolk Southern Corp.	3,920
46		Ryder System, Inc.	3,032

			16,572

		Semiconductors & Semiconductor Equipment — 4.2%
356		Altera Corp.	7,815
548		Amkor Technology, Inc. (a)	4,798
135		Applied Materials, Inc.	2,346
—	(h)	Atmel Corp. (a)	—	(h)
353		Broadcom Corp., Class A (a)	8,567
—	(h)	Brooks Automation, Inc. (a)	1
—	(h)	Cymer, Inc. (a)	2
80		Fairchild Semiconductor International, Inc. (a)	969
—	(h)	Hittite Microwave Corp. (a)	1
312		Integrated Device Technology, Inc. (a)	3,123

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Semiconductors & Semiconductor Equipment — Continued
91		Intersil Corp., Class A	2,193
46		KLA-Tencor Corp.	1,730
—	(h)	Lam Research Corp. (a)	—	(h)
87		Linear Technology Corp.	2,691
147		MEMC Electronic Materials, Inc. (a)	6,789
—	(h)	Micrel, Inc.	—	(h)
285		Micron Technology, Inc. (a)	1,375
59		Microsemi Corp. (a)	1,525
—	(h)	MKS Instruments, Inc. (a)	1
32		National Semiconductor Corp.	675
18		NVIDIA Corp. (a)	203
198		PMC-Sierra, Inc. (a)	1,431
—	(h)	RF Micro Devices, Inc. (a)	—	(h)
—	(h)	Semtech Corp. (a)	—	(h)
—	(h)	Skyworks Solutions, Inc. (a)	1
256		Teradyne, Inc. (a)	2,399

			48,635

		Software — 2.4%
—	(h)	Activision Blizzard, Inc. (a)	4
10		Aspen Technology, Inc. (a)	132
22		Autodesk, Inc. (a)	691
74		CA, Inc.	1,761
24		Citrix Systems, Inc. (a)	645
224		Compuware Corp. (a)	2,463
—	(h)	Fair Isaac Corp.	1
—	(h)	Informatica Corp. (a)	1
83		Intuit, Inc. (a)	2,277
—	(h)	Mentor Graphics Corp. (a)	1
329		Microsoft Corp.	8,458
—	(h)	Novell, Inc. (a)	—	(h)
72		Quest Software, Inc. (a)	1,086
80		Salesforce.com, Inc. (a)	5,087
237		Symantec Corp. (a)	4,983
—	(h)	Wind River Systems, Inc. (a)	—	(h)

			27,590

		Specialty Retail — 3.3%
39		Advance Auto Parts, Inc.	1,587
44		AnnTaylor Stores Corp. (a)	992
219		AutoNation, Inc. (a)	2,261
—	(h)	Barnes & Noble, Inc.	2
—	(h)	Bebe Stores, Inc.	—	(h)
—	(h)	Brown Shoe Co., Inc.	—	(h)
—	(h)	Charming Shoppes, Inc. (a)	—	(h)
—	(h)	Children’s Place Retail Stores, Inc. (The) (a)	1
—	(h)	Dress Barn, Inc. (a)	—	(h)
164		Foot Locker, Inc.	2,472
90		Gap, Inc. (The)	1,446
16		Home Depot, Inc.	387
440		Lowe’s Cos., Inc.	8,941
—	(h)	Men’s Wearhouse, Inc.	1
145		O’Reilly Automotive, Inc. (a)	3,693
210		PetSmart, Inc.	4,765
262		RadioShack Corp.	4,376
32		Rent-A-Center, Inc., Class A (a)	680
118		Ross Stores, Inc.	4,492
47		Staples, Inc.	1,066
23		Tractor Supply Co. (a)	857
—	(h)	TravelCenters of America LLC (a)	—	(h)
22		Urban Outfitters, Inc. (a)	742

			38,761

		Textiles, Apparel & Luxury Goods — 0.9%
68		Coach, Inc. (a)	1,746
1		Deckers Outdoor Corp. (a)	77
18		Jones Apparel Group, Inc.	296
—	(h)	Liz Claiborne, Inc.	—	(h)
137		Nike, Inc., Class B	8,028
15		Phillips-Van Heusen Corp.	528

			10,675

		Thrifts & Mortgage Finance — 0.5%
200		Astoria Financial Corp.	4,465
84		First Niagara Financial Group, Inc.	1,171

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Thrifts & Mortgage Finance — Continued
38		Sovereign Bancorp, Inc.	366

			6,002

		Tobacco — 0.9%
5		Lorillard, Inc. (a)	333
99		Philip Morris International, Inc.	5,098
83		Reynolds American, Inc.	4,610
—	(h)	Universal Corp.	2

			10,043

		Trading Companies & Distributors — 0.8%
11		GATX Corp.	508
31		MSC Industrial Direct Co., Class A	1,479
30		United Rentals, Inc. (a)	484
173		WESCO International, Inc. (a)	6,509

			8,980

		Wireless Telecommunication Services — 0.5%
11		American Tower Corp., Class A (a)	469
22		Crown Castle International Corp. (a)	848
68		Sprint Nextel Corp.	552
57		Telephone & Data Systems, Inc.	2,404
21		U.S. Cellular Corp. (a)	1,238

			5,511

		Total Long-Term Investments (Cost $1,095,996)	1,086,713

SHARES

		Short-Term Investment — 5.6%
		Investment Company — 5.6%
64,291		JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $64,291)	64,291

		Total Investments — 99.3% (Cost $1,160,287)	1,151,004

		Other Assets in Excess of Liabilities — 0.7%	8,399

		NET ASSETS — 100.0%	$1,159,403

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Short Positions — 92.9%
		Common Stocks — 92.9%
		Aerospace & Defense — 2.2%
24		BE Aerospace, Inc. (a)	628
134		Boeing Co.	8,169
92		Curtiss-Wright Corp.	4,848
—	(h)	DRS Technologies, Inc.	3
—	(h)	Esterline Technologies Corp. (a)	2
252		Hexcel Corp. (a)	4,785
6		Honeywell International, Inc.	320
53		Moog, Inc., Class A (a)	2,373
2		Orbital Sciences Corp. (a)	48
69		Teledyne Technologies, Inc. (a)	4,355

			25,531

		Air Freight & Logistics — 1.0%
115		C.H. Robinson Worldwide, Inc.	5,564
68		FedEx Corp.	5,332
19		United Parcel Service, Inc., Class B	1,188

			12,084

		Airlines — 0.0% (g)
6		Continental Airlines, Inc., Class B (a)	86
—	(h)	JetBlue Airways Corp. (a)	—	(h)
—	(h)	U.S. Airways Group, Inc. (a)	—	(h)
—	(h)	UAL Corp.	1

			87

		Auto Components — 0.5%
1		BorgWarner, Inc.	44
37		Goodyear Tire & Rubber Co. (The) (a)	723
106		Johnson Controls, Inc.	3,194
64		TRW Automotive Holdings Corp. (a)	1,193
21		WABCO Holdings, Inc.	945

			6,099

		Automobiles — 0.5%
142		Harley-Davidson, Inc.	5,389

		Beverages — 0.9%
40		Brown-Forman Corp., Class B	2,895
2		Central European Distribution Corp. (a)	160
—	(h)	Coca-Cola Co. (The)	4
63		Coca-Cola Enterprises, Inc.	1,071
74		Constellation Brands, Inc., Class A (a)	1,585
79		PepsiCo, Inc.	5,270

			10,985

		Biotechnology — 1.4%
13		Alexion Pharmaceuticals, Inc. (a)	1,227
—	(h)	Amylin Pharmaceuticals, Inc. (a)	3
154		BioMarin Pharmaceutical, Inc. (a)	5,004
69		Cepheid, Inc. (a)	1,187
10		Gilead Sciences, Inc. (a)	545
—	(h)	Human Genome Sciences, Inc. (a)	—	(h)
70		ImClone Systems, Inc. (a)	4,480
44		Onyx Pharmaceuticals, Inc. (a)	1,769
11		Savient Pharmaceuticals, Inc. (a)	303
100		Theravance, Inc. (a)	1,593
1		Vertex Pharmaceuticals, Inc. (a)	28

			16,139

		Building Products — 0.5%
120		Lennox International, Inc.	4,294
98		Masco Corp.	1,613
—	(h)	USG Corp. (a)	1

			5,908

		Capital Markets — 2.9%
35		BlackRock, Inc.	7,481
81		Charles Schwab Corp. (The)	1,847
—	(h)	E*Trade Financial Corp. (a)	—	(h)
64		Eaton Vance Corp.	2,369
8		Franklin Resources, Inc.	757
21		Goldman Sachs Group, Inc. (The)	3,824
—	(h)	Investment Technology Group, Inc. (a)	1
78		Jefferies Group, Inc.	1,485
48		Knight Capital Group, Inc., Class A (a)	789
19		Lehman Brothers Holdings, Inc.	324
72		Northern Trust Corp.	5,615
44		Raymond James Financial, Inc.	1,278
33		State Street Corp.	2,341
101		T. Rowe Price Group, Inc.	6,026

			34,137

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Short Positions — Continued
		Chemicals — 2.5%
40		Albemarle Corp.	1,559
96		Cabot Corp.	2,577
54		E.l. du Pont de Nemours & Co.	2,362
118		International Flavors & Fragrances, Inc.	4,740
74		Monsanto Co.	8,781
35		PPG Industries, Inc.	2,109
39		Praxair, Inc.	3,695
—	(h)	Rockwood Holdings, Inc. (a)	—	(h)
—	(h)	Scotts Miracle-Gro Co. (The), Class A	1
1		Sensient Technologies Corp.	31
5		Terra Industries, Inc.	259
23		Valhi, Inc.	531
66		Valspar Corp.	1,439
43		W.R. Grace & Co. (a)	1,098

			29,182

		Commercial Banks — 2.0%
—	(h)	BancorpSouth, Inc.	5
23		BOK Financial Corp.	907
50		City National Corp.	2,460
—	(h)	Colonial BancGroup, Inc. (The)	—	(h)
103		Commerce Bancshares, Inc.	4,509
172		Fifth Third Bancorp	2,397
—	(h)	First Midwest Bancorp, Inc.	1
16		Investors Bancorp, Inc. (a)	236
174		KeyCorp	1,838
161		Marshall & Ilsley Corp.	2,447
—	(h)	PacWest Bancorp	2
—	(h)	Prosperity Bancshares, Inc.	2
—	(h)	South Financial Group, Inc. (The)	—	(h)
26		TCF Financial Corp.	333
—	(h)	UCBH Holdings, Inc.	—	(h)
43		UMB Financial Corp.	2,341
—	(h)	Umpqua Holdings Corp.	1
38		UnionBanCal Corp.	2,016
193		Wachovia Corp.	3,339
12		Wells Fargo & Co.	371
—	(h)	Westamerica Bancorp	3

			23,208

		Commercial Services & Supplies — 1.9%
—	(h)	Allied Waste Industries, Inc. (a)	—	(h)
40		Avery Dennison Corp.	1,759
—	(h)	ChoicePoint, Inc. (a)	4
40		Clean Harbors, Inc. (a)	3,110
66		Copart, Inc. (a)	2,889
38		Corrections Corp. of America (a)	1,061
58		Covanta Holding Corp. (a)	1,641
6		Dun & Bradstreet Corp.	561
54		FTI Consulting, Inc. (a)	3,829
—	(h)	GEO Group, Inc. (The) (a)	2
—	(h)	Herman Miller, Inc.	2
—	(h)	Huron Consulting Group, Inc. (a)	4
54		Iron Mountain, Inc. (a)	1,560
33		Mine Safety Appliances Co.	1,076
29		R.R. Donnelley & Sons Co.	763
—	(h)	Robert Half International, Inc.	2
63		Stericycle, Inc. (a)	3,776

			22,039

		Communications Equipment — 1.4%
24		Ciena Corp. (a)	501
29		CommScope, Inc. (a)	1,304
5		EchoStar Corp., Class A (a)	150
63		JDS Uniphase Corp. (a)	694
864		Motorola, Inc.	7,469
—	(h)	Plantronics, Inc.	1
43		Polycom, Inc. (a)	1,023
—	(h)	Powerwave Technologies, Inc. (a)	—	(h)
92		QUALCOMM, Inc.	5,115
1		Sonus Networks, Inc. (a)	3
—	(h)	Tellabs, Inc. (a)	—	(h)

			16,260

		Computers & Peripherals — 2.6%
310		Dell, Inc. (a)	7,615
120		EMC Corp. (a)	1,805
20		Intermec, Inc. (a)	374

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Short Positions — Continued
		Computers & Peripherals — Continued
59		International Business Machines Corp.	7,550
105		Lexmark International, Inc., Class A (a)	3,680
—	(h)	NCR Corp. (a)	—	(h)
—	(h)	Palm, Inc.	—	(h)
619		SanDisk Corp. (a)	8,723
—	(h)	Synaptics, Inc. (a)	4

			29,751

		Construction & Engineering — 0.5%
85		Quanta Services, Inc. (a)	2,637
87		URS Corp. (a)	3,660

			6,297

		Construction Materials — 0.2%
4		Eagle Materials, Inc.	89
36		Vulcan Materials Co.	2,282

			2,371

		Consumer Finance — 0.7%
31		American Express Co.	1,166
152		Capital One Financial Corp.	6,368
46		Discover Financial Services	673
8		First Marblehead Corp. (The)	19
4		Student Loan Corp. (The)	453

			8,679

		Containers & Packaging — 1.1%
51		AptarGroup, Inc.	1,981
1		Ball Corp.	51
102		Bemis Co., Inc.	2,881
56		Crown Holdings, Inc. (a)	1,563
—	(h)	Owens-Illinois, Inc. (a)	2
115		Pactiv Corp. (a)	2,766
10		Silgan Holdings, Inc.	513
195		Temple-Inland, Inc.	3,163

			12,920

		Distributors — 0.0% (g)
—	(h)	LKQ Corp. (a)	1

		Diversified Consumer Services — 1.1%
—	(h)	Hillenbrand, Inc.	2
54		ITT Educational Services, Inc. (a)	4,822
4		Matthews International Corp., Class A	195
260		Sotheby’s	7,221

			12,240

		Diversified Financial Services — 0.6%
33		Bank of America Corp.	1,072
117		Citigroup, Inc.	2,179
1		CME Group, Inc.	180
41		Leucadia National Corp.	1,844
32		Moody’s Corp.	1,129
—	(h)	PHH Corp. (a)	1

			6,405

		Diversified Telecommunication Services — 0.6%
—	(h)	Cogent Communications Group, Inc. (a)	—	(h)
313		Frontier Communications Corp.	3,619
—	(h)	Level 3 Communications, Inc. (a)	—	(h)
273		Windstream Corp.	3,250

			6,869

		Electric Utilities — 3.4%
29		Cleco Corp.	734
230		Duke Energy Corp.	4,050
8		Edison International	402
3		Entergy Corp.	282
42		Exelon Corp.	3,268
55		FirstEnergy Corp.	4,063
55		Great Plains Energy, Inc.	1,398
168		Hawaiian Electric Industries, Inc.	4,168
—	(h)	Idacorp, Inc.	2
41		ITC Holdings Corp.	2,150
138		Northeast Utilities	3,460
97		PPL Corp.	4,550
227		Southern Co.	8,026
110		Westar Energy, Inc.	2,427

			38,980

		Electrical Equipment — 0.8%
42		Emerson Electric Co.	2,043
52		EnerSys (a)	1,691
67		General Cable Corp. (a)	3,842
45		GrafTech International Ltd. (a)	1,051
12		Roper Industries, Inc.	748

			9,375

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Short Positions — Continued
		Electronic Equipment & Instruments — 0.7%
30		Amphenol Corp., Class A	1,434
9		Anixter International, Inc. (a)	580
38		Arrow Electronics, Inc. (a)	1,224
91		AVX Corp.	918
—	(h)	Cogent, Inc. (a)	—	(h)
—	(h)	Daktronics, Inc.	1
52		Flir Systems, Inc. (a)	2,103
50		Tech Data Corp. (a)	1,739

			7,999

		Energy Equipment & Services — 2.8%
—	(h)	BJ Services Co.	13
82		Dril-Quip, Inc. (a)	4,464
110		FMC Technologies, Inc. (a)	6,793
169		Global Industries Ltd. (a)	2,021
42		Halliburton Co.	1,900
39		Helmerich & Payne, Inc.	2,281
74		Hercules Offshore, Inc. (a)	1,842
4		Hornbeck Offshore Services, Inc. (a)	187
5		ION Geophysical Corp. (a)	73
19		Oceaneering International, Inc. (a)	1,149
5		Patterson-UTI Energy, Inc.	131
67		Pride International, Inc. (a)	2,599
70		Rowan Cos., Inc.	2,775
30		RPC, Inc.	515
1		SEACOR Holdings, Inc. (a)	92
58		Smith International, Inc.	4,324
21		Tidewater, Inc.	1,237
—	(h)	W-H Energy Services, Inc. (a)	5

			32,401

		Food & Staples Retailing — 0.4%
45		Great Atlantic & Pacific Tea Co. (a)	719
1		Longs Drug Stores Corp.	33
—	(h)	Safeway, Inc.	3
63		Wal-Mart Stores, Inc.	3,708

			4,463

		Food Products — 3.4%
24		Archer-Daniels-Midland Co.	683
63		Campbell Soup Co.	2,283
389		ConAgra Foods, Inc.	8,442
—	(h)	Corn Products International, Inc.	2
26		Hershey Co. (The)	958
153		Hormel Foods Corp.	5,536
33		Kellogg Co.	1,777
161		Kraft Foods, Inc., Class A	5,113
138		McCormick & Co., Inc. (Non-Voting)	5,543
145		Sara Lee Corp.	1,985
302		Smithfield Foods, Inc. (a)	6,486
—	(h)	Tootsie Roll Industries, Inc.	2
59		Tyson Foods, Inc., Class A	885

			39,695

		Gas Utilities — 0.2%
41		Equitable Resources, Inc.	2,153
6		UGI Corp.	155

			2,308

		Health Care Equipment & Supplies — 2.5%
—	(h)	Align Technology, Inc. (a)	1
—	(h)	American Medical Systems Holdings, Inc. (a)	1
29		Becton, Dickinson & Co.	2,444
37		Cooper Cos., Inc. (The)	1,238
6		CR Bard, Inc.	567
37		Dentsply International, Inc.	1,495
136		Edwards Lifesciences Corp (a)	8,519
17		Hologic, Inc. (a)	318
20		Inverness Medical Innovations, Inc. (a)	684
24		Medtronic, Inc.	1,270
13		NuVasive, Inc. (a)	716
60		ResMed, Inc. (a)	2,287
65		St. Jude Medical, Inc. (a)	3,042
89		Stryker Corp.	5,739
11		West Pharmaceutical Services, Inc.	488
6		Zimmer Holdings, Inc. (a)	388

			29,197

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Short Positions — Continued
		Health Care Providers & Services — 3.0%
43		Amedisys, Inc. (a)	2,727
—	(h)	Chemed Corp.	3
28		Cigna Corp.	1,035
41		Coventry Health Care, Inc. (a)	1,433
33		DaVita, Inc. (a)	1,848
—	(h)	Healthsouth Corp. (a)	1
—	(h)	Healthways, Inc. (a)	2
99		Henry Schein, Inc. (a)	5,305
1		Humana, Inc. (a)	26
150		Lincare Holdings, Inc. (a)	4,846
49		Magellan Health Services, Inc. (a)	2,032
144		Medco Health Solutions, Inc. (a)	7,160
14		Pediatrix Medical Group, Inc. (a)	671
52		Psychiatric Solutions, Inc. (a)	1,834
14		Quest Diagnostics, Inc.	739
16		Sunrise Senior Living, Inc. (a)	278
189		Tenet Healthcare Corp. (a)	1,095
150		UnitedHealth Group, Inc.	4,201
—	(h)	WellPoint, Inc. (a)	2

			35,238

		Health Care Technology — 0.2%
—	(h)	Allscripts Healthcare Solutions, Inc. (a)	1
29		Cerner Corp. (a)	1,295
53		IMS Health, Inc.	1,101

			2,397

		Hotels, Restaurants & Leisure — 2.3%
77		Burger King Holdings, Inc.	2,053
—	(h)	CBRL Group, Inc.	—	(h)
—	(h)	Cheesecake Factory, Inc. (The) (a)	—	(h)
13		Choice Hotels International, Inc.	331
14		Gaylord Entertainment Co. (a)	421
99		International Game Technology	2,142
5		Las Vegas Sands Corp. (a)	230
144		McDonald’s Corp.	8,617
42		Scientific Games Corp., Class A (a)	1,265
—	(h)	Sonic Corp. (a)	1
174		Starbucks Corp. (a)	2,561
—	(h)	Wendy’s International, Inc.	2
243		Yum! Brands, Inc.	8,721

			26,344

		Household Durables — 2.2%
21		Black & Decker Corp.	1,265
54		D.R. Horton, Inc.	598
122		Fortune Brands, Inc.	7,009
95		Leggett & Platt, Inc.	1,852
142		Lennar Corp., Class A	1,715
113		Mohawk Industries, Inc. (a)	6,658
115		Newell Rubbermaid, Inc.	1,895
—	(h)	NVR, Inc. (a)	48
177		Pulte Homes, Inc.	2,158
—	(h)	Ryland Group, Inc.	—	(h)
47		Tupperware Brands Corp.	1,830

			25,028

		Household Products — 0.4%
52		Church & Dwight Co., Inc.	2,826
36		Clorox Co.	1,944

			4,770

		Independent Power Producers & Energy Traders — 0.8%
108		AES Corp. (The) (a)	1,747
62		Constellation Energy Group, Inc.	5,128
—	(h)	Dynegy, Inc., Class A (a)	—	(h)
43		Ormat Technologies, Inc.	2,061

			8,936

		Industrial Conglomerates — 0.6%
227		General Electric Co.	6,423
2		Icahn Enterprises LP	118
5		Teleflex, Inc.	314

			6,855

		Insurance — 3.1%
60		Allstate Corp. (The)	2,777
15		AON Corp.	683
229		Arthur J. Gallagher & Co.	5,823
16		Cincinnati Financial Corp.	455
27		Erie Indemnity Co., Class A	1,160
28		Fidelity National Financial, Inc., Class A	371

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Short Positions — Continued
		Insurance — Continued
7		Hanover Insurance Group, Inc. (The)	300
3		Hartford Financial Services Group, Inc.	215
7		Loews Corp.	313
232		Marsh & McLennan Cos., Inc.	6,552
67		Mercury General Corp.	3,393
53		Odyssey Re Holdings Corp.	2,077
14		Old Republic International Corp.	151
7		ProAssurance Corp. (a)	321
295		Progressive Corp. (The)	5,970
12		Protective Life Corp.	434
29		StanCorp Financial Group, Inc.	1,428
38		Torchmark Corp.	2,185
1		Unitrin, Inc.	17
41		Unum Group	981
—	(h)	Wesco Fincancial Corp.	35
2		Zenith National Insurance Corp.	76

			35,717

		Internet & Catalog Retail — 0.5%
10		Amazon.com, Inc. (a)	791
324		Liberty Media Corp. - Interactive, Class A (a)	4,540

			5,331

		Internet Software & Services — 0.7%
76		Akamai Technologies, Inc. (a)	1,768
127		eBay, Inc. (a)	3,209
—	(h)	j2 Global Communications, Inc. (a)	2
54		Omniture, Inc. (a)	939
30		VeriSign, Inc. (a)	969
73		Yahoo!, Inc. (a)	1,455

			8,342

		IT Services — 1.2%
31		Alliance Data Systems Corp. (a)	1,973
20		Cognizant Technology Solutions Corp., Class A (a)	563
10		Computer Sciences Corp. (a)	471
20		DST Systems, Inc. (a)	1,227
—	(h)	Electronic Data Systems Corp.	1
—	(h)	Euronet Worldwide, Inc. (a)	1
104		Fidelity National Information Services, Inc.	1,967
5		Gartner, Inc. (a)	128
9		Hewitt Associates, Inc., Class A (a)	332
1		MasterCard, Inc., Class A	245
61		Perot Systems Corp., Class A (a)	1,026
58		Syntel, Inc.	1,899
—	(h)	Unisys Corp. (a)	—	(h)
—	(h)	VeriFone Holdings, Inc. (a)	1
164		Western Union Co. (The)	4,540
—	(h)	Wright Express Corp. (a)	1

			14,375

		Leisure Equipment & Products — 1.6%
—	(h)	Brunswick Corp.	1
152		Eastman Kodak Co.	2,219
218		Hasbro, Inc.	8,447
398		Mattel, Inc.	7,988
—	(h)	Pool Corp.	1

			18,656

		Life Sciences Tools & Services — 0.6%
12		Bio-Rad Laboratories, Inc., Class A (a)	1,037
193		Bruker Corp. (a)	2,662
34		Covance, Inc. (a)	3,141
—	(h)	Dionex Corp. (a)	4
6		Invitrogen Corp. (a)	268
4		Thermo Fisher Scientific, Inc. (a)	260

			7,372

		Machinery — 3.6%
73		Caterpillar, Inc.	5,097
62		Clarcor, Inc.	2,394
12		Cummins, Inc.	799
56		Deere & Co.	3,928
14		Donaldson Co., Inc.	628
8		Eaton Corp.	582
24		Flowserve Corp.	3,224
62		Graco, Inc.	2,264
10		IDEX Corp.	371
—	(h)	Ingersoll-Rand Co. Ltd., (Bermuda), Class A	—	(h)
56		Joy Global, Inc.	4,034
23		Kaydon Corp.	1,111

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Short Positions — Continued
		Machinery — Continued
17		Lincoln Electric Holdings, Inc.	1,385
7		Lindsay Corp.	678
11		Nordson Corp.	783
117		Pentair, Inc.	4,034
11		Robbins & Myers, Inc.	572
20		Sauer-Danfoss, Inc.	574
9		SPX Corp.	1,110
—	(h)	Toro Co.	3
27		Valmont Industries, Inc.	2,847
89		Wabtec Corp.	4,954

			41,372

		Media — 3.4%
—	(h)	AH Belo Corp., Class A	—	(h)
—	(h)	Arbitron, Inc.	3
—	(h)	Belo Corp., Class A	—	(h)
24		Cablevision Systems Corp., Class A (a)	591
1		Citadel Broadcasting Corp. (a)	1
63		CTC Media, Inc., (Russia) (a)	1,455
59		Discovery Holding Co., Class A (a)	1,164
42		DreamWorks Animation SKG, Inc., Class A (a)	1,240
11		Interactive Data Corp.	319
318		Interpublic Group of Companies, Inc. (The) (a)	2,795
92		Lamar Advertising Co., Class A (a)	3,495
141		Liberty Global, Inc., Class A (a)	4,018
185		Liberty Media Corp. - Capital, Series A (a)	2,870
8		Liberty Media Corp. - Entertainment, Series A (a)	187
—	(h)	McClatchy Co., Class A	—	(h)
124		McGraw-Hill Cos., Inc. (The)	5,043
24		Morningstar, Inc. (a)	1,509
199		Omnicom Group, Inc.	8,505
102		Regal Entertainment Group, Class A	1,703
—	(h)	RH Donnelley Corp. (a)	—	(h)
62		Viacom, Inc., Class B (a)	1,724
38		Virgin Media, Inc.	430
89		Walt Disney Co. (The)	2,701

			39,753

		Metals & Mining — 1.7%
17		Allegheny Technologies, Inc.	824
18		Cleveland-Cliffs, Inc.	1,987
71		Commercial Metals Co.	2,114
—	(h)	Hecla Mining Co. (a)	1
168		Newmont Mining Corp.	8,081
20		Nucor Corp.	1,162
45		Schnitzer Steel Industries, Inc., Class A	4,053
29		Steel Dynamics, Inc.	924
25		Titanium Metals Corp.	283
—	(h)	Worthington Industries, Inc.	1

			19,430

		Multiline Retail — 0.7%
—	(h)	Dillard’s, Inc., Class A	—	(h)
77		Dollar Tree, Inc. (a)	2,888
133		Family Dollar Stores, Inc.	3,096
12		J.C. Penney Co., Inc.	371
11		Nordstrom, Inc.	325
23		Target Corp.	1,044

			7,724

		Multi-Utilities — 3.0%
48		Alliant Energy Corp.	1,537
71		Ameren Corp.	2,911
3		Black Hills Corp.	82
158		Consolidated Edison, Inc.	6,266
33		Dominion Resources, Inc.	1,451
160		MDU Resources Group, Inc.	5,098
62		NSTAR	1,966
89		OGE Energy Corp.	2,924
160		SCANA Corp.	5,797
114		Sempra Energy	6,410
30		TECO Energy, Inc.	560

			35,002

		Office Electronics — 0.2%
142		Xerox Corp.	1,940

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Short Positions — Continued
		Oil, Gas & Consumable Fuels — 4.1%
—	(h)	Alon USA Energy, Inc.	—	(h)
17		Anadarko Petroleum Corp.	978
20		Arch Coal, Inc.	1,111
4		Arena Resources, Inc. (a)	155
76		Atlas America, Inc.	2,817
—	(h)	BP Prudhoe Bay Royalty Trust	30
29		BPZ Resources, Inc. (a)	530
6		Carrizo Oil & Gas, Inc. (a)	277
38		Cheniere Energy, Inc. (a)	115
21		Chesapeake Energy Corp.	1,036
18		Comstock Resources, Inc. (a)	1,095
12		Consol Energy, Inc.	919
44		Denbury Resources, Inc. (a)	1,243
7		Encore Acquisition Co. (a)	403
134		EXCO Resources, Inc. (a)	3,483
178		Frontier Oil Corp.	3,254
17		Hess Corp.	1,735
—	(h)	Holly Corp.	13
145		Newfield Exploration Co. (a)	7,096
17		Occidental Petroleum Corp.	1,364
29		Peabody Energy Corp.	1,928
16		Penn Virginia Corp.	992
67		PetroHawk Energy Corp. (a)	2,247
17		Pioneer Natural Resources Co.	986
4		Plains Exploration & Production Co. (a)	201
21		Quicksilver Resources, Inc. (a)	536
27		Range Resources Corp.	1,288
5		Rosetta Resources, Inc. (a)	114
65		Spectra Energy Corp.	1,755
19		St. Mary Land & Exploration Co.	811
105		Sunoco, Inc.	4,275
141		Tesoro Corp.	2,175
58		Valero Energy Corp.	1,925
5		Whiting Petroleum Corp. (a)	502

			47,389

		Paper & Forest Products — 0.4%
51		Louisiana-Pacific Corp.	429
58		MeadWestvaco Corp.	1,564
49		Weyerhaeuser Co.	2,609

			4,602

		Personal Products — 0.5%
35		Alberto-Culver Co.	926
114		Avon Products, Inc.	4,819
—	(h)	Chattem, Inc. (a)	3

			5,748

		Pharmaceuticals — 2.5%
56		Allergan, Inc.	2,890
84		Auxilium Pharmaceuticals, Inc. (a)	3,119
123		Johnson & Johnson	8,434
82		Mylan, Inc. (a)	1,065
45		Perrigo Co.	1,584
205		Sepracor, Inc. (a)	3,575
213		Wyeth	8,650
—	(h)	XenoPort, Inc. (a)	4

			29,321

		Real Estate Investment Trusts (REITs) — 1.6%
—	(h)	Alexandria Real Estate Equities, Inc.	21
15		Apartment Investment & Management Co., Class A	510
8		AvalonBay Communities, Inc.	783
2		BRE Properties, Inc.	73
29		Camden Property Trust	1,438
91		CapitalSource, Inc.	1,062
103		Duke Realty Corp.	2,549
—	(h)	Equity One, Inc.	1
8		Equity Residential	363
22		Federal Realty Investment Trust	1,583
15		General Growth Properties, Inc.	420
26		HCP, Inc.	933
—	(h)	Kimco Realty Corp.	3
47		Liberty Property Trust	1,703
25		Mack-Cali Realty Corp.	977
33		Nationwide Health Properties, Inc.	1,235
14		Public Storage	1,155
34		Regency Centers Corp.	2,039
51		UDR, Inc.	1,301

			18,149

		Real Estate Management & Development — 0.3%
149		CB Richard Ellis Group, Inc., Class A (a)	2,095

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Short Positions — Continued
		Real Estate Management & Development — Continued
10		Forest City Enterprises, Inc., Class A	269
—	(h)	Forestar Real Estate Group, Inc. (a)	3
43		St Joe Co. (The)	1,524

			3,891

		Road & Rail — 0.8%
122		Heartland Express, Inc.	2,076
—	(h)	Knight Transportation, Inc.	1
72		Landstar System, Inc.	3,644
5		Union Pacific Corp.	435
108		Werner Enterprises, Inc.	2,580
—	(h)	YRC Worldwide, Inc. (a)	—	(h)

			8,736

		Semiconductors & Semiconductor Equipment — 3.3%
17		Analog Devices, Inc.	524
71		Atheros Communications, Inc. (a)	2,199
326		Cypress Semiconductor Corp. (a)	8,884
67		FEI Co. (a)	1,683
—	(h)	FormFactor, Inc. (a)	—	(h)
380		Intel Corp.	8,438
117		International Rectifier Corp. (a)	1,981
164		LSI Corp. (a)	1,140
2		Microchip Technology, Inc.	67
168		Novellus Systems, Inc. (a)	3,430
205		ON Semiconductor Corp. (a)	1,928
85		Rambus, Inc. (a)	1,403
—	(h)	Sigma Designs, Inc. (a)	1
7		Silicon Laboratories, Inc. (a)	220
—	(h)	SiRF Technology Holdings, Inc. (a)	1
—	(h)	Tessera Technologies, Inc. (a)	—	(h)
25		Texas Instruments, Inc.	602
49		Varian Semiconductor Equipment Associates, Inc. (a)	1,434
—	(h)	Verigy Ltd., (Singapore) (a)	—	(h)
167		Xilinx, Inc.	4,141

			38,076

		Software — 3.3%
—	(h)	ACI Worldwide, Inc. (a)	—	(h)
10		Adobe Systems, Inc. (a)	427
25		ANSYS, Inc. (a)	1,135
34		BMC Software, Inc. (a)	1,115
338		Cadence Design Systems, Inc. (a)	2,497
7		Concur Technologies, Inc. (a)	300
75		Electronic Arts, Inc. (a)	3,243
14		FactSet Research Systems, Inc.	830
70		Jack Henry & Associates, Inc.	1,513
—	(h)	Lawson Software, Inc. (a)	1
270		Macrovision Solutions Corp. (a)	4,109
30		McAfee, Inc. (a)	985
3		MICROS Systems, Inc. (a)	93
—	(h)	Net 1 UEPS Technologies, Inc., (South Africa) (a)	—	(h)
235		Nuance Communications, Inc. (a)	3,654
392		Oracle Corp. (a)	8,430
40		Parametric Technology Corp. (a)	767
330		Red Hat, Inc. (a)	7,060
1		Sybase, Inc. (a)	40
84		Synopsys, Inc. (a)	2,016
—	(h)	TIBCO Software, Inc. (a)	1
—	(h)	Vasco Data Security International, Inc. (a)	1

			38,217

		Specialty Retail — 4.4%
81		Abercrombie & Fitch Co., Class A	4,461
170		Aeropostale, Inc. (a)	5,481
432		American Eagle Outfitters, Inc.	6,044
21		AutoZone, Inc. (a)	2,676
35		Bed Bath & Beyond, Inc. (a)	963
5		Best Buy Co., Inc.	199
—	(h)	Borders Group, Inc.	—	(h)
51		Buckle, Inc. (The)	2,630
—	(h)	Cabela’s, Inc. (a)	—	(h)
34		CarMax, Inc. (a)	451
27		Chico’s FAS, Inc. (a)	149
9		Circuit City Stores, Inc.	18
—	(h)	Coldwater Creek, Inc. (a)	—	(h)

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Short Positions — Continued
		Specialty Retail — Continued
77		Dick’s Sporting Goods, Inc. (a)	1,359
39		GameStop Corp., Class A (a)	1,577
101		Guess?, Inc.	3,209
121		Limited Brands, Inc.	1,997
133		Office Depot, Inc. (a)	905
—	(h)	OfficeMax, Inc.	1
—	(h)	Sally Beauty Holdings, Inc. (a)	—	(h)
133		Sherwin-Williams Co. (The)	7,092
229		Tiffany & Co.	8,638
7		TJX Cos., Inc.	226
169		Williams-Sonoma, Inc.	2,939
—	(h)	Zumiez, Inc. (a)	1

			51,016

		Textiles, Apparel & Luxury Goods — 0.4%
31		Fossil, Inc. (a)	829
23		Hanesbrands, Inc. (a)	498
15		Polo Ralph Lauren Corp.	877
—	(h)	Quiksilver, Inc. (a)	—	(h)
—	(h)	Timberland Co., Class A (a)	1
7		V.F. Corp.	526
33		Warnaco Group, Inc. (The) (a)	1,387
—	(h)	Wolverine World Wide, Inc.	2

			4,120

		Thrifts & Mortgage Finance — 0.4%
27		Capitol Federal Financial	1,088
25		Fannie Mae	284
242		Freddie Mac	1,981
—	(h)	Guaranty Financial Group, Inc. (a)	1
15		Hudson City Bancorp, Inc.	266
3		New York Community Bancorp, Inc.	43
60		People’s United Financial, Inc.	1,025
—	(h)	PMI Group, Inc. (The)	—	(h)
—	(h)	Radian Group, Inc.	—	(h)
—	(h)	Washington Mutual, Inc.	—	(h)

			4,688

		Tobacco — 0.1%
20		Altria Group, Inc.	410
11		UST, Inc.	569

			979

		Trading Companies & Distributors — 1.2%
112		Fastenal Co.	5,463
97		W.W. Grainger, Inc.	8,643

			14,106

		Water Utilities — 0.0% (g)
38		Aqua America, Inc.	605

		Wireless Telecommunication Services — 0.5%
15		Leap Wireless International, Inc. (a)	658
73		NII Holdings, Inc. (a)	3,973
21		SBA Communications Corp, Class A (a)	795

			5,426

		Total Short Positions (Proceeds $1,083,395)	$1,076,650

Percentages indicated are based on net assets.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,374
Aggregate gross unrealized depreciation	(34,657)

Net unrealized appreciation/depreciation	($9,283)

Federal income tax cost of investments	$1,160,287

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.

JPMorgan Asia Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 93.4%
	Common Stocks — 93.4%
	China — 19.0%
17,000	Belle International Holdings Ltd.	17,404
65,000	China Construction Bank Corp., Class H	56,685
9,300	China COSCO Holdings Co., Ltd., Class H	22,173
43,000	China Hongxing Sports Ltd.	14,855
13,800	China Merchants Bank Co., Ltd., Class H	49,729
5,500	China National Building Material Co., Ltd., Class H	10,557
32,000	China Petroleum & Chemical Corp., Class H	33,418
5,000	China Sky Chemical Fibre Co., Ltd.	2,952
6,500	Guangzhou R&F Properties Co., Ltd., Class H	13,246
33,897	Soho China Ltd.	19,900
16,000	Synear Food Holdings Ltd.	5,020

		245,939

	Hong Kong — 19.0%
15,500	AMVIG Holdings Ltd.	15,606
15,500	Cathay Pacific Airways Ltd.	29,658
4,200	China Mobile Ltd.	56,113
8,000	China Netcom Group Corp., Ltd.	24,269
2,000	Esprit Holdings Ltd.	21,281
19,860	Huabao International Holdings Ltd.	15,883
4,434	Kerry Properties Ltd.	23,417
3,300	Li & Fung Ltd.	11,147
20,000	Nine Dragons Paper Holdings Ltd.	15,467
13,500	Pacific Basin Shipping Ltd.	18,932
11,000	Shimao Property Holdings Ltd.	13,565

		245,338

	India — 7.4%
590	ICICI Bank Ltd., ADR	17,470
480	Larsen & Toubro Ltd., GDR	28,896
475	Reliance Industries Ltd., GDR (e)	48,592

		94,958

	Indonesia — 7.2%
43,000	Bank Rakyat Indonesia	28,504
80,000	Indofood Sukses Makmur Tbk PT (a)	19,797
15,761	Telekomunikasi Indonesia Tbk PT	13,101
25,750	United Tractors Tbk PT	31,974

		93,376

	Malaysia — 2.0%
15,000	IOI Corp. BHD	26,336

	Singapore — 11.8%
40,000	Golden Agri-Resources Ltd.	20,670
4,900	Keppel Corp., Ltd.	37,834
25,000	Olam International Ltd.	40,991
8,300	SembCorp Industries Ltd.	27,143
8,000	Wilmar International Ltd.	25,572

		152,210

	South Korea — 18.7%
200	Daelim Industrial Co.	17,886
703	Digitech Systems Co., Ltd. (a)	10,041
565	Kangwon Land, Inc.	13,391
700	Kookmin Bank	39,694
350	LG Corp.	22,353
196	LG Electronics, Inc.	20,024
34	Samsung Electronics Co., Ltd.	18,811
320	Samsung Engineering Co., Ltd.	24,714
165	Samsung Fire & Marine Insurance Co., Ltd.	32,555
740	Samsung Heavy Industries Co., Ltd.	28,140
29	Shinsegae Co., Ltd.	14,670

		242,279

	Taiwan — 7.2%
9,300	Asia Cement Corp.	13,583
11,550	Cathay Financial Holding Co., Ltd.	22,248
10,000	Chunghwa Telecom Co., Ltd. (a)	25,311
5,341	HON HAI Precision Industry Co., Ltd.	25,813
4,089	InnoLux Display Corp.	6,365

		93,320

JPMorgan Asia Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Thailand — 1.1%
6,200	Siam Commercial Bank pcl, Foreign Shares	13,885

	Total Investments — 93.4% (Cost $1,293,021)	1,207,641

	Other Assets in Excess of Liabilities — 6.6%	85,972

	NET ASSETS — 100.0%	$1,293,613

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

Commercial Banks	17.0%
Food Products	8.1
Industrial Conglomerates	7.2
Oil, Gas & Consumable Fuels	6.8
Construction & Engineering	5.9
Real Estate Management & Development	5.8
Diversified Telecommunication Services	5.2
Machinery	5.0
Wireless Telecommunication Services	4.6
Food & Staples Retailing	4.6
Insurance	4.5
Marine	3.4
Specialty Retail	3.2
Airlines	2.5
Electronic Equipment & Instruments	2.1
Construction Materials	2.0
Household Durables	1.7
Semiconductors & Semiconductor Equipment	1.6
Textiles, Apparel & Luxury Goods	1.5
Computers & Peripherals	1.4
Chemicals	1.3
Containers & Packaging	1.3
Paper & Forest Products	1.3
Hotels, Restaurants & Leisure	1.1
Others (each less than 1.0%)	0.9

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

(a)	Non-income producing security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $1,176,286,000 and 97.4%, respectively.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,455
Aggregate gross unrealized depreciation	(143,835)

Net unrealized appreciation/depreciation	($85,380)

Federal income tax cost of investments	$1,293,021

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JULY 31, 2008 (Amounts in thousands) (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.1%
	Common Stocks — 99.1%
	China — 32.5%
121	Asia Cement China Holdings Corp. (a)	84
114	Belle International Holdings Ltd.	117
74	Bosideng International Holdings Ltd. (a)	12
1,030	China Construction Bank Corp., Class H	898
58	China COSCO Holdings Co., Ltd., Class H	139
152	China Life Insurance Co., Ltd., Class H	572
154	China Merchants Bank Co., Ltd., Class H	555
54	China National Building Material Co., Ltd., Class H	104
518	China Petroleum & Chemical Corp., Class H	541
73	China Railway Construction Corp., Class H (a)	112
81	China Shenhua Energy Co., Ltd., Class H	297
327	China Shipping Container Lines Co., Ltd., Class H	105
244	China Vanke Co., Ltd., Class B	283
48	Guangzhou R&F Properties Co., Ltd., Class H	97
102	Parkson Retail Group Ltd.	140
3	Perfect World Co., Ltd., ADR (a)	75
25	Tencent Holdings Ltd.	223
13	Yantai Changyu Pioneer Wine Co., Class B	81

		4,435

	Hong Kong — 38.8%
44	BOC Hong Kong Holdings Ltd.	111
48	Cathay Pacific Airways Ltd.	92
38	Cheung Kong Holdings Ltd.	526
68	Cheung Kong Infrastructure Holdings Ltd.	299
80	China Mobile Ltd.	1,066
89	China Netcom Group Corp., Ltd.	270
63	China Resources Power Holdings Co.	140
122	China Unicom Ltd.	250
320	CNOOC Ltd.	472
12	Dah Sing Financial Holdings Ltd.	97
19	Esprit Holdings Ltd.	201
60	Hang Lung Properties Ltd.	188
17	Hang Seng Bank Ltd.	337
11	Hong Kong Exchanges and Clearing Ltd.	155
92	Hutchison Telecommunications International Ltd. (a)	120
15	Hutchison Whampoa Ltd.	140
35	Kerry Properties Ltd.	186
61	Li Ning Co., Ltd.	147
27	Lifestyle International Holdings Ltd.	40
18	Sun Hung Kai Properties Ltd.	267
43	Wharf Holdings Ltd.	190

		5,294

	Taiwan — 27.8%
90	Acer, Inc.	185
47	Asia Cement Corp.	68
222	AU Optronics Corp.	248
173	Cathay Financial Holding Co., Ltd.	334
257	Chinatrust Financial Holding Co., Ltd.	186
42	Chroma ATE, Inc.	75
145	Chunghwa Telecom Co., Ltd. (a)	367
199	First Financial Holding Co., Ltd.	167
60	Formosa Plastics Corp.	127
90	HON HAI Precision Industry Co., Ltd.	436
12	HTC Corp.	188
21	MediaTek, Inc.	220
36	Powertech Technology, Inc.	103
12	Shin Zu Shing Co. Ltd.	56
84	Siliconware Precision Industries Co.	109
30	Taiwan Fertilizer Co., Ltd.	108
356	Taiwan Semiconductor Manufacturing Co., Ltd.	644
36	Tripod Technology Corp.	91
62	Wistron Corp. (a)	90

		3,802

	Total Investments — 99.1% (Cost $14,009)	13,531
	Other Assets in Excess of Liabilities — 0.9%	122

	NET ASSETS — 100.0%	$13,653

	Percentages indicated are based on net assets.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JULY 31, 2008 (Amounts in thousands) (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

Commercial Banks	17.4%
Real Estate Management & Development	12.8
Wireless Telecommunication Services	10.6
Oil, Gas & Consumable Fuels	9.7
Semiconductors & Semiconductor Equipment	8.0
Insurance	6.7
Electronic Equipment & Instruments	6.3
Diversified Telecommunication Services	4.7
Computers & Peripherals	3.4
Specialty Retail	2.3
Electric Utilities	2.2
Construction Materials	1.9
Marine	1.8
Chemicals	1.7
Internet Software & Services	1.6
Multiline Retail	1.3
Diversified Financial Services	1.1
Leisure Equipment & Products	1.1
Industrial Conglomerates	1.0
Independent Power Producers & Energy Traders	1.0
Others (each less than 1.0%)	3.4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR —	American Depositary Receipt

(a) Non-income producing security.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $13,456,000 and 99.4%, respectively

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$567
Aggregate gross unrealized depreciation	(1,045)

Net unrealized appreciation/depreciation	($478)

Federal income tax cost of investments	$14,009

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 98.9%
		Common Stocks — 86.8%
		Brazil — 10.5%
5		Centrais Eletricas Brasileiras S.A. (m)	88
1		Cia de Saneamento Basico do Estado de Sao Paulo, ADR (m)	58
4		Companhia Vale do Rio Doce, ADR (m)	134
5		Petroleo Brasileiro S.A., ADR (m)	297
2		Tele Norte Leste Participacoes S.A., ADR (m)	36
1		Unibanco - Uniao de Bancos Brasileiros S.A., GDR (m)	82

			695

		China — 5.2%
38		BYD Co., Ltd., Class H	38
144		China Construction Bank Corp., Class H (m)	125
34		China COSCO Holdings Co., Ltd., Class H (m)	80
22		China Shipping Development Co., Ltd., Class H (m)	67
52		Industrial & Commercial Bank of China, Class H (m)	39

			349

		Egypt — 2.9%
8		Commercial International Bank (m)	73
2		Egyptian Co. for Mobile Services (m)	64
6		Egyptian Financial Group-Hermes Holding (m)	56

			193

		Hong Kong — 5.8%
60		Chaoda Modern Agriculture (m)	69
8		China Mobile Ltd. (m)	107
66		CNOOC Ltd. (m)	97
162		Denway Motors Ltd. (m)	57
23		Industrial and Commercial Bank of China Asia Ltd. (m)	55

			385

		Hungary — 1.4%
2		OTP Bank Nyrt (a) (m)	90

		Indonesia — 3.6%
28		Astra Agro Lestari Tbk PT (m)	67
53		Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (a) (m)	45
31		PT Astra International Tbk (m)	76
15		Timah Tbk PT (m)	52

			240

		Israel — 3.7%
17		Bank Leumi Le-Israel BM (m)	73
2		Cellcom Israel Ltd. (m)	53
3		Israel Chemicals Ltd. (m)	62
3		Partner Communications (m)	55

			243

		Luxembourg — 0.7%
—	(h)	Evraz Group S.A., GDR (m)	48

		Mexico — 1.2%
1		America Movil S.A.B. de C.V., Series L, ADR (m)	26
32		Grupo Mexico S.A.B. de C.V., Class B (m)	56

			82

		Philippines — 0.9%
1		Philippine Long Distance Telephone Co., ADR (m)	62

		Poland — 2.2%
1		KGHM Polska Miedz S.A. (m)	59
8		Telekomunikacja Polska S.A. (m)	84

			143

		Russia — 12.9%
6		Gazprom OAO, ADR (m)	286
2		Gazpromneft OAO, ADR (m)	71
2		LUKOIL OAO, ADR (a) (m)	132
4		MMC Norilsk Nickel, ADR (m)	80
1		Mobile Telesystems OJSC, ADR (m)	71
1		Novolipetsk Steel OJSC, GDR (m)	62
6		Raspadskaya (m)	42
3		Severstal, ADR (m)	51
1		Tatneft, GDR (m)	61

			856

		Singapore — 0.8%
170		Mercator Lines Singapore Ltd. (m)	52

		South Africa — 4.2%
2		ArcelorMittal South Africa Ltd. (m)	59
2		Impala Platinum Holdings Ltd. (m)	82

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		South Africa — Continued
3		Sasol Ltd. (m)	136

			277

		South Korea — 12.3%
1		Hyundai Marine & Fire Insurance Co. Ltd. (m)	29
1		Hyundai Motor Co. (m)	77
6		Korea Exchange Bank (m)	77
—	(h)	Korea Line Corp. (m)	77
1		KT&G Corp. (m)	82
1		LG Chem Ltd. (m)	75
1		LG Corp. (m)	74
1		LG Display Co., Ltd. (m)	15
1		LG Electronics, Inc. (m)	68
—	(h)	Samsung Electronics Co., Ltd. (m)	199
1		SFA Engineering Corp. (m)	43

			816

		Taiwan — 13.7%
11		Acer, Inc., GDR (m)	116
7		AU Optronics Corp., ADR (m)	82
3		China Steel Corp., GDR (m)	75
15		Compal Electronics, Inc., GDR (m)	71
43		Far Eastern Textile Co., Ltd. (m)	55
9		Farglory Land Development Co., Ltd. (m)	23
59		First Financial Holding Co., Ltd. (m)	49
4		HTC Corp. (m)	61
14		Huaku Development Co. Ltd. (a) (m)	34
33		Hung Poo Real Estate Development Corp. (m)	39
37		Quanta Computer, Inc. (m)	53
14		Sincere Navigation (m)	25
14		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	131
27		Tung Ho Steel Enterprise Corp. (m)	42
9		U-Ming Marine Transport Corp. (m)	24
28		WPG Holdings Co. Ltd. (a) (m)	32

			912

		Thailand — 1.7%
9		PTT Pcl - Foreign Shares (m)	68
41		Thoresen Thai Agencies Pcl (m)	45

			113

		Turkey — 3.1%
5		Eregli Demir ve Celik Fabrikalari TAS (m)	40
2		KOC Holding AS (a) (m)	9
3		Tupras Turkiye Petrol Rafine (m)	93
9		Turkcell Iletisim Hizmet AS (m)	67

			209

		Total Common Stocks (Cost $6,625)	5,765

		Participation Notes — 7.7% (m)
		India — 7.7%
4		Bajaj Holdings and Investments, expiring 05/17/10	33
11		Bank of India, expiring 05/02/11 (e)	70
7		Bharat Petroleum Corp., Ltd., expiring 09/02/10	55
6		Indian Oil Corp., Ltd., expiring 12/13/10	55
3		Oil & Natural Gas Corp., Ltd., expiring 01/18/10 (e)	79
5		Orbit Corp. Ltd., expiring 12/11/12 (e)	29
30		Petronet LNG Ltd., expiring 08/22/08	42
5		Punjab National Bank, expiring 11/22/10	53
3		Tata Steel Ltd., expiring 01/24/17	48
16		Union Bank Of India, expiring 12/31/49 (m)	50

		Total Participation Notes (Cost $665)	514

		Preferred Stocks — 4.4% (m)

		Brazil — 4.4%
2		Cia de Transmissao de Energia Eletrica Paulista	71
3		Cia Paranaense de Energia	63
3		Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	84
2		Usinas Siderurgicas de Minas Gerais S.A., Series A	76

		Total Preferred Stocks (Cost $255)	294

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

NUMBER OF RIGHTS		SECURITY DESCRIPTION	VALUE ($)

		Rights — 0.0% (m)
		Taiwan — 0.0%
—	(h)	Farglory Land Development, expiring 08/15/08 (a) (Cost $—)	—

		Total Investments — 98.9% (Cost $7,545)	6,573
		Other Assets in Excess of Liabilities — 1.1%	71

		NET ASSETS — 100.0%	$6,644

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

Oil, Gas & Consumable Fuels	20.3%
Metals & Mining	15.3
Commercial Banks	11.9
Wireless Telecommunication Services	7.7
Marine	5.6
Semiconductors & Semiconductor Equipment	5.0
Electric Utilities	4.7
Computers & Peripherals	4.6
Capital Markets	4.2
Automobiles	3.2
Food Products	2.8
Electronic Equipment & Instruments	2.6
Chemicals	2.1
Industrial Conglomerates	2.1
Real Estate Management & Development	1.9
Diversified Telecommunication Services	1.8
Tobacco	1.2
Household Durables	1.0
Others (each less than 1.0%)	2.0

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123
Aggregate gross unrealized depreciation	(1,095)

Net unrealized appreciation/depreciation	$(972)

Federal income tax cost of investments	$7,545

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

(a)	Non-income producing security.
(e)

Security is exempt from registration under Rule144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are $4,283 and 65.2%, respectively.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Investments*
JPMorgan Emerging Economies Fund

Level 1	$539	$—

Level 2	6,034	—

Level 3	—	—

Total	$6,573	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 93.9%(m)
		Common Stocks — 82.9%
		Argentina — 1.6%
101		Banco Macro S.A., ADR	1,904
109		Tenaris S.A., ADR	6,588

			8,492

		Austria — 1.2%
53		Raiffeisen International Bank Holding AG (c)	6,607

		Brazil — 6.5%
1,234		Cia Vale do Rio Doce, ADR	32,292
187		Gol Linhas Aereas Inteligentes S.A., ADR	1,912

			34,204

		Chile — 0.8%
89		Banco Santander Chile S.A., ADR	4,048

		China — 4.3%
1,066		Anhui Conch Cement Co., Ltd., Class H (a)	6,220
2,831		China Merchants Bank Co., Ltd., Class H	10,202
2,276		China National Building Material Co., Ltd., Class H	4,369
850		Tsingtao Brewery Co., Ltd., Class H	1,822

			22,613

		Egypt — 1.8%
75		Orascom Construction Industries	5,480
394		Orascom Telecom Holding SAE	4,220

			9,700

		Hong Kong — 8.5%
4,304		Agile Property Holdings Ltd.	4,008
1,568		China Mobile Ltd.	20,942
580		Esprit Holdings Ltd.	6,176
9,624		GOME Electrical Appliances Holdings Ltd.	4,035
1,150		Li & Fung Ltd.	3,885
2,868		Shimao Property Holdings Ltd.	3,537
902		Yue Yuen Industrial Holdings Ltd.	2,327

			44,910

		Hungary — 1.1%
132		OTP Bank Nyrt., ADR (a) (e)	3,109
—	(h)	Richter Gedeon Nyrt.	46
11		Richter Gedeon Nyrt., ADR (e)	2,584

			5,739

		India — 10.0%
247		ACC Ltd.	3,358
829		Ambuja Cements Ltd., GDR	1,600
622		Bharti Airtel Ltd. (a)	11,605
268		Housing Development Finance Corp., Ltd.	14,208
252		Indiabulls Real Estate Ltd. (a)	1,678
122		Infosys Technologies Ltd.	4,524
104		Infosys Technologies Ltd., ADR	4,091
324		Reliance Capital Ltd.	9,793
503		Zee Entertainment Enterprises Ltd.	2,275

			53,132

		Indonesia — 2.0%
5,746		Bank Rakyat Indonesia	3,809
123		Telekomunikasi Indonesia Tbk PT, ADR	4,045
3,783		Unilever Indonesia Tbk PT	2,853

			10,707

		Israel — 1.1%
132		Teva Pharmaceutical Industries Ltd., ADR	5,924

		Malaysia — 0.7%
299		British American Tobacco Malaysia Bhd	3,708

		Mexico — 9.0%
360		America Movil S.A.B. de C.V., Series L, ADR	18,176
225		Cemex S.A.B. de C.V., ADR (a)	4,786
355		Fomento Economico Mexicano S.A.B. de C.V., ADR	16,264
1,885		Grupo Financiero Banorte S.A.B. de C.V., Class O (c)	8,114

			47,340

		Russia — 4.6%
118		Gazprom OAO, ADR	5,627
181		Mechel, ADR	3,838
3,498		Sberbank	10,287
179		Vimpel-Communications, ADR	4,512

			24,264

		South Africa — 12.3%
1,402		African Bank Investments Ltd.	5,249
73		Anglo American plc	4,174
2,281		FirstRand Ltd.	5,141
358		Impala Platinum Holdings Ltd.	11,865
435		Massmart Holdings Ltd.	4,421

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	South Africa — Continued
757	MTN Group Ltd.	12,959
2,217	Netcare Ltd. (a)	2,150
295	Sasol Ltd.	15,735
1,533	Steinhoff International Holdings Ltd.	3,314

		65,008

	South Korea — 10.0%
56	Hyundai Mobis	4,886
79	Hyundai Motor Co.	5,495
113	Kookmin Bank	6,381
237	KT&G Corp., GDR (e)	10,510
15	POSCO	8,245
17	Samsung Electronics Co., Ltd.	9,410
15	Shinsegae Co., Ltd.	7,776

		52,703

	Taiwan — 4.3%
1,977	HON HAI Precision Industry Co., Ltd.	9,553
478	President Chain Store Corp.	1,472
636	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,044
3,069	Taiwan Semiconductor Manufacturing Co., Ltd.	5,543

		22,612

	Turkey — 1.5%
492	Akbank TAS	2,727
446	Anadolu Efes Biracilik Ve Malt Sanayii AS	5,010

		7,737

	United Arab Emirates — 1.6%
2,986	Emaar Properties PJSC	8,535

	Total Common Stocks (Cost $320,195)	437,983

	Preferred Stocks — 11.0%
	Brazil — 11.0%
574	Banco Itau Holding Financeira S.A.	12,171
78	Cia de Bebidas das Americas, ADR	4,602
904	Petroleo Brasileiro S.A., ADR	41,447

	Total Preferred Stocks (Cost $20,548)	58,220

	Total Long-Term Investments (Cost $340,743)	496,203

	Short-Term Investment — 5.5%
	Investment Company — 5.5%
29,130	JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $29,130)	29,130

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 1.6%
	Repurchase Agreements — 1.6%
1,763	Banc of America Securities LLC, 2.21%, dated 07/31/08, due 08/01/08, repurchase price $1,763, collateralized by U.S. Government Agency Mortgages	1,763
1,700	Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $1,700, collateralized by U.S. Government Agency Mortgages	1,700
1,700	Citigroup Global Markets, Inc., 2.20%, dated 07/31/08, due 08/01/08, repurchase price $1,700, collateralized by U.S. Government Agency Mortgages	1,700
1,500	Credit Suisse (USA) LLC, 2.15%, dated 07/31/08, due 08/01/08, repurchase price $1,500, collateralized by U.S. Government Agency Mortgages	1,500
1,800	Merrill Lynch Securities, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $1,800, collateralized by U.S. Government Agency Mortgages	1,800

	Total Investments of Cash Collateral for Securities on Loan (Cost $8,463)	8,463

	Total Investments — 101.0% (Cost $378,336 )	533,796
	Liabilities in Excess of Other Assets — (1.0)%	(5,373)

	NET ASSETS — 100.0%	$528,423

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
(excluding Investments of Cash Collateral for Securities on Loan):

Industry	Percentage

Commercial Banks	13.2%
Wireless Telecommunication Services	12.9
Oil, Gas & Consumable Fuels	12.0
Metals & Mining	11.5
Beverages	5.3
Semiconductors & Semiconductor Equipment	4.0
Construction Materials	3.9
Diversified Financial Services	3.8
Real Estate Management & Development	3.4
Tobacco	2.7
Thrifts & Mortgage Finance	2.7
Food & Staples Retailing	2.6
Specialty Retail	1.9
Electronic Equipment & Instruments	1.8
IT Services	1.6
Diversified Telecommunication Services	1.6
Pharmaceuticals	1.6
Energy Equipment & Services	1.3
Automobiles	1.0
Construction & Engineering	1.0
Short-Term Investment	5.5
Others (each less than 1.0%)	4.7

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$187,036
Aggregate gross unrealized depreciation	(31,576)

Net unrealized appreciation/depreciation	$155,460

Federal income tax cost of investments	$378,336

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

The value and percentage based on total investments (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $299,241,000 and 57.0%, respectively.

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 100.0%
		Common Stocks — 100.0%
		Australia — 1.8%
8		International Ferro Metals Ltd. (a) (m)	13
1		Macquarie Group Ltd.	34

			47

		Austria — 3.0%
1		Intercell AG (a) (m)	66
—	(h)	Schoeller-Bleckmann Oilfield Equipment AG (m)	13

			79

		China — 2.0%
4		Anhui Conch Cement Co., Ltd., Class H (a) (m)	23
28		Belle International Holdings Ltd. (m)	29

			52

		Finland — 1.1%
1		Nokia OYJ (m)	29

		France — 8.2%
—	(h)	Alstom S.A.	39
—	(h)	Compagnie Generale des Etablissements Michelin, Class B (m)	16
1		GDF Suez (m)	39
2		Rhodia S.A. (m)	42
1		Sodexo (m)	52
1		Vivendi (m)	26

			214

		Germany — 5.7%
1		Bayer AG	56
—	(h)	E.ON AG (m)	28
1		Lanxess AG (m)	36
—	(h)	Wincor Nixdorf AG (m)	27

			147

		Greece — 2.5%
4		Corinth Pipeworks S.A. (a) (m)	19
3		Sidenor Steel Products Manufacturing Co. S.A. (m)	47

			66

		Hong Kong — 1.0%
9		Hengan International Group Co. Ltd. (m)	27

		India — 1.3%
1		Reliance Capital Ltd., ADR (m)	34

		Israel — 1.5%
5		Makhteshim-Agan Industries Ltd. (m)	40

		Japan — 6.7%
—	(h)	Japan Tobacco, Inc. (m)	51
1		Mitsubishi Corp. (m)	26
—	(h)	Nintendo Co., Ltd. (m)	49
1		Shiseido Co., Ltd. (m)	22
1		Yakult Honsha Co., Ltd.	26

			174

		Netherlands — 3.7%
3		Koninklijke KPN N.V.	47
1		Royal Dutch Shell plc, Class A (m)	26
3		Vimetco N.V., GDR (a) (m)	22

			95

		Norway — 0.7%
2		Sevan Marine ASA (a) (m)	18

		Panama — 0.7%
—	(h)	Willbros Group, Inc. (a) (m)	19

		Russia — 1.1%
2		Magnitogorsk Iron & Steel Works, GDR (m)	28

		South Africa — 1.0%
7		African Bank Investments Ltd. (m)	26

		Spain — 2.9%
2		Banco Santander S.A. (m)	43
1		Telefonica S.A. (m)	32

			75

		Switzerland — 4.4%
1		Nestle S.A. (m)	58
—	(h)	Roche Holding AG (m)	56

			114

		Taiwan — 0.9%
2		HON HAI Precision Industry Co., Ltd., GDR (m)	23

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued) (Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		United Arab Emirates — 1.2%
3		Lamprell plc (m)	30

		United Kingdom — 16.8%
11		Afren plc (a)	27
13		Aricom plc (a) (m)	14
5		BAE Systems plc (m)	44
9		Beazley Group plc (m)	21
2		Cadbury plc (m)	19
3		HBOS plc (m)	16
2		Hikma Pharmaceuticals plc (m)	14
1		Imperial Tobacco Group plc (m)	31
7		International Power plc (m)	57
1		Reckitt Benckiser Group plc (m)	33
7		Royal Bank of Scotland Group plc (m)	29
1		Shire Ltd. (m)	22
13		TUI Travel plc (m)	49
22		Vodafone Group plc (m)	59

			435

		United States — 31.8%
1		Abbott Laboratories (m)	30
1		Bank of America Corp. (m)	39
—	(h)	Celgene Corp. (a) (m)	31
2		Cisco Systems, Inc. (a) (m)	53
2		Corning, Inc. (m)	34
—	(h)	CR Bard, Inc. (m)	43
—	(h)	Edison International (m)	18
—	(h)	FirstEnergy Corp. (m)	19
1		General Mills, Inc. (m)	39
—	(h)	Goldman Sachs Group, Inc. (The) (m)	64
2		Merck & Co., Inc. (m)	57
3		News Corp., Class B (m)	39
1		Norfolk Southern Corp. (m)	55
—	(h)	PACCAR, Inc. (m)	18
1		Paychex, Inc. (m)	20
1		Quanta Services, Inc. (a) (m)	30
1		Safeway, Inc. (m)	27
1		Staples, Inc. (m)	29
1		SYSCO Corp. (m)	37
2		TD AMERITRADE Holding Corp. (a) (m)	38
1		Verizon Communications, Inc. (m)	34
1		Walt Disney Co. (The) (m)	43
1		Xilinx, Inc. (m)	27

			824

		Total Investments — 100.0% (Cost $2,678)	2,596
		Liabilities in Excess of Other Assets — 0.0%	(1)

		NET ASSETS — 100.0%	$2,595

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

Pharmaceuticals	9.1%
Metals & Mining	5.5
Food Products	5.5
Capital Markets	5.2
Chemicals	4.5
Communications Equipment	4.5
Diversified Telecommunication Services	4.3
Media	4.2
Hotels, Restaurants & Leisure	3.9
Diversified Financial Services	3.8
Biotechnology	3.7
Commercial Banks	3.4
Tobacco	3.2
Energy Equipment & Services	3.1
Electric Utilities	2.5
Food & Staples Retailing	2.4
Wireless Telecommunication Services	2.3
Independent Power Producers & Energy Traders	2.2
Specialty Retail	2.2
Road & Rail	2.1
Oil, Gas & Consumable Fuels	2.0
Personal Products	1.9
Software	1.9
Aerospace & Defense	1.7
Health Care Equipment & Supplies	1.6
Multi-Utilities	1.5
Electrical Equipment	1.5
Household Products	1.3
Construction & Engineering	1.2
Semiconductors & Semiconductor Equipment	1.1%
Computers & Peripherals	1.0
Trading Companies & Distributors	1.0
Others (each less than 1.0%)	4.7

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/08		NET UNREALIZED APPRECIATION (DEPRECIATION)

105,232	AUD	09/10/08	$100		$99		$(1)

139,339	CAD	09/10/08	137		136		(1)

53,341	DKK	09/10/08	11		11		—	(h)

64,267	EUR	09/10/08	100		100		—	(h)

48,107	GBP	09/10/08	94		95		1

7,146 14,276	GBP for CAD	09/10/08	14	#	14	#	—	(h)

686,624	HKD	09/10/08	88		88		—	(h)

12,433,356	JPY	09/10/08	117		115		(2)

100,957	NOK	09/10/08	19		20		1

196,528	SEK	09/10/08	32		32		—	(h)

22,517	SGD	09/10/08	17		16		(1)

			$729		$726		$(3)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)

39,786	AUD	09/10/08	$37	$37	$—	(h)

25,756	CHF	09/10/08	25	25	—	(h)

226,296	EUR	09/10/08	349	352	(3)

149,154	GBP	09/10/08	291	295	(4)

895,947	HKD	09/10/08	115	115	—	(h)

1,909,846	JPY	09/10/08	18	18	—	(h)

77,990	NOK	09/10/08	15	15	—	(h)

			$850	$857	$(7)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/08 of the currency being sold, and the value at 07/31/08 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $1,719,000 and 66.2%, respectively.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127
Aggregate gross unrealized depreciation	(209)

Net unrealized appreciation/depreciation	($82)

Federal income tax cost of investments	$2,678

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in U.S. Dollars, unless otherwise noted) (Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Long-Term Investments — 84.4%
		Asset-Backed Securities — 2.1%
		United States — 2.1%
		Citigroup Mortgage Loan Trust, Inc.
59		Series 2006-WFH4, Class A1, VAR, 2.51%, 11/25/36	58
66		Series 2006-WMC1, Class A2B, VAR, 2.61%, 12/25/35	66
50		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A21, VAR, 2.50%, 07/25/36	49
140		Morgan Stanley ABS Capital I, Series 2006-WMC1, Class A2B, VAR, 2.66%, 12/25/35	135
60		New Century Home Equity Loan Trust, Series 2005-C, Class A2B, VAR, 2.63%, 12/25/35	59
29		Wells Fargo Home Equity Trust, Series 2006-1, Class A2, VAR, 2.55%, 05/25/36	29

		Total Asset-Backed Securities (Cost $398)	396

		Collateralized Mortgage Obligations — 2.5%
		Non-Agency CMO — 2.5%
202		Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A, VAR, 2.70%, 03/19/37	125
		WaMu Mortgage Pass Through Certificates,
177		Series 2005-AR02, Class 2A21, VAR, 2.79%, 01/25/45	119
180		Series 2005-AR15, Class A1A1, VAR, 2.72%, 11/25/45	114
174		Series 2005-AR17, Class A1A1, VAR, 2.73%, 12/25/45	108

		Total Collateralized Mortgage Obligations (Cost $571)	466

		Common Stocks — 23.4%
		Australia — 0.6%
5		Australia & New Zealand Banking Group Ltd. (m)	80
1		Macquarie Group Ltd.	40

			120

		Austria — 0.2%
1		Oesterreichische Post AG (m)	29

		Brazil —0.5%
2		Cia Energetica de Minas Gerais, ADR (m)	53
2		Cia Vale do Rio Doce, ADR (m)	47

			100

		Finland — 0.8%
3		Nokia OYJ (m)	70
3		Sampo OYJ, Class A	85

			155

		France — 2.9%
2		AXA S.A. (m)	55
1		BNP Paribas (m)	85
2		GDF Suez	95
—	(h)	Lafarge S.A.	33
1		Societe Generale	58
1		Total S.A. (m)	107
2		Vivendi (m)	101

			534

		Germany — 1.4%
1		Daimler AG	61
1		E.ON AG (m)	130
—	(h)	Muenchener Rueckversicherungs AG (m)	75

			266

		Greece — 0.2%
1		National Bank of Greece S.A. (m)	28

		Hong Kong — 0.6%
9		CLP Holdings Ltd. (m)	74
4		Esprit Holdings Ltd. (m)	41

			115

		Italy — 1.4%
3		ENI S.p.A. (m)	94
21		Intesa Sanpaolo S.p.A. (m)	119
7		UniCredit S.p.A. (m)	43

			256

		Japan — 0.9%
—	(h)	Nintendo Co., Ltd. (m)	97
2		Toyota Motor Corp. (m)	73

			170

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in U.S. Dollars, unless otherwise noted) (Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Long-Term Investments — Continued
		Common Stocks — Continued
		Netherlands — 2.4%
1		Akzo Nobel N.V.	51
1		ING Groep N.V. CVA	47
6		Koninklijke KPN N.V.	106
2		Koninklijke Philips Electronics N.V. (m)	56
4		Royal Dutch Shell plc, Class A (m)	146
1		Unilever N.V. CVA (m)	40

			446

		Norway — 0.3%
2		StatoilHydro ASA (m)	51

		Singapore — 0.4%
26		Singapore Telecommunications Ltd. (m)	68

		South Africa — 0.2%
11		African Bank Investments Ltd. (m)	43

		Spain — 1.1%
3		Banco Santander S.A. (m)	60
6		Iberdrola S.A. (m)	76
3		Telefonica S.A. (m)	74

			210

		Switzerland — 1.1%
2		Credit Suisse Group AG (m)	101
—	(h)	Roche Holding AG (m)	59
—	(h)	Zurich Financial Services AG (m)	31

			191

		Taiwan — 0.5%
2		Chunghwa Telecom Co., Ltd., ADR (a) (m)	45
6		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	62

			107

		United Kingdom — 1.9%
2		British American Tobacco plc (m)	82
3		GlaxoSmithKline plc (m)	61
7		HSBC Holdings plc (m)	118
40		Vodafone Group plc (m)	107

			368

		United States — 6.0%
1		Abbott Laboratories (m)	59
3		Altria Group, Inc. (m)	68
2		AT&T, Inc. (m)	63
4		Bank of America Corp. (m)	124
2		Bristol-Myers Squibb Co. (m)	51
2		DTE Energy Co. (m)	70
2		Duke Realty Corp. (m)	42
1		Exxon Mobil Corp. (m)	58
2		General Electric Co. (m)	47
1		Hospitality Properties Trust (m)	26
3		Merck & Co., Inc. (m)	86
2		Microsoft Corp. (m)	52
1		Occidental Petroleum Corp. (m)	60
1		Paychex, Inc. (m)	23
3		U.S. Bancorp (m)	97
4		Verizon Communications, Inc. (m)	122
2		Xcel Energy, Inc. (m)	47

			1,095

		Total Common Stocks (Cost $4,812)	4,352

		Convertible Bond — 0.4%
		United States — 0.4%
75		Countrywide Financial Corp., VAR, Zero Coupon, 04/15/37 (Cost $73)	73

		Corporate Bonds — 39.1%
		Canada — 0.9%
50		Quebecor Media, Inc., 7.75%, 03/15/16	46
50		Quebecor World Capital Corp., 0.00%, 11/15/13 (d)	17
50		Quebecor World, Inc., 0.00%, 01/15/15 (d)	23
100		Videotron Ltee, 6.88%, 01/15/14	96

			182

		Cayman Islands — 0.5%
100		Seagate Technology HDD Holdings, 6.80%, 10/01/16	90

		Luxembourg — 0.7%
75		FMC Finance III S.A., 6.88%, 07/15/17	72
100		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., 6.88%, 12/15/11	52

			124

		Netherlands — 0.2%
50		NXP BV/NXP Funding LLC, 7.88%, 10/15/14	42

		Russia — 0.5%
86		Gazprom International S.A., 7.20%, 02/01/20	86

		Singapore — 0.5%
100		Flextronics International Ltd., 6.25%, 11/15/14	92

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JULY 31, 2008 (Unaudited) (continued) (Amounts in U.S. Dollars, unless otherwise noted) (Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Long-Term Investments — Continued
	Corporate Bonds— Continued
	United Kingdom — 0.5%
100	Virgin Media Finance plc, 9.13%, 08/15/16	93

	United States — 34.3%
100	ACE Cash Express, Inc., 10.25%, 10/01/14 (e)	74
50	AES Corp. (The), 8.75%, 05/15/13 (e)	52
30	Airgas Inc., 7.13%, 10/01/18 (e)	30
150	Alliance One International, Inc., 11.00%, 05/15/12	153
	Allied Waste North America, Inc.
50	6.13%, 02/15/14	47
100	7.13%, 05/15/16	97
25	American Tire Distributors, Inc., VAR, 9.04%, 04/01/12	22
100	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	91
16	Associated Materials, Inc., 9.75%, 04/15/12	16
100	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.50%, 08/15/14	85
70	Biomet, Inc., 10.00%, 10/15/17	75
50	Block Communications, Inc., 8.25%, 12/15/15 (e)	47
50	Broder Brothers Co., 11.25%, 10/15/10	34
50	Calfrac Holdings LP, 7.75%, 02/15/15 (e)	47
100	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13	93
50	Central Garden and Pet Co., 9.13%, 02/01/13	41
100	Chiquita Brands International, Inc., 8.88%, 12/01/15	85
30	Citigroup Funding, Inc., 12.23%, 12/17/10	29
20	Collective Brands, Inc., 8.25%, 08/01/13	18
50	Community Health Systems, Inc., 8.88%, 07/15/15	50
125	Constar International, Inc., VAR, 6.05%, 02/15/12	107
60	Constellation Brands, Inc., 8.38%, 12/15/14	61
	Continental Airlines, Inc.
34	7.49%, 10/02/10	33
84	9.56%, 09/01/19 (i)	63
20	Copano Energy LLC/Copano Energy Finance Corp., 7.75%, 06/01/18 (e)	19
40	Dean Foods Co., 7.00%, 06/01/16	36
	DirecTV Holdings LLC/DirecTV Financing Co.
50	6.38%, 06/15/15	47
50	8.38%, 03/15/13	52
50	Dole Food Co., Inc., 8.63%, 05/01/09	49
100	Encore Acquisition Co., 7.25%, 12/01/17	96
89	Eurofresh, Inc., 11.50%, 01/15/13 (e)	60
25	FireKeepers Development Authority, 13.88%, 05/01/15 (e)	23
100	Ford Motor Co., 7.45%, 07/16/31	52
100	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	71
50	Forest Oil Corp., 7.25%, 06/15/19	47
100	General Cable Corp., VAR, 5.17%, 04/01/15	88
160	General Motors Corp., 8.38%, 07/15/33	79
25	General Nutrition Centers, Inc., PIK, 7.20%, 03/15/14	21
75	Georgia-Pacific LLC, 7.13%, 01/15/17 (e)	69
100	Harland Clarke Holdings Corp., VAR, 7.43%, 05/15/15	71
100	HCA, Inc., 9.25%, 11/15/16	103
100	Holly Energy Partners LP, 6.25%, 03/01/15	89
30	HSN, 11.25%, 08/01/16 (e)	30
100	Idearc, Inc., 8.00%, 11/15/16	45
50	Intcomex, Inc., 11.75%, 01/15/11	44
100	iPCS, Inc., VAR, 5.00%, 05/01/13	89
25	Jarden Corp., 7.50%, 05/01/17	22
100	JB Poindexter & Co., Inc., 8.75%, 03/15/14	72
40	Kansas City Southern Railway, 8.00%, 06/01/15	41
50	Keycorp, 6.50%, 05/14/13	42
100	Knowledge Learning Corp., Inc., 7.75%, 02/01/15 (e)	91
100	L-3 Communications Corp., 6.38%, 10/15/15	94
	Lamar Media Corp.
50	6.63%, 08/15/15	45
25	Land O’ Lakes, Inc., 9.00%, 12/15/10	26
90	Level 3 Financing, Inc., 9.25%, 11/01/14	82

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JULY 31, 2008 (Unaudited) (continued) (Amounts in U.S. Dollars, unless otherwise noted) (Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Long-Term Investments — Continued
	Corporate Bonds— Continued
50	Mac-Gray Corp., 7.63%, 08/15/15	48
5	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.88%, 11/01/14	4
40	Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 (e)	31
10	Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13	9
150	Medical Services Co., VAR, 10.29%, 10/15/11	154
50	Meritage Homes Corp., 7.00%, 05/01/14	40
50	MetroPCS Wireless, Inc., 9.25%, 11/01/14	49
100	Mosaic Co. (The), 7.37%, 12/01/14 (e)	103
75	NewPage Corp., 12.00%, 05/01/13	72
100	Omnicare, Inc., 6.88%, 12/15/15	92
100	PHI, Inc., 7.13%, 04/15/13	94
50	Pilgrim’s Pride Corp., 7.63%, 05/01/15	42
10	Plains Exploration & Production Co., 7.63%, 06/01/18	10
100	PolyOne Corp., 8.88%, 05/01/12	100
25	Polypore, Inc., 8.75%, 05/15/12	25
100	Quality Distribution LLC/QD Capital Corp., 9.00%, 11/15/10 (i)	55
100	Qwest Corp., 7.63%, 06/15/15	91
120	Range Resources Corp., 7.50%, 05/15/16	117
50	RBS Global, Inc./Rexnord Corp., 8.88%, 09/01/16	46
	RH Donnelley Corp.,
2	6.88%, 01/15/13	1
66	11.75%, 05/15/15 (e)	49
100	Rite Aid Corp., 7.50%, 03/01/17	81
100	Sabine Pass LNG LP, 7.25%, 11/30/13	86
30	Sanmina-SCI Corp., VAR, 5.55%, 06/15/14 (e)	28
25	Seminole Hard Rock Entertainment, Inc., VAR, 5.30%, 03/15/14 (e)	20
100	Service Corp. International, 7.00%, 06/15/17	93
25	Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (e)	20
100	Smithfield Foods, Inc., 7.75%, 05/15/13	90
50	Sotheby's, 7.75%, 06/15/15 (e) (i)	48
25	Southwestern Energy Co., 7.50%, 02/01/18 (e)	26
100	Spansion, Inc., VAR, 5.81%, 06/01/13 (e)	70
100	Spectrum Brands, Inc., 7.38%, 02/01/15	60
100	Sprint Nextel Corp., 6.00%, 12/01/16	84
50	SPX Corp., 7.63%, 12/15/14 (e)	51
50	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e)	45
100	Sterling Chemicals, Inc., 10.25%, 04/01/15 (e)	99
10	Stewart Enterprises, Inc., 6.25%, 02/15/13	10
100	Swift Energy Co., 7.13%, 06/01/17	92
50	Targa Resources Partners LP, 8.25%, 07/01/16 (e)	47
75	TeamHealth, Inc., 11.25%, 12/01/13	78
80	Tenet Healthcare Corp., 9.88%, 07/01/14	80
100	Terra Capital, Inc., 7.00%, 02/01/17	99
25	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e)	25
50	Time Warner Telecom Holdings, Inc., 9.25%, 02/15/14	51
50	Unisys Corp., 12.50%, 01/15/16	49
50	United Rentals North America, Inc., 6.50%, 02/15/12	45
100	Valassis Communications, Inc., 8.25%, 03/01/15	84
50	Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	49
25	Verso Paper Holdings LLC/Verso Paper, Inc., 9.13%, 08/01/14	22
25	Visant Corp., 7.63%, 10/01/12	24
25	W&T Offshore, Inc., 8.25%, 06/15/14 (e)	23
100	Westlake Chemical Corp., 6.63%, 01/15/16	83
50	Williams Partners LP/Williams Partners Finance Corp., 7.25%, 02/01/17	50
25	Windstream Corp., 8.63%, 08/01/16	25
50	Wolverine Tube, Inc., 10.50%, 04/01/09	47

		6,361

	Venezuela — 1.0%
350	Petroleos de Venezuela S.A., 5.38%, 04/12/27	196

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in U.S. Dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE

			Long-Term Investments — Continued
			Corporate Bonds— Continued
			Total Corporate Bonds (Cost $8,309)	7,266

			Foreign Government Securities — 13.3%
			Argentina — 1.4%
			Republic of Argentina
	310		VAR, 3.13%, 08/03/12	126
	125		7.00%, 10/03/15	85
ARS	185		10.50%, 06/12/12	42

				253

			Brazil — 2.4%
BRL	86		Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17	457

			Colombia — 0.5%
			Republic of Colombia
COP	59,000		11.75%, 03/01/10	33
COP	106,000		12.00%, 10/22/15	60

				93

			Egypt — 0.5%
EGP	500		Republic of Egypt, 8.75%, 07/18/12	88

			Hungary — 1.4%
HUF	40,000		Government of Hungary, 8.00%, 02/12/15	263

			Mexico — 0.9%
MXN	1,500		United Mexican States, 10.00%, 12/05/24	161

			Peru — 0.6%
PEN	335		Republic of Peru, 6.90%, 08/12/37	105

			Russia — 0.9%
	100		Russian Federation, 12.75%, 06/24/28	177

			South Africa — 0.8%
ZAR	1,040		Republic of South Africa, 13.00%, 08/31/10	149

			Turkey — 2.7%
			Republic of Turkey
TRY	490		16.00%, 03/07/12	402
TRY	110		VAR, 17.70%, 01/12/11	97

				499

			Ukraine — 0.5%
	105		Government of Ukraine, 7.65%, 06/11/13	103

			Venezuela — 0.7%
			Republic of Venezuela
	55		9.00%, 05/07/23	47
	75		10.75%, 09/19/13	77

				124

			Total Foreign Government Securities (Cost $2,506)	2,472

			Loan Participations & Assignments — 1.9%
			Health Care Providers & Services — 0.5%
	8		IASIS Healthcare, Letter of Credit, 2.36%, 03/14/14	8
	91		IASIS Healthcare, Term Loan B, Contract 2, 4.46%, 03/14/14	84

				92

			Independent Power Producers & Energy Traders — 0.5%
	29		NRG Energy, Inc. (Opco), Credit-Linked Deposit, 2.70%, 02/01/13	28
	60		NRG Energy, Inc. (Opco), Term Loan B, 4.30%, 02/01/13	57

				85

			Industrial Machinery — 0.4%
			Baldor Electric Co., Term Loan,
	46		4.44%, 01/31/14	45
	41		4.56%, 01/31/14	40

				85

			IT Services — 0.5%
			First Data Corp., Initial Tranche B3 Term Loan,
	6		5.55%, 09/24/14	6
	93		5.55%, 09/24/14	85

				91

			Total Loan Participations & Assignments (Cost $365)	353

			Preferred Stocks — 1.4%
			Germany — 0.3%
	—	(h)	RWE AG	47

			United States— 1.1%
	3		Apartment Investment and Management Co., Series U, 7.50%, 03/24/09 (m) (x)	70

	2		Kilroy Realty Corp., Series F, 7.50%, 12/08/09 (m) (x)	34

	1		PS Business Parks Inc., Series K, 7.95%, 06/30/09 (m) (x)	34

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in U.S. Dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Long-Term Investments — Continued
	Preferred Stocks— Continued
2	Public Storage, Series M, 6.63%, 01/09/12 (m) (x)	33

2	Taubman Centers Inc., Series G, 8.00%, 11/23/09 (m) (x)	35

		206

	Total Preferred Stocks (Cost $261)	253

	U.S. Treasury Obligation — 0.3%
60	U.S. Treasury Note, 3.25%, 01/15/09 (k) (Cost $60)	60

	Total Long-Term Investments (Cost 17,355)	15,691

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE ($)

	Rights — 0.1%
	France — 0.1%
2	Suez Environnement S.A., expiring 06/22/10 (a) (m) (Cost $—)	11

SHARES

	Short-Term Investment — 13.9%
	Investment Company — 13.9%
2,596	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $2,596)	2,596

	Total Investments — 98.4% (Cost $19,951)	18,298

	Other Assets in Excess of Liabilities — 1.6%	303

	NET ASSETS — 100.0%	$18,601

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in U.S. Dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
13	E-mini S&P 500 Index	September, 2008	824	(57)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in U.S. Dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)

140,000	EUR	08/29/08	223	218	(5)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)

140,000	EUR	08/29/08	219	218	1

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in U.S. Dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

Foreign Governments	14.0%
Oil, Gas & Consumable Fuels	7.3
Media	4.5
Diversified Telecommunication Services	4.5
Commercial Banks	4.0
Chemicals	3.1
Non-Agency CMO	2.5
Food Products	2.3
Health Care Providers & Services	2.3
Commercial Services & Supplies	2.3
Asset-Backed Securities	2.2
Electric Utilities	2.0
Wireless Telecommunication Services	1.8
Pharmaceuticals	1.7
Tobacco	1.7
Industrial Conglomerates	1.6
Diversified Financial Services	1.6
Real Estate Investment Trusts (REITs)	1.5
Automobiles	1.4
Multi-Utilities	1.4
Insurance	1.3
Health Care Equipment & Supplies	1.3
Semiconductors & Semiconductor Equipment	1.0
Short-Term Investment	14.2
Others (each less than 1.0%)	18.5

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178
Aggregate gross unrealized depreciation	(1,831)

Net unrealized appreciation/depreciation	($1,653)

Federal income tax cost of investments	$19,951

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
PIK	—	Payment-in Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2008.
ARS	—	Argentine Peso
BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
HUF	—	Hungarian Forint
MXN	—	Mexican Peso
PEN	—	Peru Nuevo Sol
TRY	—	New Turkish Lira
ZAR	—	South African Rand

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2008.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $3,110,000 and 17.0%, respectively.

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 95.4%
	Common Stocks — 95.4%
	Air Freight & Logistics — 0.9%
49	Arshiya International Ltd.	194

	Commercial Banks — 14.1%
47	Axis Bank Ltd.	715
61	HDFC Bank Ltd.	1,538
59	ICICI Bank Ltd.	874

		3,127

	Construction & Engineering — 4.7%
17	Larsen & Toubro Ltd.	1,036

	Diversified Consumer Services — 0.5%
1	Educomp Solutions Ltd.	58
5	Everonn Systems India Ltd. (a)	53

		111

	Diversified Financial Services — 3.4%
100	Infrastructure Development Finance Co., Ltd.	214
20	Kotak Mahindra Bank Ltd.	247
10	Reliance Capital Ltd.	302

		763

	Electric Utilities — 3.1%
20	Reliance Infrastructure Ltd.	448
9	Tata Power Co., Ltd. (a)	232

		680

	Electrical Equipment — 6.9%
16	ABB Ltd.	281
22	Bharat Heavy Electricals Ltd.	860
240	Exide Industries Ltd.	382

		1,523

	Independent Power Producers & Energy Traders — 2.3%
130	NTPC Ltd.	515

	Industrial Conglomerates — 1.8%
13	Aditya Birla Nuvo Ltd.	409

	IT Services — 11.0%
33	Infosys Technologies Ltd.	1,232
14	Infosys Technologies Ltd., ADR	565
73	Satyam Computer Services Ltd.	646

		2,443

	Metals & Mining — 1.9%
77	Gujarat NRE Coke Ltd.	195
15	Tata Steel Co., Ltd.	233

		428

	Oil, Gas & Consumable Fuels — 19.6%
35	Hindustan Petroleum Corp., Ltd.	179
24	Oil & Natural Gas Corp., Ltd.	548
70	Reliance Industries Ltd.	3,625

		4,352

	Pharmaceuticals — 3.2%
40	Glenmark Pharmaceuticals Ltd.	605
16	Piramal Healthcare Ltd.	116

		721

	Thrifts & Mortgage Finance — 8.1%
34	Housing Development Finance Corp., Ltd.	1,788

	Tobacco — 3.9%
200	ITC Ltd.	871

	Wireless Telecommunication Services — 10.0%
81	Bharti Airtel Ltd. (a)	1,511
60	Reliance Communications Ltd. (a)	698

		2,209

	Total Investments — 95.4% (Cost $29,548)	21,170
	Other Assets in Excess of Liabilities — 4.6%	1,027

	NET ASSETS — 100.0%	$22,197

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt

(a)	Non-income producing security.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $20,605,000 and 97.3%, respectively.

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205
Aggregate gross unrealized depreciation	(8,583)

Net unrealized appreciation/depreciation	$(8,378)

Federal income tax cost of investments	$29,548

JPMorgan International Currency Income Fund
Schedule of Portfolio Investments
As of July 31, 2008 (Unaudited)
(Amounts in U.S. Dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal Amount	Security Description	Value

Long-Term Investments — 96.8% (m)

Collateralized Mortgage Obligations — 2.0%

Non-Agency CMO — 2.0%
85	Countrywide Alternative Loan Trust,
	Series 2006-J5, Class 1A1, 6.50%, 09/25/36 (i)	68
67	Indymac Index Mortgage Loan Trust,
	Series 2006-AR6, Class 2A1A, FRN, 2.66%, 06/25/47 (i)	41
	Total Collateralized Mortgage Obligations
	(Cost $153)	109

Corporate Bonds — 17.5%

Cayman Islands — 0.4%
35	XL Capital Ltd.,
	6.50%, 04/15/17 (x)	23

Denmark — 4.2%
EUR	150	Nykredit Realkredit A/S,
		4.00%, 01/01/12	228

France — 0.4%
EUR	17	Gecina S.A.,
		4.88%, 01/25/12	22

Germany — 1.0%
EUR	20	Bayer AG,
		VAR, 5.00%, 07/29/15	27
EUR	20	Henkel KGaA,
		VAR, 5.38%, 11/25/15	27
			54

Iceland — 0.4%
EUR	25	Kaupthing Bank HF,
		5.90%, 06/30/14 (x)	23

Netherlands — 3.8%
JPY	17,000	Bank Nederlandse Gemeenten,
		1.85%, 11/07/16	160
EUR	15	Linde Finance BV,
		VAR, 7.38%, 07/14/16	22
GBP	15	Siemens Financieringsmaatschappij N.V.,
		VAR, 6.13%, 09/14/16	26
			208

United Kingdom — 4.5%
GBP	125	Network Rail MTN Finance plc,
		4.88%, 03/06/09	247

United States — 2.8%
EUR	30	CL Capital Trust I,
		7.05%, 04/26/12 (x)	45
EUR	25	Deutsche Bank Capital Trust IV,
		5.33%, 09/19/13 (x)	35
EUR	25	Goldman Sachs Group, Inc. (The),
		4.00%, 02/02/15	34
	25	Lincoln National Corp.,

	VAR, 7.00%, 05/17/16	22
25	Wachovia Capital Trust III,
	5.80%, 03/15/11	14
		150
	Total Corporate Bonds
	(Cost $935)	955

Foreign Government Securities — 73.3%

Australia — 0.5%
AUD	33	New South Wales Treasury Corp.,
		5.50%, 03/01/17	28

Belgium — 2.7%
EUR	100	Government of Belgium,
		4.00%, 03/28/18	148

Canada — 3.6%
CAD	92	Canada Housing Trust No. 1,
		4.55%, 12/15/12 (e)	93
		Government of Canada,
CAD	40	4.00%, 06/01/16	40
CAD	50	5.75%, 06/01/33	61
			194

France — 6.7%
		Government of France,
EUR	120	4.00%, 04/25/09	187
EUR	114	4.75%, 04/25/35	177
			364

Germany — 15.7%
		Bundesrepublik Deutschland,
EUR	476	4.25%, 01/04/14	742
EUR	67	5.50%, 01/04/31	115
			857

Greece — 1.9%
EUR	60	Government of Greece,
		5.90%, 10/22/22	101

Hungary — 1.3%
EUR	50	Republic of Hungary,
		4.38%, 07/04/17	72

Italy — 4.2%
		Buoni Poliennali Del Tesoro,
EUR	140	4.00%, 02/01/17	206
EUR	19	4.00%, 02/01/37	25
			231

Japan — 18.6%
		Government of Japan,
JPY	41,000	1.20%, 03/20/12	383
JPY	20,000	1.30%, 03/20/15	186
JPY	5,000	1.40%, 03/10/18	47
JPY	7,000	1.70%, 12/20/16	67
JPY	10,500	1.70%, 09/20/17	99
JPY	10,000	2.10%, 09/20/24	94
JPY	15,000	2.10%, 12/20/26	137

1,013

Mexico — 0.3%
MXN	200	United Mexican States,
		8.00%, 12/19/13	19

Netherlands — 4.3%
EUR	150	Kingdom of Netherlands,
		3.75%, 07/15/09	232

Poland — 2.9%
		Government of Poland,
PLN	110	4.25%, 05/24/11	51
PLN	240	5.25%, 10/25/17	108
			159

Spain — 1.9%
EUR	63	Kingdom of Spain,
		5.40%, 07/30/11	101

Sweden — 2.7%
SEK	870	Kingdom of Sweden,
		5.50%, 10/08/12	150

United Kingdom — 6.0%
		United Kingdom Treasury Gilt,
GBP	45	4.50%, 12/07/42	89
GBP	15	4.75%, 12/07/38	31
GBP	90	5.00%, 03/07/18	181
GBP	10	8.00%, 06/07/21	25
			326
		Total Foreign Government Securities
		(Cost $3,695)	3,995

Supranational — 4.0%
		European Investment Bank,
GBP	30	4.75%, 06/06/12	58
EUR	100	5.63%, 10/15/10	159
		Total Supranational
		(Cost $195)	217
		Total Long-Term Investments
		(Cost $4,978)	5,276

Short-Term Investment — 0.7%

U.S. Treasury Obligation — 0.7%
40	U.S. Treasury Bill
	1.93%, 11/20/08 (k) (n)	40
	(Cost $40)

Total Investments — 97.5%
(Cost $5,018)	5,316

Other Assets in Excess of Liabilities — 2.5%	136

NET ASSETS — 100.0%	$5,452

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION*
Foreign Government Securities	75.1%

Corporate Bonds	18.0
Supranational	4.1
Collateralized Mortgage Obligations	2.0
Short-Term Investment	0.8

* Percentages indicated are based upon total investments as of July 31, 2008. The Fund's composition is subject to change.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	2 Year U.S. Treasury Note	September, 2008	424	1
1	5 Year U.S. Treasury Note	September, 2008	111	-	(h)
3	Euro-Schatz	September, 2008	482	2
1	U.K. Treasury Gilt	September, 2008	213	6
3	90 Day Sterling	June, 2009	704	3
3	EuroYen	June, 2009	689	2

	Short Futures Outstanding
(1)	10 Year U.S. Treasury Note	September, 2008	(115)	(1)
(2)	Euro-Bobl	September, 2008	(335)	(7)
(1)	Euro-Bund	September, 2008	(175)	(1)
				5
Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/08		NET UNREALIZED APPRECIATION (DEPRECIATION)
43,367	AUD	8/26/2008	42		41		(1)
113,571	CAD	8/26/2008	113		111		(2)
8,994	CAD for NOK	8/26/2008	9	#	9	#	-	(h)
136,587	CHF	8/26/2008	133		130		(3)
12,264	CHF for NOK	8/26/2008	12	#	12	#	-	(h)
190,450	DKK	8/26/2008	40		40		-	(h)
10,000	EUR for JPY	8/26/2008	15	#	15	#	-	(h)
5,639	GBP for JPY	8/26/2008	11	#	11	#	-	(h)
42,552,038	JPY	8/26/2008	405		395		(10)
3,983,467	JPY for EUR	8/26/2008	36	#	36	#	-	(h)
88,191	MXN	8/26/2008	9		9		-	(h)
762,517	NOK	8/26/2008	149		148		(1)
121,775	SEK for AUD		20	#	20	#	-	(h)
61,454	SEK for EUR	8/26/2008	10	#	10	#	-	(h)
53,638	SEK for GBP	8/26/2008	9	#	9	#	-	(h)
19,246	SGD	8/26/2008	14		14		-	(h)
139,055	ZAR	8/26/2008	18		19		1
			1,045		1,029		(16)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/08		NET UNREALIZED APPRECIATION (DEPRECIATION)
9,567	CHF	8/26/2008	9		9		-	(h)
285,479	EUR	8/26/2008	286		282		4
301,230	GBP	8/26/2008	301		300		1
36,096	JPY	8/26/2008	36		36		-	(h)
39,488	NOK	8/26/2008	39		40		(1)
122,945	PLN	8/26/2008	123		121		2
34,115	SEK	8/26/2008	34		34		-	(h)
			828		822		6

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/08 of the currency being sold and the value at 07/31/08 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
FRN Floating Rate Note. The interest rate shown is the rate in effect as of July 31, 2008.
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
VAR Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2008.
ZAR South African Rand
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2008.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 391
Aggregate gross unrealized depreciation	(93)
Net unrealized appreciation/depreciation	$ 298

Federal income tax cost of investments	$ 5,018

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.9%
	Common Stocks — 97.9%
	Argentina — 0.0%
55	IMPSAT Fiber Networks, Inc. (a) (f) (i)	—	(h)

	Australia — 2.4%
462	BHP Billiton Ltd. (m)	17,255
27	Rio Tinto Ltd. (m)	3,169

		20,424

	Belgium — 0.5%
294	Fortis (m)	4,105

	Brazil — 2.0%
293	Companhia Vale do Rio Doce, ADR (m)	8,790
149	Petroleo Brasileiro S.A., ADR (m)	8,321

		17,111

	Egypt — 0.4%
25	Orascom Construction Industries, GDR (m)	3,550

	Finland — 2.1%
654	Nokia OYJ (m)	17,861

	France — 13.1%
124	Accor S.A. (m)	8,244
418	AXA S.A. (m)	12,295
141	BNP Paribas (m)	13,864
92	Cie de Saint-Gobain (c)	5,747
98	GDF Suez (m)	6,140
96	Imerys S.A. (m)	5,725
80	Lafarge S.A.	10,925
105	Pernod-Ricard S.A. (c)	9,137
107	Sanofi-Aventis S.A.	7,494
425	Total S.A. (m)	32,550

		112,121

	Germany — 9.6%
140	Bayer AG	12,042
230	Deutsche Post AG (m)	5,411
114	E.ON AG (m)	21,851
52	Linde AG (m)	7,177
37	RWE AG (m)	4,422
193	SAP AG (m)	11,167
127	Siemens AG (m)	15,411
268	Symrise AG (m)	4,592

		82,073

	Greece — 0.9%
246	Piraeus Bank S.A. (m)	7,344

	Hong Kong — 1.3%
613	Esprit Holdings Ltd. (m)	6,520
1,375	Hang Lung Properties Ltd. (m)	4,319

		10,839

	Israel — 0.8%
156	Teva Pharmaceutical Industries Ltd., ADR (m)	6,990

	Italy — 4.2%
536	ENI S.p.A. (m)	18,078
1,846	Intesa Sanpaolo S.p.A. (m)	10,365
1,267	UniCredit S.p.A. (m)	7,550

		35,993

	Japan — 16.9%
215	Astellas Pharma, Inc. (m)	9,314
244	Canon, Inc. (m)	11,141
93	Daikin Industries Ltd.	3,984
1	East Japan Railway Co. (m)	6,571
402	Honda Motor Co., Ltd. (m)	12,843
2	Japan Tobacco, Inc. (m)	10,077
322	Komatsu Ltd. (m)	8,004
360	Mitsubishi Corp. (m)	10,493
528	Mitsubishi UFJ Financial Group, Inc. (m)	4,665
258	Mitsui Fudosan Co., Ltd. (m)	5,837
160	Murata Manufacturing Co., Ltd. (m)	6,647
123	Nidec Corp. (m)	8,702
259	Nomura Holdings, Inc. (m)	3,744
161	Shin-Etsu Chemical Co., Ltd. (m)	9,857
54	SMC Corp. (m)	5,412
274	Sony Corp. (m)	10,354
705	Sumitomo Corp. (m)	9,520
1	Sumitomo Mitsui Financial Group, Inc. (m)	8,092

		145,257

	Mexico — 1.3%
101	America Movil S.A.B. de C.V., Series L, , ADR (m)	5,097
140	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	6,402

		11,499

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Netherlands — 6.4%
339	ING Groep N.V. CVA	11,045
288	Koninklijke Philips Electronics N.V. (m)	9,611
558	Reed Elsevier N.V. (c)	9,240
543	Royal Dutch Shell plc, Class A (m)	19,249
247	Wolters Kluwer N.V. (m)	5,753
9	World Online International N.V. (a) (f) (i)	—	(h)

		54,898

	Norway — 0.6%
445	Norsk Hydro ASA (m)	5,565

	South Korea — 1.1%
29	Samsung Electronics Co. Ltd., GDR (e) (m)	8,068
4	Samsung Electronics Co. Ltd., GDR (e) (m)	1,165

		9,233

	Spain — 3.7%
408	Banco Bilbao Vizcaya Argentaria S.A. (m)	7,507
167	Inditex S.A. (c)	8,019
622	Telefonica S.A. (m)	16,137

		31,663

	Switzerland — 10.7%
490	ABB Ltd. (a) (m)	12,835
140	Adecco S.A. (m)	6,401
108	Holcim Ltd. (m)	7,651
482	Nestle S.A. (m)	21,132
271	Novartis AG (m)	16,062
97	Roche Holding AG (m)	17,853
37	Zurich Financial Services AG (m)	9,597

		91,531

	Taiwan — 0.8%
742	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	7,048

	United Kingdom — 19.1%
1,347	Barclays plc (m)	9,146
546	BG Group plc (m)	12,349
880	Burberry Group plc (m)	7,807
531	GlaxoSmithKline plc (m)	12,371
1,614	HSBC Holdings plc (m)	26,554
852	ICAP plc (m)	8,406
802	Man Group plc (m)	9,687
388	Smith & Nephew plc (m)	4,147
544	Standard Chartered plc (m)	16,578
2,183	Tesco plc (m)	15,507
7,393	Vodafone Group plc (m)	19,804
1,527	Wm Morrison Supermarkets plc (m)	7,792
565	Wolseley plc (m)	3,797
1,006	WPP Group plc (m)	9,548

		163,493

	Total Long-Term Investments (Cost $606,741)	838,598

NUMBER OF RIGHTS

Rights — 0.1%
France — 0.1%
103	Suez Environnement S.A., expiring 06/22/10 (a) (m) (Cost $—)	739

SHARES

Short-Term Investment — 1.5%
Investment Company — 1.5%
13,250	JPMorgan Prime Money Market Fund, Institutional Class 12/31/49 (b) (Cost $13,250)	13,250

PRINCIPAL AMOUNT($)

	Investments of Cash Collateral for Securities on Loan — 2.6%

	Repurchase Agreements — 2.6%
4,750	Banc of America Securities LLC, 2.21%, dated 07/31/08, due 08/01/08, repurchase price $4,750, collateralized by U.S. Government Agency Mortgages	4,750
4,500	Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $4,500, collateralized by U.S. Government Agency Mortgages	4,500
4,724	Citigroup Global Markets, Inc., 2.20%, dated 07/31/08, due 08/01/08, repurchase price $4,725, collateralized by U.S. Government Agency Mortgages	4,724
4,500	Credit Suisse (USA) LLC, 2.15%, dated 07/31/08, due 08/01/08, repurchase price $4,500, collateralized by U.S. Government Agency Mortgages	4,500
4,000	Merrill Lynch Securities, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $4,000, collateralized by U.S. Government Agency Mortgages	4,000

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)

	Total Investments of Cash Collateral for Securities on Loan (Cost $22,474)	22,474

	Total Investments —102.1% (Cost $642,465)	875,061

	Liabilities in Excess of Other Assets — (2.1)%	(18,402)

	NET ASSETS — 100.0%	$856,659

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan):

Industry	Percentage

Commercial Banks	13.1%
Oil, Gas & Consumable Fuels	10.6
Pharmaceuticals	9.6
Metals & Mining	4.1
Industrial Conglomerates	2.9
Wireless Telecommunication Services	2.9
Media	2.9
Construction Materials	2.8
Trading Companies & Distributors	2.8
Food & Staples Retailing	2.7
Insurance	2.6
Electric Utilities	2.6
Capital Markets	2.6
Chemicals	2.5
Food Products	2.5
Communications Equipment	2.1
Semiconductors & Semiconductor Equipment	1.9
Diversified Telecommunication Services	1.9
Beverages	1.8
Electronic Equipment & Instruments	1.8
Diversified Financial Services	1.8
Specialty Retail	1.7
Machinery	1.6
Automobiles	1.5
Electrical Equipment	1.5
Software	1.3
Office Electronics	1.3
Multi-Utilities	1.2
Household Durables	1.2
Real Estate Management & Development	1.2
Tobacco	1.2
Building Products	1.1
Hotels, Restaurants & Leisure	1.0
Short-Term Investment	1.6
Others (each less than 1.0%)	4.1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
GDR	— Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The market value and percentage of the investments based on net assets that are fair valued round to amounts less than $1,000, and 0.1%, respectively.

In addition the value and percentage based on total investments (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $788,621,000 and 92.5%, respectively.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$268,288
Aggregate gross unrealized depreciation	(35,692)

Net unrealized appreciation/depreciation	$232,596

Federal income tax cost of investments	$642,465

JPMorgan International Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Investment Companies — 100.1%
798	iShares MSCI Pacific ex-Japan Index Fund	34,514
797	JPMorgan Emerging Markets Equity Fund, Institutional Class (b)	17,243
12,221	JPMorgan International Equity Fund, Select Class (b)	334,253
18,592	JPMorgan International Value Fund, Institutional Class (b)	293,003
6,454	JPMorgan Intrepid European Fund, Institutional Class (b)	158,186
5,533	JPMorgan Intrepid Japan Fund, Select Class (b)	35,629
496	JPMorgan Prime Money Market Fund, Institutional Class (b)	496
475	JPMorgan Russia Fund, Select Class (b)	7,892

	Total Investments — 100.1% (Cost $1,007,594)	881,216

	Liabilities in Excess of Other Assets — (0.1)%	(1,282)

	NET ASSETS — 100.0%	$879,934

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)

45,269	EUR	09/08/08	$70,000	$70,481	$(481)

15,377	GBP	09/08/08	30,000	30,399	(399)

			$100,000	$100,880	$(880)

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

International Equity Funds	99.9%
Others (each less than 1.0%)	0.1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound

(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

JPMorgan International Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(126,378)

Net unrealized appreciation/depreciation	$(126,378)

Federal income tax cost of investments	$1,007,594

JPMorgan International Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
JPMorgan International Markets Fund

Level 1	$881,216	$(880)

Level 2	—	—

Level 3	—	—

Total	$881,216	$(880)

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 98.3%
		Common Stocks — 98.3%
		Australia — 0.8%
109		Australia & New Zealand Banking Group Ltd. (m)	1,645
29		Southern Pacific Petroleum N.L. (a) (m)	1

			1,646

		Austria — 0.9%
37		Intercell AG (a) (m)	1,850

		China — 1.3%
400		China Merchants Bank Co., Ltd., Class H (m)	1,440
1,011		Parkson Retail Group Ltd. (m)	1,389

			2,829

		Finland — 1.7%
115		Nokia OYJ (m)	3,127
207		Ruukki Group OYJ (m)	665

			3,792

		France — 16.1%
32		Alstom S.A. (c)	3,560
35		BNP Paribas (m)	3,432
58		Cie Generale de Geophysique- Veritas (a) (c)	2,284
31		Compagnie Generale des Etablissements Michelin, Class B (m)	2,023
53		GDF Suez	3,310
19		Lafarge S.A. (m)	2,567
50		Sanofi-Aventis S.A. (m)	3,480
33		Societe Generale (m)	3,069
33		Sodexo (m)	2,137
2		Suez S.A. (m)	122
68		Total S.A. (m)	5,199
86		Vivendi (m)	3,576

			34,759

		Germany — 9.7%
21		Allianz SE (m)	3,594
57		Bayer AG (m)	4,875
41		Daimler AG (m)	2,372
26		E.ON AG (m)	4,937
49		Lanxess AG (m)	1,907
19		Muenchener Rueckversicherungs AG (m)	3,220

			20,905

		Greece — 0.6%
27		National Bank of Greece S.A.	1,286

		Hong Kong — 0.7%
450		Li & Fung Ltd. (m)	1,520

		Israel — 1.3%
326		Makhteshim-Agan Industries Ltd. (m)	2,818

		Italy — 1.2%
480		Intesa Sanpaolo S.p.A. (m)	2,697

		Japan — 19.6%
169		Chugai Pharmaceutical Co., Ltd. (c)	2,695
51		Daikin Industries Ltd. (c)	2,195
301		Daiwa Securities Group, Inc. (m)	2,609
314		Fukuoka Financial Group, Inc. (m)	1,312
1		Japan Tobacco, Inc. (m)	3,188
63		JFE Holdings, Inc. (m)	3,062
88		Kirin Holdings Co., Ltd. (m)	1,345
447		Kubota Corp. (m)	2,840
110		Mitsubishi Estate Co., Ltd. (m)	2,649
293		Mitsubishi UFJ Financial Group, Inc. (m)	2,585
61		Mitsui & Co., Ltd. (m)	1,251
7		Nintendo Co., Ltd. (m)	3,590
362		Nippon Sheet Glass Co., Ltd. (c)	1,474
114		Shiseido Co., Ltd. (m)	2,537
—	(h)	Sumitomo Mitsui Financial Group, Inc. (m)	2,615
93		Toyota Motor Corp. (m)	4,022
38		Yakult Honsha Co., Ltd. (m)	1,092
18		Yamada Denki Co., Ltd. (m)	1,246

			42,307

		Netherlands — 8.0%
111		ING Groep N.V. CVA (c)	3,627
168		Koninklijke KPN N.V. (c)	2,917
89		Koninklijke Philips Electronics N.V. (m)	2,952
164		Royal Dutch Shell plc, Class A (m)	5,802
59		TNT N.V. (c)	2,048

			17,346

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Singapore — 1.6%
689	CapitaMall Trust (m)	1,498
755	Singapore Telecommunications Ltd. (m)	1,965

		3,463

	South Korea — 1.5%
57	Hana Financial Group, Inc. (m)	2,150
2	Samsung Electronics Co., Ltd. (m)	1,107

		3,257

	Spain — 4.4%
264	Banco Santander S.A. (m)	5,131
166	Telefonica S.A. (m)	4,305

		9,436

	Switzerland — 6.0%
56	Credit Suisse Group AG (m)	2,811
108	Nestle S.A. (m)	4,751
29	Roche Holding AG (m)	5,423

		12,985

	Taiwan — 1.6%
196	HON HAI Precision Industry Co., Ltd., GDR (m)	1,898
167	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	1,585

		3,483

	United Kingdom — 21.3%
275	BAE Systems plc (m)	2,441
179	BG Group plc (m)	4,042
108	BHP Billiton plc (m)	3,582
107	Cadbury plc (m)	1,266
418	HSBC Holdings plc (m)	6,918
112	Imperial Tobacco Group plc (m)	4,184
98	Intercontinental Hotels Group plc (m)	1,288
358	International Power plc (m)	2,912
318	Premier Farnell plc (m)	1,059
59	Reckitt Benckiser Group plc (m)	3,240
73	Shire Ltd. (m)	1,208
476	Tesco plc (m)	3,380
309	TUI Travel plc (m)	1,217
31	Vedanta Resources plc (m)	1,228
2,257	Vodafone Group plc (m)	6,046
417	Wm Morrison Supermarkets plc	2,127

		46,138

	Total Long-Term Investments (Cost $215,264)	212,517

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE ($)

	Rights — 0.2%
	France — 0.2%
55	Suez Environnement S.A., expiring 06/22/10 (a) (m) (Cost $—)	398

SHARES

	Short-Term Investment — 4.1%
	Investment Company — 4.1%
8,774	JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $8,774)	8,774

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 7.0%
	Repurchase Agreements — 7.0%
3,000	Banc of America Securities LLC, 2.21%, dated 07/31/08, due 08/01/08, repurchase price $3,000, collateralized by U.S. Government Agency Mortgages	3,000
3,000	Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $3,000, collateralized by U.S. Government Agency Mortgages	3,000
3,161	Citigroup Global Markets, Inc., 2.20%, dated 07/31/08, due 08/01/08, repurchase price $3,161, collateralized by U.S. Government Agency Mortgages	3,161
3,000	Credit Suisse (USA) LLC, 2.15%, dated 07/31/08, due 08/01/08, repurchase price $3,000, collateralized by U.S. Government Agency Mortgages	3,000
3,000	Merrill Lynch Securities, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $3,000, collateralized by U.S. Government Agency Mortgages	3,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $15,161)	15,161

	Total Investments — 109.6% (Cost $239,199 )	236,850
	Liabilities in Excess of Other Assets — (9.6)%	(20,729)

	NET ASSETS — 100.0%	$216,121

	Percentages indicated are based on net assets.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan):

Industry	Percentage

Commercial Banks	15.5%
Pharmaceuticals	8.0
Oil, Gas & Consumable Fuels	6.8
Diversified Telecommunication Services	4.1
Metals & Mining	3.6
Tobacco	3.3
Food Products	3.2
Insurance	3.1
Automobiles	2.9
Wireless Telecommunication Services	2.7
Food & Staples Retailing	2.5
Capital Markets	2.4
Electric Utilities	2.2
Chemicals	2.1
Hotels, Restaurants & Leisure	2.1
Building Products	1.7
Diversified Financial Services	1.6
Industrial Conglomerates	1.6
Software	1.6
Media	1.6
Electrical Equipment	1.6
Multi-Utilities	1.5
Household Products	1.5
Communications Equipment	1.4
Electronic Equipment & Instruments	1.3
Independent Power Producers & Energy Traders	1.3
Machinery	1.3
Semiconductors & Semiconductor Equipment	1.2
Real Estate Management & Development	1.2
Construction Materials	1.2
Personal Products	1.1
Aerospace & Defense	1.1
Energy Equipment & Services	1.0
Short-Term Investments	4.0
Others (each less than 1.0%)	6.7

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)

13,893,594	AUD	08/13/08	$12,822	$13,067	$245

2,856,432	CHF	08/13/08	2,757	2,727	(30)

7,730,682	EUR	08/13/08	12,168	12,054	(114)

2,347,440	GBP	08/13/08	4,585	4,650	65

20,769,920	HKD	08/13/08	2,673	2,663	(10)

560,614,559	JPY	08/13/08	5,323	5,199	(124)

12,140,709	NOK	08/13/08	2,346	2,367	21

33,746,979	SEK	08/13/08	5,579	5,571	(8)

			$48,253	$48,298	$45

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)

454,776	AUD	08/13/08	$433	$428	$5

17,943,709	EUR	08/13/08	27,789	27,976	(187)

4,183,253	GBP	08/13/08	8,237	8,287	(50)

597,733,494	JPY	08/13/08	5,637	5,543	94

2,820,965	SEK	08/13/08	461	465	(4)

2,490,179	SGD	08/13/08	1,838	1,822	16

			$44,395	$44,521	$(126)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depository Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

The value and percentage based on total investments (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $211,331,000 and 95.3%, respectively.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,321
Aggregate gross unrealized depreciation	(19,670)

Net unrealized appreciation/depreciation	($2,349)

Federal income tax cost of investments	$239,199

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 99.1%
		Common Stocks — 99.1%
		Australia — 14.3%
571		CFS Retail Property Trust	1,089
954		Commonwealth Property Office Fund (m)	1,208
330		Goodman Group	779
175		GPT Group (m)	248
394		ING Industrial Fund	508
173		Westfield Group (m)	2,611

			6,443

		Austria — 3.1%
11		CA Immobilien Anlagen AG (a) (m)	194
53		Conwert Immobilien Invest SE (a) (m)	795
42		IMMOFINANZ AG	381

			1,370

		Canada — 6.9%
115		Artis REIT (m)	1,719
18		First Capital Realty, Inc. (m)	400
51		RioCan REIT (m)	982

			3,101

		Cyprus — 0.2%
19		Mirland Development Corp. plc (a) (m)	102

		Finland — 3.3%
160		Citycon OYJ (m)	610
86		Technopolis plc OYJ (m)	710
11		YIT OYJ	182

			1,502

		France — 9.4%
6		Gecina S.A. (m)	756
15		Unibail-Rodamco (m)	3,461

			4,217

		Germany — 1.2%
31		Alstria Office REIT AG (m)	510
2		GWB Immobilien AG (a) (m)	16

			526

		Hong Kong — 12.6%
118		Henderson Land Development Co., Ltd. (m)	730
100		New World Development Ltd. (m)	187
504		Sino Land Co. (m)	1,001
252		Sun Hung Kai Properties Ltd. (m)	3,737

			5,655

		Japan — 27.8%
—	(h)	Advance Residence Investment Corp. (m)	111
—	(h)	BLife Investment Corp. (m)	18
—	(h)	Crescendo Investment Corp. (m)	41
—	(h)	Global One Real Estate Investment Corp. (m)	384
—	(h)	Japan Excellent, Inc. (m)	130
—	(h)	Joint Reit Investment Corp. (m)	218
152		Mitsubishi Estate Co., Ltd. (m)	3,661
162		Mitsui Fudosan Co., Ltd. (m)	3,665
—	(h)	New City Residence Investment Corp. (m)	95
—	(h)	Nippon Accomodations Fund, Inc. (m)	1,018
—	(h)	Nippon Building Fund, Inc. (m)	1,133
—	(h)	Premier Investment Corp. (m)	110
—	(h)	Tokyu REIT, Inc. (m)	802
—	(h)	Top REIT, Inc. (m)	1,122

			12,508

		Netherlands — 3.6%
13		Corio N.V. (m)	1,003
6		Wereldhave N.V. (m)	598

			1,601

		Singapore — 3.6%
180		Ascendas REIT (m)	300
158		CapitaLand Ltd. (m)	652
316		CapitaMall Trust (m)	687

			1,639

		Sweden — 1.5%
75		Hufvudstaden AB, Class A (m)	682

		United Kingdom — 11.6%
69		Great Portland Estates plc (m)	464
52		Hammerson plc (m)	985
93		Land Securities Group plc (m)	2,374
49		Liberty International plc (m)	909
166		Safestore Holdings plc (m)	458

			5,190

		Total Long-Term Investments (Cost $49,762)	44,536

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 1.6%
	Investment Company — 1.6%
728	JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $728)	728

	Total Investments — 100.7% (Cost $50,490)	45,264

	Liabilities in Excess of Other Assets — (0.7)%	(308)

	NET ASSETS — 100.0%	$44,956

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

Real Estate Investment Trusts (REITs)	58.3%
Real Estate Management & Development	39.7
Short-Term Investments	1.6
Others (each less than 1.0%)	0.4

Forward Foreign Currency Exchange Contracts

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/08		NET UNREALIZED APPRECIATION (DEPRECIATION)

360,332	EUR
28,528,318	for JPY	09/17/08	$559	#	$561	#	$2

1,974,208	HKD
160,385	for EUR	09/17/08	249	#	253	#	4

30,608,933	JPY
303,304	for AUD	09/17/08	283	#	284	#	1

2,680,916	AUD	09/17/08	2,517		2,509		(8)

243,620	CAD	09/17/08	244		238		(6)

257,663	CHF	09/17/08	247		246		(1)

567,759	EUR	09/17/08	889		884		(5)

852,541	GBP	09/17/08	1,669		1,684		15

17,650,023	HKD	09/17/08	2,264		2,264		— (h)

206,314,695	JPY	09/17/08	1,934		1,918		(16)

947,629	SGD	09/17/08	701		694		(7)

1,482,781	ZAR	09/17/08	182		200		18

			$11,738		$11,735		$(3)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/08 of the currency being sold, and the value at 07/31/08 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)

1,443,576	AUD	09/17/08	$1,374	$1,352	$22

1,308,013	CAD	09/17/08	1,274	1,277	(3)

1,927,842	EUR	09/17/08	2,984	3,001	(17)

691,193	GBP	09/17/08	1,362	1,365	(3)

12,424,165	HKD	09/17/08	1,594	1,594	— (h)

160,699,331	JPY	09/17/08	1,515	1,493	22

719,165	SGD	09/17/08	523	527	(4)

			$10,626	$10,609	$17

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
SGD	—	Singapore Dollar
ZAR	—	South African Rand

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $41,436,000 and 91.5% respectively.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59
Aggregate gross unrealized depreciation	(5,285)

Net unrealized appreciation/depreciation	($5,226)

Federal income tax cost of investments	$50,490

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.0%
	Common Stocks — 97.0%
	Australia — 1.2%
927	Australia & New Zealand Banking Group Ltd. (m)	14,041

	China — 0.6%
1,964	China Merchants Bank Co., Ltd., Class H (m)	7,077

	Finland — 1.5%
463	Nokia OYJ (m)	12,632
1,576	Ruukki Group OYJ (c)	5,063

		17,695

	France — 18.1%
97	Alstom S.A. (c)	10,847
358	AXA S.A. (m)	10,508
275	BNP Paribas (m)	27,113
147	Compagnie Generale des Etablissements Michelin, Class B (m)	9,720
475	GDF Suez	29,709
79	Lafarge S.A. (c)	10,703
153	Sanofi-Aventis S.A. (c)	10,727
231	Societe Generale (c)	21,339
179	Sodexo (m)	11,697
11	Suez S.A. (m)	663
609	Total S.A. (m)	46,659
542	Vivendi (m)	22,658

		212,343

	Germany — 11.0%
205	Allianz SE (m)	34,801
226	Bayer AG (c)	19,387
317	Daimler AG (c)	18,355
132	E.ON AG (m)	25,266
230	Lanxess AG (m)	8,914
139	Muenchener Rueckversicherungs AG (m)	23,021

		129,744

	Greece — 1.4%
122	National Bank of Greece S.A. (m)	5,748
707	Sidenor Steel Products Manufacturing Co. S.A. (m)	10,989

		16,737

	Hong Kong — 1.1%
846	Sun Hung Kai Properties Ltd. (m)	12,547

	Israel — 0.9%
1,221	Makhteshim-Agan Industries Ltd. (m)	10,556

	Italy — 3.0%
4,396	Intesa Sanpaolo S.p.A. (m)	24,688
1,699	UniCredit S.p.A. (m)	10,121

		34,809

	Japan — 18.0%
1,972	Daiwa Securities Group, Inc. (m)	17,094
1,767	Fukuoka Financial Group, Inc. (m)	7,383
626	Honda Motor Co., Ltd. (m)	19,978
4	Japan Tobacco, Inc. (m)	19,591
317	JFE Holdings, Inc. (c)	15,417
263	Kao Corp. (m)	6,824
522	Kirin Holdings Co., Ltd. (m)	7,976
1,688	Kubota Corp. (m)	10,724
1,151	Marubeni Corp. (m)	8,385
480	Mitsubishi Corp. (m)	13,993
1,070	Mitsubishi Electric Corp. (m)	10,545
1,782	Mitsubishi UFJ Financial Group, Inc. (m)	15,731
33	Nintendo Co., Ltd. (m)	15,914
1	Nippon Sheet Glass Co., Ltd. (m)	2
2	Sumitomo Mitsui Financial Group, Inc. (m)	12,367
675	Toyota Motor Corp. (m)	29,115

		211,039

	Netherlands — 8.5%
694	ING Groep N.V. CVA (c)	22,630
1,025	Koninklijke KPN N.V. (c)	17,841
236	Koninklijke Philips Electronics N.V. (m)	7,870
1,464	Royal Dutch Shell plc, Class A (m)	51,984

		100,325

	Singapore — 0.8%
3,459	Singapore Telecommunications Ltd. (m)	9,001

	South Korea — 1.7%
313	Hana Financial Group, Inc. (m)	11,838

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	South Korea — Continued
14	Samsung Electronics Co., Ltd. (m)	7,995

		19,833

	Spain — 5.3%
2,252	Banco Santander S.A. (m)	43,834
808	Iberdrola S.A. (m)	10,974
299	Telefonica S.A. (m)	7,753

		62,561

	Switzerland — 3.7%
589	Credit Suisse Group AG (m)	29,403
78	Roche Holding AG (m)	14,323

		43,726

	Taiwan — 1.3%
1,468	HON HAI Precision Industry Co., Ltd. (m)	7,094
844	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	8,020

		15,114

	United Kingdom — 18.9%
2,010	Afren plc (a) (c)	4,925
1,742	BAE Systems plc (m)	15,462
3,180	BP plc (m)	32,635
965	Britvic plc (m)	4,232
1,555	HBOS plc (m)	8,873
2,836	HSBC Holdings plc (m)	46,896
479	Imperial Tobacco Group plc (m)	17,885
1,885	International Power plc (m)	15,338
4,674	Royal Bank of Scotland Group plc (m)	19,391
1,783	TUI Travel plc (m)	7,029
148	Vedanta Resources plc (m)	5,843
15,997	Vodafone Group plc (m)	42,853

		221,362

	Total Long-Term Investments (Cost $1,216,671)	1,138,510

NUMBER OF RIGHTS

	Rights — 0.3%
	France— 0.3%
508	Suez Environnement S.A., expiring 06/22/10 (a) (m) (Cost $75)	3,656

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 3.9%
	Investment Company — 3.9%
45,399	JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $45,399)	45,399

PRINCIPAL AMOUNT($)

	Investments of Cash Collateral for Securities on Loan — 6.0%
	Repurchase Agreements — 6.0%
14,000	Banc of America Securities LLC, 2.21%, dated 07/31/08, due 08/01/08, repurchase price $14,001, collateralized by U.S. Government Agency Mortgages	14,000
14,177	Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $14,178, collateralized by U.S. Government Agency Mortgages	14,177
14,160	Citigroup Global Markets, Inc., 2.20%, dated 07/31/08, due 08/01/08, repurchase price $14,161, collateralized by U.S. Government Agency Mortgages	14,160
14,000	Credit Suisse (USA) LLC, 2.15%, dated 07/31/08, due 08/01/08, repurchase price $14,001, collateralized by U.S. Government Agency Mortgages	14,000
14,000	Merrill Lynch Securities, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $14,001, collateralized by U.S. Government Agency Mortgages	14,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $70,337)	70,337

	Total Investments — 107.2% (Cost $1,332,482)	1,257,902

	Liabilities in Excess of Other Assets — (7.2)%	(84,234)

	NET ASSETS — 100.0%	$1,173,668

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan):

Industry	Percentage

Commercial Banks	23.3%
Oil, Gas & Consumable Fuels	11.5
Insurance	5.8
Automobiles	5.7
Capital Markets	3.9
Pharmaceuticals	3.7
Wireless Telecommunication Services	3.6
Tobacco	3.2
Electric Utilities	3.1
Diversified Telecommunication Services	2.9
Metals & Mining	2.7
Multi-Utilities	2.6
Media	1.9
Diversified Financial Services	1.9
Trading Companies & Distributors	1.9
Electrical Equipment	1.8
Chemicals	1.6
Hotels, Restaurants & Leisure	1.6
Semiconductors & Semiconductor
Equipment	1.3
Software	1.3
Aerospace & Defense	1.3
Independent Power Producers & Energy
Traders	1.3
Industrial Conglomerates	1.1
Communications Equipment	1.1
Real Estate Management & Development	1.1
Beverages	1.0
Short-Term Investment	3.8
Others (each less than 1.0%)	4.0

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)

67,977,356	AUD	08/28/08	$64,472	$63,801	$(671)

1,647,594	CHF	08/28/08	1,601	1,573	(28)

14,114,276	DKK	08/28/08	2,961	2,947	(14)

32,312,986	EUR	08/28/08	50,298	50,338	40

9,621,094	GBP	08/28/08	18,945	19,036	91

160,275,725	HKD	08/28/08	20,591	20,552	(39)

4,292,978,782	JPY	08/28/08	40,521	39,848	(673)

63,121,598	NOK	08/28/08	12,431	12,291	(140)

190,031,518	SEK	08/28/08	31,936	31,345	(591)

7,219,095	SGD	08/28/08	5,329	5,286	(43)

			$249,085	$247,017	$(2,068)

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)

5,392,141	CHF	08/28/08	$5,148	$5,149	$(1)

89,936,986	EUR	08/28/08	140,617	140,108	509

26,846,135	GBP	08/28/08	52,872	53,116	(244)

65,840,358	HKD	08/28/08	8,445	8,443	2

9,540,000	ILS	08/28/08	2,852	2,718	134

2,590,932,032	JPY	08/28/08	24,716	24,050	666

			$234,650	$233,584	$1,066

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

The value and percentage based on total investments (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $1,134,146,000 and 90.1% respectively.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,679
Aggregate gross unrealized depreciation	(113,259)

Net unrealized appreciation/depreciation	($74,580)

Federal income tax cost of investments	$1,332,482

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.5%
	Common Stocks — 96.5%
	Australia — 4.3%
281	Australia & New Zealand Banking Group Ltd. (m)	4,252

	China — 2.2%
595	China Merchants Bank Co., Ltd., Class H (m)	2,144

	Finland — 0.4%
128	Ruukki Group OYJ	412

	France — 17.6%
30	Alstom S.A.	3,350
50	Compagnie Generale des Etablissements Michelin, Class B (m)	3,268
55	Sodexo (m)	3,606
169	Vivendi (m)	7,060

		17,284

	Germany — 10.4%
75	Lanxess AG (m)	2,893
44	Muenchener Rueckversicherungs AG (m)	7,263

		10,156

	Greece — 3.3%
208	Sidenor Steel Products Manufacturing Co. S.A. (m)	3,227

	Israel — 3.3%
370	Makhteshim-Agan Industries Ltd. (m)	3,197

	Italy — 3.3%
541	UniCredit S.p.A. (m)	3,224

	Japan — 25.3%
484	Daiwa Securities Group, Inc. (m)	4,196
535	Fukuoka Financial Group, Inc. (m)	2,235
1	Japan Tobacco, Inc. (m)	5,934
96	JFE Holdings, Inc.	4,671
80	Kao Corp. (m)	2,076
349	Marubeni Corp. (m)	2,542
324	Mitsubishi Electric Corp. (m)	3,193

		24,847

	Singapore — 2.8%
1,048	Singapore Telecommunications Ltd. (m)	2,727

	South Korea — 6.1%
95	Hana Financial Group, Inc. (m)	3,585
4	Samsung Electronics Co., Ltd. (m)	2,422

		6,007

	Spain — 3.4%
245	Iberdrola S.A. (m)	3,324

	Taiwan — 2.3%
234	HON HAI Precision Industry Co., Ltd., GDR (m)	2,261

	United Kingdom — 11.8%
655	Afren plc (a)	1,604
314	Britvic plc (m)	1,377
573	International Power plc (m)	4,663
553	TUI Travel plc (m)	2,179
45	Vedanta Resources plc (m)	1,778

		11,601

	Total Long-Term Investments (Cost $102,666)	94,663

	Short-Term Investment — 8.6%
	Investment Company — 8.6%
8,400	JPMorgan Prime Money Market Fund, Institutional Class 12/31/49 (b)	8,400

	(Cost $8,400)
	Total Investments — 105.1% (Cost $111,066)	103,063
	Liabilities in Excess of Other Assets — (5.1)%	(4,976)

	NET ASSETS — 100.0%	$98,087

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008    (Unaudited) (continued)
(Amounts in thousands)

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

Commercial Banks	15.0%
Metals & Mining	9.4
Insurance	7.0
Media	6.9
Electrical Equipment	6.3
Chemicals	5.9
Tobacco	5.8
Hotels, Restaurants & Leisure	5.6
Independent Power Producers & Energy Traders	4.5
Capital Markets	4.1
Electric Utilities	3.2
Auto Components	3.2
Diversified Telecommunication Services	2.6
Trading Companies & Distributors	2.5
Semiconductors & Semiconductor Equipment	2.3
Electronic Equipment & Instruments	2.2
Household Products	2.0
Oil, Gas & Consumable Fuels	1.6
Beverages	1.3
Short-Term Investment	8.2
Others (each less than 1.0%)	0.4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
GDR — Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,347
Aggregate gross unrealized depreciation	(9,350)

Net unrealized appreciation/depreciation	($8,003)

Federal income tax cost of investments	$111,066

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.2%
	Common Stocks — 97.2%
	Austria — 2.1%
249	IMMOFINANZ AG (c)	2,251
66	Intercell AG (a) (m)	3,330
99	OMV AG (m)	6,804

		12,385

	Belgium — 2.1%
105	Euronav N.V. (m)	4,698
27	KBC Groep N.V. (m)	2,717
63	Mobistar S.A.	5,183

		12,598

	Finland — 1.4%
86	Konecranes OYJ (m)	3,406
188	Nokia OYJ (m)	5,136

		8,542

	France — 10.2%
96	BNP Paribas (m)	9,447
56	Cap Gemini S.A. (m)	3,600
42	Cie de Saint-Gobain (c)	2,640
350	France Telecom S.A. (m)	11,061
149	GDF Suez (c)	9,331
72	Gemalto N.V. (a) (c)	2,713
55	Renault S.A. (c)	4,577
70	Sanofi-Aventis S.A.	4,925
32	Societe Generale	2,963
4	Suez S.A. (m)	213
124	Total S.A. (m)	9,504

		60,974

	Germany — 13.9%
109	Bayer AG	9,401
42	Centrotherm Photovoltaics AG (a) (c)	3,179
75	Demag Cranes AG (m)	4,065
86	E.ON AG (m)	16,476
108	GEA Group AG (m)	3,540
63	Hannover Rueckversicherung AG (m)	2,964
32	K+S AG (m)	3,915
58	MTU Aero Engines Holding AG (m)	1,788
4	Muenchener Rueckversicherungs AG (m)	624
41	Phoenix Solar AG (m)	3,012
59	RWE AG (m)	7,111
26	Salzgitter AG (m)	4,291
84	SAP AG (m)	4,851
105	SGL Carbon AG (a) (c)	6,990
78	Siemens AG (m)	9,480
26	Stada Arzneimittel AG (m)	1,332

		83,019

	Greece — 0.9%
73	Alpha Bank AE (m)	2,151
57	Piraeus Bank S.A. (m)	1,688
59	Public Power Corp., S.A. (m)	1,814

		5,653

	Italy — 6.6%
182	BUZZI UNICEM S.p.A. (m)	3,832
1,195	Enel S.p.A. (m)	11,047
331	ENI S.p.A. (m)	11,170
288	Fiat S.p.A. (c)	4,921
237	Mediobanca S.p.A.	3,443
204	Prysmian S.p.A. (m)	5,025

		39,438

	Luxembourg — 2.1%
143	ArcelorMittal (c)	12,634

	Netherlands — 7.3%
26	Fugro N.V. CVA (m)	1,865
80	Koninklijke DSM N.V. (m)	4,840
36	Koninklijke Vopak N.V. (m)	2,172
98	New World Resources, Inc., Class A (a) (m)	3,043
196	Reed Elsevier N.V. (c)	3,248
504	Royal Dutch Shell plc, Class B (m)	17,710
67	Smit Internationale N.V. (m)	6,135
168	Unilever N.V. CVA (m)	4,637

		43,650

	Norway — 3.1%
95	Frontline Ltd. (c)	5,979
88	Petroleum Geo-Services ASA (a) (c)	2,025
603	Pronova BioPharma A.S. (a) (m)	2,085
72	Telenor ASA (m)	1,087
101	Yara International ASA (m)	7,206

		18,382

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Spain — 4.0%
67	ACS Actividades de Construccion y Servicios S.A. (c)	3,278
34	Enagas (m)	882
293	Iberdrola S.A. (m)	3,984
80	Repsol YPF S.A. (c)	2,690
519	Telefonica S.A. (m)	13,464

		24,298

	Sweden — 1.3%
199	Scania AB, Class B (m)	3,115
95	Ssab Svenskt Stal AB, Class B (c)	2,303
282	TeliaSonera AB (m)	2,150

		7,568

	Switzerland — 9.0%
75	Credit Suisse Group AG (m)	3,743
393	Nestle S.A. (m)	17,222
232	Novartis AG (m)	13,794
66	Roche Holding AG (m)	12,126
212	UBS AG (a) (m)	4,069
12	Zurich Financial Services AG (m)	3,026

		53,980

	United Kingdom — 33.2%
628	Amlin plc (m)	3,165
200	Anglo American plc (m)	11,407
282	AstraZeneca plc (m)	13,721
741	BAE Systems plc (m)	6,571
171	BG Group plc (m)	3,860
196	BHP Billiton plc (m)	6,494
1,369	BP plc (m)	14,052
279	British American Tobacco plc (m)	10,080
79	British Energy Group plc (m)	1,133
162	Cadbury plc (m)	1,908
182	Charter plc (m)	3,067
376	Cookson Group plc (m)	4,610
204	Dana Petroleum plc (a) (m)	5,787
444	GKN plc (m)	1,862
186	GlaxoSmithKline plc (m)	4,338
792	Hays plc (m)	1,253
530	HBOS plc (m)	3,026
1,004	HMV Group plc (c)	2,387
244	HSBC Holdings plc (m)	4,037
262	Imperial Tobacco Group plc (m)	9,786
883	International Power plc (m)	7,189
811	Investec plc (m)	5,393
68	Kazakhmys plc (m)	1,993
490	Legal & General Group plc (m)	943
597	Lloyds TSB Group plc (m)	3,479
858	Man Group plc (m)	10,367
308	National Express Group plc (m)	5,932
247	Petrofac Ltd. (m)	3,126
112	Premier Oil plc (a) (m)	2,873
1,007	QinetiQ plc (m)	3,976
31	Rio Tinto plc (m)	3,259
1,298	Royal Bank of Scotland Group plc (m)	5,385
1,124	RSA Insurance Group plc (m)	2,918
126	Severn Trent plc (m)	3,296
667	Stagecoach Group plc (m)	3,742
160	Standard Chartered plc (m)	4,877
926	Standard Life plc (m)	4,147
663	Thomas Cook Group plc (m)	2,627
2,222	Vodafone Group plc (m)	5,951
213	Wellstream Holdings plc (a) (m)	5,038

		199,055

	Total Long-Term Investments (Cost $589,116)	582,176

NUMBER OF RIGHTS

Rights — 0.1%
France — 0.1%
69	Suez Environnement S.A., expiring 06/22/10 (a) (m) (Cost $—)	497

SHARES

Short-Term Investment — 4.1%
Investment Company — 4.1%
24,691	JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $24,691)	24,691

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 7.3%
	Repurchase Agreements — 7.3%
9,000	Banc of America Securities LLC, 2.21%, dated 07/31/08, due 08/01/08, repurchase price $9,001, collateralized by U.S. Government Agency Mortgages	9,000
8,567	Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $8,568, collateralized by U.S. Government Agency Mortgages	8,567
8,055	Citigroup Global Markets, Inc., 2.20%, dated 07/31/08, due 08/01/08, repurchase price $8,056, collateralized by U.S. Government Agency Mortgages	8,055
9,000	Credit Suisse (USA) LLC, 2.15%, dated 07/31/08, due 08/01/08, repurchase price $9,001, collateralized by U.S. Government Agency Mortgages	9,000
9,000	Merrill Lynch Securities, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $9,001, collateralized by U.S. Government Agency Mortgages	9,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $43,622)	43,622

	Total Investments — 108.7% (Cost $657,429 )	650,986
	Liabilities in Excess of Other Assets — (8.7)%	(51,865)

	NET ASSETS — 100.0%	$599,121

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan):

Industry	Percentage

Oil, Gas & Consumable Fuels	14.0%
Pharmaceuticals	10.2
Metals & Mining	7.0
Commercial Banks	6.5
Electric Utilities	5.7
Diversified Telecommunication Services	4.6%
Capital Markets	4.4
Food Products	3.9
Tobacco	3.3
Insurance	2.9
Machinery	2.8
Multi-Utilities	2.7
Chemicals	2.6
Electrical Equipment	2.5
Industrial Conglomerates	2.3
Aerospace & Defense	2.0
Energy Equipment & Services	2.0
Wireless Telecommunication Services	1.8
Road & Rail	1.6
Automobiles	1.6
Transportation Infrastructure	1.4
Independent Power Producers & Energy Traders	1.2
Short-Term Investment	4.1
Others (each less than 1.0%)	8.9

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
152	Dow Jones EURO STOXX 50	September, 2008	$8,012	$109
40	FTSE 100 Index	September, 2008	4,286	21

				$130

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
CVA —	Dutch Certification
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

The value and percentage based on total investments (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $582,673,000 and 95.9%, respectively.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,038
Aggregate gross unrealized depreciation	(39,481)

Net unrealized appreciation/depreciation	($6,443)

Federal income tax cost of investments	$657,429

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 100.0%
	Common Stocks — 99.8%
	Australia — 3.2%
285	AGL Energy Ltd. (m)	3,560
295	Australia & New Zealand Banking Group Ltd. (m)	4,463
279	Bank of Queensland Ltd. (m)	3,812
837	BHP Billiton Ltd. (m)	31,233
202	Commonwealth Bank of Australia (m)	7,474
196	National Australia Bank Ltd. (m)	4,504
14	Southern Pacific Petroleum N.L. (a) (m)	—	(h)

		55,046

	Austria — 0.6%
69	OMV AG (m)	4,775
76	Voestalpine AG (m)	5,000

		9,775

	Bermuda — 0.3%
104	Aquarius Platinum Ltd. (a) (m)	1,025
117	Seadrill Ltd. (m)	3,492

		4,517

	China — 0.7%
1,634	China Merchants Bank Co., Ltd., Class H (m)	5,887
7,747	Industrial & Commercial Bank of China, Class H (m)	5,793

		11,680

	Denmark — 1.4%
67	Carlsberg A/S, Class B (m)	5,409
56	D/S Norden (m)	5,373
107	Novo Nordisk A/S, Class B (m)	6,813
50	Vestas Wind Systems A/S (a) (m)	6,546

		24,141

	Egypt — 0.3%
30	Orascom Construction Industries, GDR (m)	4,393

	Finland — 2.5%
156	Fortum OYJ (m)	6,863
87	Konecranes OYJ (m)	3,454
771	Nokia OYJ (m)	21,042
187	Sampo OYJ, Class A (m)	4,695
103	Wartsila OYJ (m)	6,239

		42,293

	France — 10.3%
74	Accor S.A. (m)	4,915
60	Alstom S.A. (m)	6,694
295	AXA S.A. (m)	8,659
185	BNP Paribas (m)	18,238
95	Bouygues (m)	6,162
60	Casino Guichard Perrachon S.A. (m)	5,964
44	CNP Assurances (m)	4,911
281	France Telecom S.A. (m)	8,877
253	GDF Suez (m)	15,827
61	Groupe Danone (m)	4,501
42	Lafarge S.A. (m)	5,700
32	LVMH Moet Hennessy Louis Vuitton S.A.	3,493
37	Pernod-Ricard S.A. (m)	3,217
196	Sanofi-Aventis S.A. (m)	13,763
225	SCOR SE (m)	5,328
94	Societe Generale (m)	8,678
340	Total S.A. (m)	26,055
57	UBISOFT Entertainment (a) (m)	5,615
23	Vallourec (m)	6,822
20	Vilmorin & Cie (m)	3,765
163	Vivendi (m)	6,818

		174,002

	Germany — 9.1%
99	Adidas AG (m)	6,030
72	Allianz SE (m)	12,170
120	BASF SE (m)	7,639
142	Bayer AG (m)	12,194
159	Commerzbank AG (m)	5,080
392	Deutsche Telekom AG (m)	6,780
126	E.ON AG (m)	24,012
118	Hannover Rueckversicherung AG (m)	5,586
35	K+S AG (m)	4,363
47	Linde AG (m)	6,488
53	MAN AG (m)	5,303
25	Merck KGaA (m)	3,077
31	Muenchener Rueckversicherungs AG (m)	5,180
67	RWE AG (m)	8,058
38	Salzgitter AG (m)	6,181
150	SAP AG (m)	8,645
97	SGL Carbon AG (a) (m)	6,514

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Germany — Continued
128	Siemens AG (m)	15,574
85	ThyssenKrupp AG (m)	4,725

		153,599

	Greece — 0.8%
196	Alpha Bank AE (m)	5,782
245	Piraeus Bank S.A. (m)	7,312

		13,094

	Hong Kong — 2.7%
5,010	Chaoda Modern Agriculture (m)	5,787
408	Cheung Kong Holdings Ltd. (m)	5,708
561	China Mobile Ltd. (m)	7,495
1,624	Hang Lung Properties Ltd. (m)	5,101
649	Hutchison Whampoa Ltd. (m)	6,071
216	Jardine Strategic Holdings Ltd. (m)	3,715
536	Swire Pacific Ltd., Class A (m)	5,720
1,397	Wharf Holdings Ltd. (m)	6,174

		45,771

	India — 0.2%
37	Reliance Industries Ltd., GDR (e) (m)	3,880

	Indonesia — 0.2%
4,251	Bumi Resources Tbk PT (m)	3,116

	Israel — 0.4%
151	Teva Pharmaceutical Industries Ltd., ADR (m)	6,750

	Italy — 2.9%
660	Enel S.p.A. (m)	6,096
392	ENI S.p.A. (m)	13,218
249	Fiat S.p.A. (m)	4,260
1,946	Intesa Sanpaolo S.p.A. (m)	10,927
1,361	Terna Rete Elettrica Nazionale S.p.A. (m)	5,648
1,654	UniCredit S.p.A. (m)	9,852

		50,001

	Japan — 18.5%
183	Astellas Pharma, Inc. (m)	7,930
183	Canon, Inc. (m)	8,341
115	Capcom Co., Ltd. (m)	3,582
683	Daihatsu Motor Co., Ltd. (m)	8,091
117	Daikin Industries Ltd. (m)	5,009
161	Denso Corp. (m)	4,177
1	East Japan Railway Co. (m)	7,025
171	FamilyMart Co., Ltd. (m)	7,475
48	Fanuc Ltd. (m)	3,844
299	Futaba Industrial Co., Ltd. (m)	5,892
915	Hanwa Co., Ltd. (m)	5,304
132	Hisamitsu Pharmaceutical Co., Inc. (m)	5,525
275	Honda Motor Co., Ltd. (m)	8,766
288	Hosiden Corp. (m)	4,691
354	ITOCHU Corp. (m)	3,518
1	Japan Tobacco, Inc. (m)	6,596
1,436	Kajima Corp. (m)	4,664
446	Kinden Corp. (m)	4,502
197	Komatsu Ltd. (m)	4,882
331	Konica Minolta Holdings, Inc. (m)	5,435
99	Makita Corp. (m)	3,381
202	Matsushita Electric Industrial Co., Ltd. (m)	4,259
752	Mazda Motor Corp. (m)	4,341
215	Mitsubishi Corp. (m)	6,277
671	Mitsubishi Electric Corp. (m)	6,613
1,178	Mitsubishi UFJ Financial Group, Inc. (m)	10,399
230	Mitsui & Co., Ltd. (m)	4,719
241	Mitsui Fudosan Co., Ltd. (m)	5,452
335	Mitsui OSK Lines Ltd. (m)	4,338
2	Mizuho Financial Group, Inc. (m)	7,350
112	Murata Manufacturing Co., Ltd. (m)	4,633
98	Nidec Corp. (m)	6,901
246	Nikon Corp. (m)	7,147
14	Nintendo Co., Ltd. (m)	6,793
223	Nippon Electric Glass Co., Ltd. (m)	3,282
2	Nippon Telegraph & Telephone Corp. (m)	8,754
414	Nippon Yusen KK (m)	3,538
472	Nomura Holdings, Inc. (m)	6,812
67	Ono Pharmaceutical Co., Ltd. (m)	3,663
28	ORIX Corp. (m)	4,186
89	Sankyo Co., Ltd. (m)	5,410
166	Seven & I Holdings Co., Ltd. (m)	5,070
114	Shin-Etsu Chemical Co., Ltd. (m)	6,993
144	Sony Corp. (m)	5,434

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Japan — Continued
397	Sumitomo Corp. (m)	5,359
1	Sumitomo Mitsui Financial Group, Inc. (m)	11,421
308	Suruga Bank Ltd. (m)	3,839
89	Terumo Corp. (m)	4,591
68	Tokyo Electron Ltd. (m)	3,789
858	Toshiba Corp. (m)	5,571
393	Toyota Motor Corp. (m)	16,920
496	Yamaguchi Financial Group, Inc. (m)	6,632
96	Yamato Kogyo Co., Ltd. (m)	4,330

		313,446

	Luxembourg — 1.2%
154	ArcelorMittal (m)	13,659
261	SES Global S.A. FDR (m)	6,365

		20,024

	Mexico — 0.4%
155	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	7,099

	Netherlands — 3.9%
56	Fugro N.V. CVA (m)	4,007
256	ING Groep N.V. CVA (m)	8,344
375	Koninklijke KPN N.V. (m)	6,522
194	Koninklijke Philips Electronics N.V. (m)	6,478
1,165	Royal Dutch Shell plc, Class B (m)	40,895

		66,246

	Norway — 1.4%
428	DnB NOR ASA (m)	5,471
350	Norsk Hydro ASA (m)	4,382
189	StatoilHydro ASA (m)	6,138
280	Telenor ASA (m)	4,211
61	Yara International ASA (m)	4,328

		24,530

	Portugal — 0.4%
1,157	Energias de Portugal S.A. (m)	6,325

	Singapore — 0.6%
826	CapitaLand Ltd. (m)	3,409
2,603	Singapore Telecommunications Ltd. (m)	6,773

		10,182

	South Korea — 0.5%
38	LG Electronics, Inc. (m)	3,919
10	Samsung Electronics Co., Ltd. (m)	5,503

		9,422

	Spain — 5.5%
18	Acciona S.A. (m)	3,846
572	Banco Bilbao Vizcaya Argentaria S.A. (m)	10,507
1,262	Banco Santander S.A. (m)	24,564
228	Grifols S.A. (m)	6,832
534	Iberdrola S.A. (m)	7,256
144	Inditex S.A. (m)	6,912
1,198	Mapfre S.A. (m)	5,967
145	Repsol YPF S.A. (m)	4,853
630	Telefonica S.A. (m)	16,343
206	Union Fenosa S.A. (m)	5,517

		92,597

	Sweden — 0.3%
291	Alfa Laval AB (m)	4,519

	Switzerland — 9.6%
278	ABB Ltd. (a) (m)	7,279
80	Actelion Ltd. (a) (m)	4,332
82	Compagnie Financiere Richemont AG, Class A (m)	4,889
270	Credit Suisse Group AG (m)	13,482
72	Holcim Ltd. (m)	5,135
85	Julius Baer Holding AG (m)	5,386
45	Lonza Group AG (m)	6,530
705	Nestle S.A. (m)	30,941
415	Novartis AG (m)	24,633
114	Roche Holding AG (m)	21,109
27	Swiss Life Holding AG (a) (m)	6,837
93	Swiss Reinsurance (m)	5,763
25	Syngenta AG (m)	7,330
447	UBS AG (a) (m)	8,572
61	Xstrata plc (m)	4,375
26	Zurich Financial Services AG (m)	6,872

		163,465

	Taiwan — 0.4%
694	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	6,590

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	United Kingdom — 21.5%
204	AMEC plc (m)	3,399
1,124	Amlin plc (m)	5,663
195	Anglo American plc (m)	11,153
281	AstraZeneca plc (m)	13,673
364	Aviva plc (m)	3,616
552	BAE Systems plc (m)	4,895
1,262	Barclays plc (m)	8,568
600	BG Group plc (m)	13,551
2,956	BP plc (m)	30,342
228	British American Tobacco plc (m)	8,231
369	British Energy Group plc (m)	5,291
446	Burberry Group plc (m)	3,961
64	Cairn Energy plc (a) (m)	3,448
1,397	Cobham plc (m)	5,585
468	Compass Group plc (m)	3,371
347	Drax Group plc (m)	4,965
167	Eurasian Natural Resources Corp. (a) (m)	3,468
1,408	Game Group plc (m)	7,128
830	GlaxoSmithKline plc (m)	19,355
2,144	HSBC Holdings plc (m)	35,461
647	ICAP plc (m)	6,385
696	International Power plc (m)	5,666
607	John Wood Group plc (m)	5,066
174	Kazakhmys plc (m)	5,129
623	Man Group plc (m)	7,527
259	Petrofac Ltd. (m)	3,282
426	Playtech Ltd. (m)	4,338
613	Prudential plc (m)	6,567
103	Reckitt Benckiser Group plc (m)	5,635
201	Rio Tinto plc (m)	21,009
2,501	Royal Bank of Scotland Group plc (m)	10,378
206	SABMiller plc (m)	4,266
1,172	Stagecoach Group plc (m)	6,574
281	Standard Chartered plc (m)	8,556
1,286	Tesco plc (m)	9,134
311	Unilever plc (m)	8,527
170	Vedanta Resources plc (m)	6,741
10,042	Vodafone Group plc (m)	26,900
379	Weir Group plc (The) (m)	6,666
1,183	Wm Morrison Supermarkets plc (m)	6,035
448	WPP Group plc (m)	4,250

		363,755

	Total Common Stocks (Cost $1,664,054)	1,690,258

	Preferred Stock — 0.2%
	Brazil — 0.2%
65	Petroleo Brasileiro S.A., ADR (Cost $723)	2,976

	Total Long-Term Investments (Cost $1,664,777)	1,693,234

NUMBER OF RIGHTS

	Rights — 0.1%
	France — 0.1%
145	Suez Environnement S.A., expiring 06/22/10 (a) (m) (Cost $—)	1,040

	Total Investments — 100.1% (Cost $1,664,777)	1,694,274
	Liabilities in Excess of Other Assets — (0.1)%	(1,097)

	NET ASSETS — 100.0%	$1,693,177

Percentages indicated are based on net assets.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

Commercial Banks	14.2%
Oil, Gas & Consumable Fuels	9.0
Pharmaceuticals	8.2
Metals & Mining	7.2
Insurance	5.2
Electric Utilities	4.0
Diversified Telecommunication Services	3.4
Food Products	3.2
Capital Markets	2.8
Automobiles	2.5
Machinery	2.5
Chemicals	2.2
Wireless Telecommunication Services	2.0
Food & Staples Retailing	2.0
Electrical Equipment	2.0
Industrial Conglomerates	1.9
Real Estate Management & Development	1.9
Software	1.7
Multi-Utilities	1.6
Trading Companies & Distributors	1.5
Construction & Engineering	1.4
Communications Equipment	1.2
Beverages	1.2
Electronic Equipment & Instruments	1.2
Energy Equipment & Services	1.1
Textiles, Apparel & Luxury Goods	1.1
Media	1.0
Household Durables	1.0
Others (each less than 1.0%)	11.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt

(a)	Non-income producing security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $1,663,265,000 and 98.2%, respectively

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,111
Aggregate gross unrealized depreciation	(108,614)

Net unrealized appreciation/depreciation	$29,497

Federal income tax cost of investments	$1,664,777

JPMorgan Intrepid Japan Fund (formerly JPMorgan Japan Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 100.4%
		Common Stocks — 100.4%
		Auto Components — 3.3%
5		Aisin Seiki Co., Ltd.	118
6		Denso Corp.	166
5		Futaba Industrial Co., Ltd. (c)	91
12		Nissan Shatai Co., Ltd.	91
1		NOK Corp.	13
2		Stanley Electric Co., Ltd.	47
3		Tachi-S Co., Ltd.	31
7		Teikoku Piston Ring Co., Ltd. (c)	48
1		Tokai Rika Co., Ltd.	9
10		Topre Corp.	80
2		Unipres Corp.	15
9		U-Shin Ltd.	59

			768

		Automobiles — 8.6%
6		Daihatsu Motor Co., Ltd.	71
19		Honda Motor Co., Ltd.	616
20		Isuzu Motors Ltd.	86
37		Mazda Motor Corp.	214
23		Nissan Motor Co., Ltd.	173
20		Toyota Motor Corp.	862

			2,022

		Beverages — 1.4%
4		Asahi Breweries Ltd.	77
16		Kirin Holdings Co., Ltd.	245

			322

		Building Products — 1.5%
30		Asahi Glass Co., Ltd.	331
3		Sekisui Jushi Corp.	23

			354

		Capital Markets — 1.7%
4		Daiwa Securities Group, Inc.	35
8		Nomura Holdings, Inc.	112
55		Shinko Securities Co., Ltd.	180
22		Toyo Securities Co., Ltd.	76

			403

		Chemicals — 3.7%
13		Kumiai Chemical Industry Co. Ltd.	34
16		Kuraray Co., Ltd.	173
5		Mitsubishi Gas Chemical Co., Inc.	33
12		Nippon Synthetic Chemical Industry Co., Ltd. (The)	53
1		Ohara, Inc. (c)	19
12		Sakata INX Corp.	47
3		Shin-Etsu Chemical Co., Ltd.	196
12		Toagosei Co. Ltd.	50
15		Tosoh Corp.	65
10		Toyo Ink Manufacturing Co., Ltd.	33
44		Ube Industries Ltd.	158

			861

		Commercial Banks — 10.4%
10		Awa Bank Ltd. (The)	55
4		Bank of Nagoya Ltd. (The)	24
7		Bank of Saga Ltd. (The)	23
1		Bank of the Ryukyus Ltd.	12
6		Iyo Bank Ltd. (The)	70
9		Kagoshima Bank Ltd. (The)	65
11		Mie Bank Ltd. (The)	50
70		Mitsubishi UFJ Financial Group, Inc.	618
—	(h)	Mizuho Financial Group, Inc.	450
47		Shinsei Bank Ltd.	163
—	(h)	Sumitomo Mitsui Financial Group, Inc.	605
10		Sumitomo Trust & Banking Co., Ltd. (The)	69
10		Tochigi Bank Ltd. (The)	60
—	(h)	Yachiyo Bank Ltd.	35
11		Yamaguchi Financial Group, Inc.	147

			2,446

		Commercial Services & Supplies — 1.6%
9		Dai Nippon Printing Co., Ltd.	124
1		Nissha Printing Co. Ltd.	55
3		Oyo Corp. (c)	31
17		Toppan Printing Co., Ltd.	176

			386

		Communications Equipment — 0.1%
5		Japan Radio Co. Ltd.	13
—	(h)	Mitsui Knowledge Industry Co. Ltd.	14

			27

JPMorgan Intrepid Japan Fund (formerly JPMorgan Japan Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Computers & Peripherals — 1.9%
49		Fujitsu Ltd.	354
1		Melco Holdings, Inc.	21
3		Mitsumi Electric Co., Ltd.	51
4		Mutoh Holdings Co., Ltd. (a) (c)	11
3		Toshiba Corp.	20

			457

		Construction & Engineering — 2.1%
28		Kajima Corp.	91
13		Kinden Corp.	131
7		Kyudenko Corp.	52
4		Nippon Densetsu Kogyo Co., Ltd.	34
9		Nishimatsu Construction Co., Ltd.	22
19		Obayashi Corp.	82
8		Okumura Corp. (c)	30
3		Taihei Dengyo Kaisha Ltd.	26
4		Toenec Corp.	22

			490

		Consumer Finance — 2.1%
3		Acom Co., Ltd.	99
5		Credit Saison Co., Ltd.	107
7		Hitachi Capital Corp.	122
2		SFCG Co., Ltd. (c)	160

			488

		Diversified Financial Services — 0.2%
2		Ricoh Leasing Co., Ltd. (c)	47

		Diversified Telecommunication Services — 2.1%
—	(h)	Nippon Telegraph & Telephone Corp.	498

		Electric Utilities — 1.6%
1		Chubu Electric Power Co., Inc.	19
4		Kansai Electric Power Co., Inc. (The)	98
10		Tokyo Electric Power Co., Inc. (The)	262

			379

		Electrical Equipment — 2.5%
7		Iwasaki Electric Co., Ltd.	17
43		Mitsubishi Electric Corp.	424
2		Nippon Signal Co. Ltd.	13
11		Sumitomo Electric Industries Ltd.	128

			582

		Electronic Equipment & Instruments — 3.3%
4		FUJIFILM Holdings Corp.	119
2		Furuno Electric Co., Ltd.	26
27		Hitachi Ltd.	195
6		Hosiden Corp. (c)	104
1		Kyocera Corp.	86
10		Nippon Electric Glass Co., Ltd.	147
3		Osaki Electric Co. Ltd.	17
6		SMK Corp.	30
4		Sumida Corp.	59

			783

		Food & Staples Retailing — 0.3%
1		Cawachi Ltd.	18
5		Izumiya Co. Ltd.	29
1		Valor Co., Ltd.	12

			59

		Food Products — 0.4%
2		Fuji Oil Co., Ltd.	18
16		Itoham Foods, Inc.	88

			106

		Gas Utilities — 1.3%
4		Hokkaido Gas Co., Ltd.	10
65		Osaka Gas Co., Ltd.	235
9		Shizuoka Gas Co., Ltd.	39
5		Tokyo Gas Co., Ltd.	20

			304

		Hotels, Restaurants & Leisure — 0.4%
—	(h)	Accordia Golf Co. Ltd.	91
—	(h)	Resorttrust, Inc.	1

			92

		Household Durables — 4.4%
3		Hitachi Koki Co. Ltd.	33
1		Makita Corp.	17
29		Matsushita Electric Industrial Co., Ltd.	611
5		Sekisui House Ltd.	47
8		Sony Corp.	291
4		Toa Corp.	23

			1,022

JPMorgan Intrepid Japan Fund (formerly JPMorgan Japan Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Independent Power Producers & Energy Traders — 1.3%
8		Electric Power Development Co., Ltd.	306

		Insurance — 3.9%
2		Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	73
44		Nissay Dowa General Insurance Co., Ltd.	239
11		Sompo Japan Insurance, Inc.	109
13		Tokio Marine Holdings, Inc.	484

			905

		IT Services — 0.5%
1		CAC Corp.	12
2		Hitachi Information Systems Ltd.	36
1		Hitachi Systems & Services Ltd.	11
2		Nihon Unisys Ltd.	30
2		Zuken, Inc.	20

			109

		Leisure Equipment & Products — 1.7%
8		Heiwa Corp.	80
1		Nidec Copal Corp.	13
4		Nikon Corp. (c)	116
2		Sankyo Co., Ltd.	145
—	(h)	SRI Sports Ltd.	52

			406

		Machinery — 3.0%
5		Aida Engineering Ltd.	22
13		Amada Co., Ltd.	89
2		Denyo Co., Ltd.	17
1		Fanuc Ltd.	56
1		Hitachi Construction Machinery Co., Ltd.	32
9		Komatsu Ltd.	233
28		Minebea Co., Ltd.	149
1		Nitta Corp.	26
6		NSK Ltd.	49
4		Sintokogio Ltd.	33

			706

		Marine — 2.2%
5		Kawasaki Kisen Kaisha Ltd.	40
21		Mitsui OSK Lines Ltd.	272
23		Nippon Yusen KK	196

			508

		Media — 0.6%
—	(h)	SKY Perfect JSAT Holdings, Inc.	139

		Metals & Mining — 3.2%
5		JFE Holdings, Inc.	219
7		Nippon Denko Co., Ltd.	76
18		Nippon Steel Corp.	102
25		Nisshin Steel Co., Ltd.	77
1		Osaka Steel Co., Ltd.	15
6		Toyo Kohan Co., Ltd.	28
5		Yamato Kogyo Co., Ltd.	211
6		Yodogawa Steel Works Ltd.	32

			760

		Multiline Retail — 0.6%
5		Izumi Co. Ltd. (c)	72
7		Takashimaya Co., Ltd. (c)	59

			131

		Office Electronics — 2.9%
2		Brother Industries Ltd.	20
1		Canon Finetech, Inc.	15
7		Canon, Inc.	311
18		Konica Minolta Holdings, Inc.	296
8		Toshiba TEC Corp.	44

			686

		Oil, Gas & Consumable Fuels — 2.2%
2		AOC Holdings, Inc.	14
50		Cosmo Oil Co. Ltd.	154
1		Idemitsu Kosan Co., Ltd.	61
—	(h)	Inpex Holdings, Inc.	172
18		Nippon Mining Holdings, Inc.	106

			507

		Paper & Forest Products — 0.8%
3		Daio Paper Corp. (c)	23
52		Mitsubishi Paper Mills Ltd.	128
—	(h)	Nippon Paper Group, Inc.	34

			185

JPMorgan Intrepid Japan Fund (formerly JPMorgan Japan Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Pharmaceuticals — 3.8%
9		Astellas Pharma, Inc.	403
2		Hisamitsu Pharmaceutical Co., Inc.	67
2		Kaken Pharmaceutical Co. Ltd.	17
7		Nippon Shinyaku Co., Ltd.	85
1		Ono Pharmaceutical Co., Ltd.	50
5		Shionogi & Co., Ltd.	98
3		Takeda Pharmaceutical Co., Ltd.	165
1		Torii Pharmaceutical Co., Ltd.	18

			903

		Real Estate Management & Development — 2.6%
13		Mitsubishi Estate Co., Ltd.	313
7		Mitsui Fudosan Co., Ltd.	158
—	(h)	Raysum Co., Ltd.	12
6		Sumitomo Realty & Development Co., Ltd.	124

			607

		Road & Rail — 2.5%
—	(h)	Central Japan Railway Co.	275
—	(h)	East Japan Railway Co.	31
4		Nippon Express Co., Ltd.	18
12		Nippon Konpo Unyu Soko Co., Ltd.	137
6		Senko Co., Ltd.	22
—	(h)	West Japan Railway Co.	104

			587

		Semiconductors & Semiconductor Equipment — 0.5%
3		Ferrotec Corp.	39
1		Micronics Japan Co. Ltd.	22
5		Sanken Electric Co., Ltd.	27
4		Towa Corp.	37

			125

		Software — 2.1%
1		Nintendo Co., Ltd.	485

		Specialty Retail — 1.9%
1		Alpen Co. Ltd.	18
6		AOKI Holdings, Inc.	88
5		Aoyama Trading Co., Ltd.	95
2		Kohnan Shoji Co., Ltd.	36
9		Shimachu Co., Ltd.	215

			452

		Textiles, Apparel & Luxury Goods — 0.3%
10		Atsugi Co. Ltd.	14
4		Nisshinbo Industries, Inc.	48

			62

		Trading Companies & Distributors — 6.5%
24		ITOCHU Corp.	238
19		Marubeni Corp.	138
20		Mitsubishi Corp.	589
27		Mitsui & Co., Ltd.	554

			1,519

		Wireless Telecommunication Services — 2.4%
—	(h)	KDDI Corp.	75
—	(h)	NTT DoCoMo, Inc.	479

			554

		Total Long-Term Investments (Cost $23,609)	23,538

PRINCIPAL AMOUNT ($)

		Investments of Cash Collateral for Securities on Loan — 2.5%
		Repurchase Agreements — 2.5%
130		Banc of America Securities LLC, 2.21%, dated 07/31/08, due 08/01/08, repurchase price $130, collateralized by U.S. Government Agency Mortgages	130
130		Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $130, collateralized by U.S. Government Agency Mortgages	130
110		Citigroup Global Markets, Inc., 2.20%, dated 07/31/08, due 08/01/08, repurchase price $110, collateralized by U.S. Government Agency Mortgages	110
100		Credit Suisse (USA) LLC, 2.15%, dated 07/31/08, due 08/01/08, repurchase price $100, collateralized by U.S. Government Agency Mortgages	100
130		Merrill Lynch Securities, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $130, collateralized by U.S. Government Agency Mortgages	130
		Total Investments of Cash Collateral for Securities on Loan (Cost $600)	600

		Total Investments — 102.9%
		(Cost $24,209)	24,138
		Liabilities in Excess of Other Assets — (2.9)%	(687)

		NET ASSETS — 100.0%	$23,451

JPMorgan Intrepid Japan Fund (formerly JPMorgan Japan Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JULY 31, 2008 (Unaudited) (continued) (Amounts in thousands)

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand (shares or dollars).

The value and percentage based on total investments (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $23,538,000 and 100.0%, respectively.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,237
Aggregate gross unrealized depreciation	(1,308)

Net unrealized appreciation/depreciation.	($71)

Federal income tax cost of investments.	$24,209

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 99.4%
		Common Stocks — 66.2%
		Argentina — 3.2%
1		Bunge Ltd. (m)	68
2		Telecom Argentina S.A., ADR (a) (m)	29
4		Tenaris S.A., ADR (m)	245
3		Ternium S.A., ADR (m)	92

			434

		Brazil — 35.2%
7		All America Latina Logistica S.A. (m)	94
14		Bovespa Holding S.A. (m)	174
—	(h)	Brasil Brokers Participacoes S.A. (a) (m)	80
2		Cia Energetica de Minas Gerais, ADR (m)	45
3		Cia Siderurgica Nacional S.A., ADR (m)	114
70		Cia Vale do Rio Doce, ADR (m)	1,825
9		Datasul S.A. (m)	131
6		Dufry South America Ltd. BDR (m)	100
15		Estacio Participacoes S.A. (m)	212
9		Fertilizantes Heringer S.A. (m)	129
9		Global Village Telecom Holding S.A. (a) (m)	221
5		GP Investments Ltd. BDR (a) (m)	62
13		IronX (a) (m)	218
14		JBS S.A. (m)	73
13		LLX Logistica S.A. (a) (m)	42
13		Localiza Rent A Car S.A. (m)	156
13		Lojas Renner S.A. (m)	246
2		Lupatech S.A. (a) (m)	92
13		MMX Mineracao e Metalicos S.A. (a) (m)	143
10		NET Servicos de Comunicacao S.A., ADR (m)	124
5		Perdigao S.A. (m)	142
12		Redecard S.A. (m)	220
9		Weg S.A. (m)	107

			4,750

		Chile — 2.8%
3		Empresa Nacional de Electricidad S.A., ADR (m)	142
5		Empresa Nacional de Telecomunicaciones S.A. (m)	61
22		La Polar S.A. (m)	83
21		SACI Falabella (m)	89

			375

		Mexico — 23.0%
20		America Movil S.A.B. de C.V., Series L, ADR (m)	1,009
14		Banco Compartamos S.A. de C.V. (m)	54
16		Cemex S.A.B. de C.V., ADR (a) (m)	338
54		Controladora Comercial Mexicana S.A.B. de C.V. (m)	160
22		Desarrolladora Homex S.A.B. de C.V. (a) (m)	209
5		Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	217
49		Genomma Lab Internacional S.A. de C.V., Class B (a) (m)	75
37		Grupo Financiero Banorte S.A.B. de C.V., Class O	161
43		Grupo Televisa S.A. (m)	194
30		Industrias CH S.A.B de C.V., Series B (a) (m)	155
39		Megacable Holdings S.A.B. de C.V. (a) (m)	86
19		Mexichem S.A.B. de C.V. (m)	132
3		NII Holdings, Inc. (a) (m)	172
43		Urbi Desarrollos Urbanos S.A. de C.V. (a) (m)	143

			3,105

		Panama — 0.8%
3		Copa Holdings S.A., Class A (m)	103

		Peru — 1.2%
2		Credicorp Ltd. (m)	161

		Total Common Stocks (Cost $8,772)	8,928

		Preferred Stocks — 33.2% (m)

		Brazil — 33.2%
28		Banco Itau Holding Financeira S.A.	594
3		Cia de Bebidas das Americas, ADR	174
2		Cia de Transmissao de Energia Eletrica Paulista	63
12		Cia Energetica de Minas Gerais	276
43		Confab Industrial S.A.	172
16		Gerdau S.A., ADR	343

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Brazil — Continued
28	Marcopolo S.A.	114
38	Petroleo Brasileiro S.A., ADR	1,736
12	Randon Participacoes S.A.	104
32	Sadia S.A.	234
2	Telemar Norte Leste S.A., Series A	137
9	Usinas Siderurgicas de Minas Gerais S.A., Series A	408
23	Vivo Participacoes S.A. (a)	129

	Total Preferred Stocks (Cost $3,822)	4,484

	Total Investments — 99.4% (Cost $12,594)	13,412
	Other Assets in Excess of Liabilities — 0.6%	77

	NET ASSETS — 100.0%	$13,489

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

Metals & Mining	25.9%
Oil, Gas & Consumable Fuels	12.9
Wireless Telecommunication Services	9.8
Commercial Banks	6.8
Food Products	3.9
Diversified Telecommunication Services	3.3
Multiline Retail	3.1
Machinery	3.1
Media	3.0
Beverages	2.9
Electric Utilities	2.9
Household Durables	2.6
Construction Materials	2.5
Road & Rail	1.9
Energy Equipment & Services	1.8
IT Services	1.6
Diversified Consumer Services	1.6
Diversified Financial Services	1.3
Food & Staples Retailing	1.2
Independent Power Producers & Energy Traders	1.1
Industrial Conglomerates	1.0
Software	1.0
Chemicals	1.0
Others (each less than 1.0%)	3.8

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,415
Aggregate gross unrealized depreciation	(597)

Net unrealized appreciation/depreciation	$818

Federal income tax cost of investments	$12,594

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt
BDR —	Brazilian Depository Receipt

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Positions — 95.0% (j)
	Long-Term Investments — 88.7%
	Common Stocks — 88.5%
	Aerospace & Defense — 2.5%
2	Boeing Co.	122
2	Goodrich Corp.	74
3	Northrop Grumman Corp.	202
7	United Technologies Corp.	464

		862

	Auto Components — 0.7%
8	Johnson Controls, Inc.	244

	Beverages — 1.7%
9	Coca-Cola Co. (The)	448
8	Coca-Cola Enterprises, Inc.	135

		583

	Biotechnology — 3.1%
2	Alexion Pharmaceuticals, Inc. (a)	169
4	BioMarin Pharmaceutical, Inc. (a)	120
4	Celgene Corp. (a)	332
6	Gilead Sciences, Inc. (a)	346
1	United Therapeutics Corp. (a)	125

		1,092

	Capital Markets — 2.6%
1	Goldman Sachs Group, Inc. (The)	203
3	Lehman Brothers Holdings, Inc.	45
4	Merrill Lynch & Co., Inc.	93
7	Morgan Stanley	281
2	State Street Corp.	118
8	TD AMERITRADE Holding Corp. (a)	153

		893

	Chemicals — 4.8%
1	Air Products & Chemicals, Inc.	67
15	Dow Chemical Co. (The)	506
4	Nova Chemicals Corp., (Canada)	100
5	PPG Industries, Inc.	309
5	Praxair, Inc.	450
3	Rohm & Haas Co.	240

		1,672

	Commercial Banks — 2.3%
4	Comerica, Inc.	115
15	Huntington Bancshares, Inc.	106
10	KeyCorp	107
1	M&T Bank Corp.	56
1	Synovus Financial Corp.	8
4	TCF Financial Corp.	56
5	U.S. Bancorp	139
3	Wells Fargo & Co.	88
4	Zions Bancorp	111

		786

	Communications Equipment — 3.2%
3	Cisco Systems, Inc. (a)	71
25	Corning, Inc.	493
5	Juniper Networks, Inc. (a)	117
4	Nokia OYJ, ADR, (Finland)	107
6	QUALCOMM, Inc.	332

		1,120

	Computers & Peripherals — 0.8%
5	Hewlett-Packard Co.	229
4	SanDisk Corp. (a)	56

		285

	Consumer Finance — 0.3%
3	Capital One Financial Corp.	117

	Diversified Consumer Services — 0.1%
1	ITT Educational Services, Inc. (a)	44

	Diversified Financial Services — 1.4%
4	Bank of America Corp.	145
21	CIT Group, Inc.	179
4	NYSE Euronext	177

		501

	Diversified Telecommunication Services — 1.5%
15	Verizon Communications, Inc.	514

	Electric Utilities — 3.7%
8	American Electric Power Co., Inc.	332
5	Edison International	237
4	Exelon Corp.	291
2	FirstEnergy Corp.	121
6	PPL Corp.	273
2	Sierra Pacific Resources	23

		1,277

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long Positions — Continued
		Electrical Equipment — 0.4%
—	(h)	First Solar, Inc. (a)	28
1		Sunpower Corp., Class A (a)	95

			123

		Electronic Equipment & Instruments — 0.4%
4		Tyco Electronics Ltd., (Bermuda)	141

		Energy Equipment & Services — 1.5%
2		Baker Hughes, Inc.	124
3		Halliburton Co.	130
1		Schlumberger Ltd.	122
1		Transocean, Inc.	136

			512

		Food & Staples Retailing — 3.0%
6		CVS/Caremark Corp.	223
22		Safeway, Inc.	597
8		SYSCO Corp.	221

			1,041

		Food Products — 1.2%
2		General Mills, Inc.	148
2		Kellogg Co.	106
6		Kraft Foods, Inc., Class A	178

			432

		Health Care Equipment & Supplies — 2.9%
5		C.R. Bard, Inc.	464
4		Covidien Ltd.	187
4		Medtronic, Inc.	233
2		Zimmer Holdings, Inc. (a)	117

			1,001

		Health Care Providers & Services — 2.4%
6		Aetna, Inc.	230
1		AmerisourceBergen Corp.	54
3		Cardinal Health, Inc.	140
3		Cigna Corp.	104
2		Laboratory Corp. of America Holdings (a)	128
3		McKesson Corp.	187

			843

		Hotels, Restaurants & Leisure — 1.8%
4		Darden Restaurants, Inc.	124
12		International Game Technology	268
2		Royal Caribbean Cruises Ltd.	59
6		Starwood Hotels & Resorts Worldwide, Inc.	190

			641

		Household Durables — 0.4%
7		Lennar Corp., Class A	89
3		Toll Brothers, Inc. (a)	54

			143

		Household Products — 1.4%
4		Colgate-Palmolive Co.	267
4		Kimberly-Clark Corp.	229

			496

		Independent Power Producers & Energy Traders — 0.8%
3		Constellation Energy Group, Inc.	225
2		NRG Energy, Inc. (a)	54

			279

		Insurance — 3.4%
3		Aflac, Inc.	147
2		Assurant, Inc.	117
4		Axis Capital Holdings Ltd., (Bermuda)	117
6		Genworth Financial, Inc., Class A	102
1		Hartford Financial Services Group, Inc.	83
—	(h)	MBIA, Inc.	—	(h)
4		Protective Life Corp.	151
4		RenaissanceRe Holdings Ltd., (Bermuda)	204
2		Travelers Cos., Inc. (The)	88
5		Unum Group	121
3		XL Capital Ltd., Class A, (Bermuda)	61

			1,191

		Internet & Catalog Retail — 0.4%
2		Amazon.com, Inc. (a)	122

		IT Services — 2.0%
1		Affiliated Computer Services, Inc., Class A (a)	51
12		Genpact Ltd., (Bermuda) (a)	154
6		Infosys Technologies Ltd., ADR, (India)	232
8		Paychex, Inc.	257

			694

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long Positions — Continued
	Machinery — 1.9%
1	Caterpillar, Inc.	76
4	Danaher Corp.	319
6	PACCAR, Inc.	248

		643

	Media — 3.4%
4	DISH Network Corp., Class A (a)	109
24	News Corp., Class A	344
15	Time Warner, Inc.	220
17	Walt Disney Co. (The)	504

		1,177

	Metals & Mining — 0.6%
1	United States Steel Corp.	192

	Multiline Retail — 0.6%
6	Family Dollar Stores, Inc.	147
2	Kohl’s Corp. (a)	65

		212

	Multi-Utilities — 1.1%
28	CMS Energy Corp.	382

	Oil, Gas & Consumable Fuels — 3.0%
2	Anadarko Petroleum Corp.	99
2	Chesapeake Energy Corp.	105
2	Chevron Corp.	127
2	EOG Resources, Inc.	161
3	Occidental Petroleum Corp.	244
1	Ultra Petroleum Corp. (a)	86
5	XTO Energy, Inc.	217

		1,039

	Paper & Forest Products — 0.5%
28	Domtar Corp., (Canada) (a)	158

	Pharmaceuticals — 3.8%
10	Abbott Laboratories	563
9	Bristol-Myers Squibb Co.	190
9	Merck & Co., Inc.	309
12	Schering-Plough Corp.	245

		1,307

	Real Estate Investment Trusts (REITs) — 9.5%
2	Alexandria Real Estate Equities, Inc.	165
13	Annaly Capital Management, Inc.	190
3	Apartment Investment & Management Co., Class A	85
11	Camden Property Trust	541
5	Developers Diversified Realty Corp.	173
8	Duke Realty Corp.	198
6	Hospitality Properties Trust	134
4	Kimco Realty Corp.	138
14	Liberty Property Trust	502
3	Macerich Co. (The)	161
6	Mack-Cali Realty Corp.	226
7	ProLogis	330
13	Senior Housing Properties Trust	269
6	Weingarten Realty Investors	180

		3,292

	Road & Rail — 2.9%
1	Burlington Northern Santa Fe Corp.	140
4	Canadian National Railway Co., (Canada)	206
9	Norfolk Southern Corp.	676

		1,022

	Semiconductors & Semiconductor Equipment — 4.8%
9	Altera Corp.	189
5	Broadcom Corp., Class A (a)	112
5	KLA-Tencor Corp.	199
1	Lam Research Corp. (a)	46
4	NVIDIA Corp. (a)	41
14	Tessera Technologies, Inc. (a)	242
19	Texas Instruments, Inc.	453
16	Xilinx, Inc.	390

		1,672

	Software — 0.7%
9	Microsoft Corp.	237

	Specialty Retail — 1.8%
2	Abercrombie & Fitch Co., Class A	88
5	Advance Auto Parts, Inc.	205
3	Dick’s Sporting Goods, Inc. (a)	58
9	Penske Auto Group, Inc.	125

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long Positions — Continued
		Specialty Retail — Continued
5		Staples, Inc.	106
2		TJX Cos., Inc.	61

			643

		Textiles, Apparel & Luxury Goods — 1.2%
2		Nike, Inc., Class B	106
4		Phillips-Van Heusen Corp.	142
1		Polo Ralph Lauren Corp.	77
2		V.F. Corp.	107

			432

		Thrifts & Mortgage Finance — 0.2%
3		Fannie Mae	33
—	(h)	Freddie Mac	1
7		MGIC Investment Corp.	47

			81

		Tobacco — 0.8%
13		Altria Group, Inc.	262

		Wireless Telecommunication Services — 1.0%
4		American Tower Corp., Class A (a)	147
5		Crown Castle International Corp. (a)	198

			345

		Total Common Stocks (Cost $30,209)	30,745

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 0.2%
50	U.S. Treasury Notes, 4.88%, 06/30/09 (k) (Cost $51)	51

	Total Long-Term Investments (Cost $30,260)	30,796

SHARES

	Short-Term Investment — 6.3%
	Investment Company — 6.3%
2,200	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $2,200)	2,200

	Total Investments — 95.0% (Cost $32,460)	32,996

	Other Assets in Excess of Liabilities — 5.0%	1,743

	NET ASSETS — 100.0%	$34,739

SHARES

		Short Positions — 89.8%
		Common Stocks — 89.8%
		Aerospace & Defense — 0.9%
1		General Dynamics Corp.	107
4		Honeywell International, Inc.	188

			295

		Automobiles — 0.5%
39		Ford Motor Co. (a)	185

		Beverages — 0.7%
4		PepsiCo, Inc.	260

		Biotechnology — 1.9%
4		Amylin Pharmaceuticals, Inc. (a)	123
—	(h)	Genentech, Inc. (a)	38
2		Genzyme Corp. (a)	184
2		ImClone Systems, Inc. (a)	128
37		Trimeris, Inc.	188

			661

		Capital Markets — 2.9%
7		Charles Schwab Corp. (The)	160
4		Federated Investors, Inc., Class B	128
2		Franklin Resources, Inc.	221
4		Northern Trust Corp.	289
3		T. Rowe Price Group, Inc.	207

			1,005

		Chemicals — 3.7%
1		Eastman Chemical Co.	66
10		H.B. Fuller Co.	243
3		Innophos Holdings, Inc.	88
8		Nalco Holding Co.	179
9		OM Group, Inc. (a)	299
8		Terra Industries, Inc.	410
—	(h)	Westlake Chemical Corp.	7

			1,292

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Short Positions — Continued
		Commercial Banks — 2.4%
4		BancorpSouth, Inc.	87
2		Bank of Hawaii Corp.	76
3		Commerce Bancshares, Inc.	148
7		Fifth Third Bancorp	101
3		PNC Financial Services Group, Inc.	178
3		UMB Financial Corp.	154
4		Wilmington Trust Corp.	97

			841

		Communications Equipment — 0.8%
3		Ciena Corp. (a)	58
26		Motorola, Inc.	223

			281

		Computers & Peripherals — 2.2%
19		Dell, Inc. (a)	460
2		International Business Machines Corp.	243
6		Sun Microsystems, Inc. (a)	68

			771

		Containers & Packaging — 0.4%
25		Smurfit-Stone Container Corp. (a)	142

		Diversified Financial Services — 0.8%
7		Citigroup, Inc.	133
5		Nasdaq OMX Group (The) (a)	147

			280

		Diversified Telecommunication Services — 0.4%
4		AT&T, Inc.	136

		Electric Utilities — 4.2%
24		Duke Energy Corp.	413
3		Entergy Corp.	342
20		Southern Co.	690

			1,445

		Electronic Equipment & Instruments — 0.7%
7		Agilent Technologies, Inc. (a)	238

		Energy Equipment & Services — 3.5%
8		BJ Services Co.	241
1		Diamond Offshore Drilling, Inc.	107
5		ENSCO International, Inc.	339
5		Nabors Industries Ltd., (Bermuda) (a)	197
8		Rowan Cos., Inc.	307
—	(h)	Transocean, Inc.	—	(h)
1		Weatherford International Ltd. (a)	30

			1,221

		Food & Staples Retailing — 1.6%
1		Costco Wholesale Corp.	88
3		SUPERVALU, Inc.	69
7		Walgreen Co.	235
7		Whole Foods Market, Inc.	164

			556

		Food Products — 2.9%
11		Campbell Soup Co.	385
8		H.J. Heinz Co.	378
18		Sara Lee Corp.	242

			1,005

		Health Care Equipment & Supplies — 2.4%
2		Becton, Dickinson & Co.	170
7		St. Jude Medical, Inc. (a)	335
1		Stryker Corp.	58
5		Varian Medical Systems, Inc. (a)	276

			839

		Health Care Providers & Services — 2.5%
3		Express Scripts, Inc. (a)	198
3		Humana, Inc. (a)	123
2		Medco Health Solutions, Inc. (a)	109
5		Quest Diagnostics, Inc.	260
33		Tenet Healthcare Corp. (a)	193

			883

		Hotels, Restaurants & Leisure — 1.6%
4		Cheesecake Factory, Inc. (The) (a)	51
1		Chipotle Mexican Grill, Inc., Class A (a)	75
4		Choice Hotels International, Inc.	90
4		Marriott International, Inc., Class A	104
14		Starbucks Corp. (a)	210
1		Yum! Brands, Inc.	39

			569

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Short Positions — Continued
		Household Durables — 1.0%
1		Fortune Brands, Inc.	80
2		Mohawk Industries, Inc. (a)	95
2		Whirlpool Corp.	159

			334

		Household Products — 0.2%
1		Clorox Co.	54

		Industrial Conglomerates — 1.2%
2		3M Co.	113
11		General Electric Co.	311

			424

		Insurance — 3.4%
8		American International Group, Inc.	208
4		Infinity Property & Casualty Corp.	183
1		Markel Corp. (a)	290
7		Marsh & McLennan Cos., Inc.	201
7		Progressive Corp. (The)	140
3		RLI Corp.	147

			1,169

		IT Services — 0.8%
3		Automatic Data Processing, Inc.	147
7		SAIC, Inc. (a)	127

			274

		Leisure Equipment & Products — 0.9%
5		Hasbro, Inc.	182
6		Mattel, Inc.	124

			306

		Machinery — 2.0%
1		Deere & Co.	84
3		Illinois Tool Works, Inc.	126
7		ITT Corp.	469

			679

		Media — 4.5%
19		CBS Corp., Class B	311
19		Comcast Corp., Class A	386
6		DIRECTV Group, Inc. (The) (a)	167
7		Gannett Co., Inc.	127
12		McClatchy Co., Class A	50
3		McGraw-Hill Cos., Inc. (The)	122
10		Scripps Networks Interactive, Inc., Class A (a)	405

			1,568

		Metals & Mining — 1.7%
6		Alcoa, Inc.	196
1		Freeport-McMoRan Copper & Gold, Inc.	106
5		Nucor Corp.	303

			605

		Multiline Retail — 1.6%
3		J.C. Penney Co., Inc.	86
5		Nordstrom, Inc.	134
3		Sears Holdings Corp. (a)	227
3		Target Corp.	117

			564

		Multi-Utilities — 1.6%
—	(h)	DTE Energy Co.	4
8		SCANA Corp.	297
6		Wisconsin Energy Corp.	253

			554

		Oil, Gas & Consumable Fuels — 1.0%
—	(h)	Apache Corp.	45
2		Exxon Mobil Corp.	189
3		Sunoco, Inc.	101

			335

		Paper & Forest Products — 0.3%
4		International Paper Co.	118

		Personal Products — 1.0%
8		Estee Lauder Cos., Inc. (The), Class A	331

		Pharmaceuticals — 5.8%
12		Eli Lilly & Co.	556
10		Johnson & Johnson	698
8		Medicines Co. (The) (a)	187
16		Pfizer, Inc.	297
7		Wyeth	267

			2,005

		Real Estate Investment Trusts (REITs) — 10.2%
7		BRE Properties, Inc.	357

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Short Positions — Continued
		Real Estate Investment Trusts (REITs) — Continued
18		Douglas Emmett, Inc.	416
3		Equity Residential	130
4		HCP, Inc.	144
3		Health Care REIT, Inc.	165
10		Home Properties, Inc.	539
3		Nationwide Health Properties, Inc.	122
8		Plum Creek Timber Co., Inc.	380
4		Public Storage	287
—	(h)	Sunstone Hotel Investors, Inc.	3
18		UDR, Inc.	447
40		U-Store-It Trust	461
2		Ventas, Inc.	81

			3,532

		Road & Rail — 4.0%
5		CSX Corp.	318
26		Heartland Express, Inc.	441
20		Knight Transportation, Inc.	380
10		Werner Enterprises, Inc.	243

			1,382

		Semiconductors & Semiconductor Equipment — 5.9%
11		Analog Devices, Inc.	339
25		Intel Corp.	548
4		Intersil Corp., Class A	97
12		Linear Technology Corp.	363
5		Maxim Integrated Products, Inc.	88
8		Microchip Technology, Inc.	244
37		Micron Technology, Inc. (a)	178
10		Novellus Systems, Inc. (a)	200

			2,057

		Software — 1.5%
3		Intuit, Inc. (a)	93
12		Oracle Corp. (a)	254
1		Salesforce.com, Inc. (a)	70
7		THQ, Inc. (a)	108

			525

		Specialty Retail — 2.2%
11		AutoNation, Inc. (a)	114
2		Best Buy Co., Inc.	91
7		Gap, Inc. (The)	108
7		Home Depot, Inc.	173
5		Lowe’s Cos., Inc.	104
2		O’Reilly Automotive, Inc. (a)	46
4		Tiffany & Co.	140

			776

		Textiles, Apparel & Luxury Goods — 0.8%
10		Jones Apparel Group, Inc.	174
7		Liz Claiborne, Inc.	86

			260

		Thrifts & Mortgage Finance — 0.4%
8		Hudson City Bancorp, Inc.	137

		Tobacco — 0.4%
3		Philip Morris International, Inc.	145

		Wireless Telecommunication Services — 0.4%
4		SBA Communications Corp., Class A (a)	155

		Total Short Positions (Proceeds $34,741)	$31,194

Percentages indicated are based on net assets.

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Futures Contracts (Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
5	E-mini S&P 500 Index	September, 2008	$317	$4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,251
Aggregate gross unrealized depreciation	(1,715)

Net unrealized appreciation/depreciation	$536

Federal income tax cost of investments	$32,460

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.2%
	Common Stocks — 99.2%
	Airlines — 2.0%
86	Aeroflot - Russian International Airlines (m)	261

	Auto Components — 0.3%
22	AMTEL Vredestein N.V., GDR, (Netherlands) (a) (m)	44

	Automobiles — 1.7%
4	Severstal-Avto	221

	Commercial Banks — 19.9%
29	Alliance Bank JSC, GDR, (Kazakhstan) (a) (m)	159
3	Bank of Georgia, GDR, (Georgia) (a) (e) (m)	55
23	Bank St. Petersburg OJSC (a) (m)	130
9	Halyk Savings Bank of Kazakhstan JSC, GDR, (Kazakhstan) (m)	115
20	Kazkommertsbank, GDR, (Kazakhstan), (a) (m)	240
2	Raiffeisen International Bank Holding AG, (Austria) (m)	252
557	Sberbank (m)	1,637

		2,588

	Communications Equipment — 2.2%
50	Sitronics, GDR (m)	288

	Construction Materials — 1.2%
29	Steppe Cement Ltd., (Malaysia) (a) (m)	149

	Diversified Telecommunication Services — 2.7%
39	Comstar United Telesystems OJSC, Reg. S, GDR (m)	346

	Electric Utilities — 1.2%
81	Lenenergo (a) (m)	152

	Energy Equipment & Services — 1.7%
11	Eurasia Drilling Co., Ltd., GDR (a) (m)	226

	Food & Staples Retailing — 7.0%
8	DIXY Group OJSC (a) (m)	109
1	Magnit OAO (a) (m)	68
69	Magnit OAO, GDR (a) (e) (m)	729

		906

	Food Products — 2.8%
13	Cherkizovo Group OJSC, Reg. S, GDR (a) (m)	169
2	Lebedyansky JSC (a) (m)	191

		360

	Media — 2.7%
6	CTC Media, Inc. (a) (m)	128
24	RBC Information Systems (a) (m)	181
1	RBC Information Systems, ADR (m)	44

		353

	Metals & Mining — 27.6%
8	Chelyabinsk Zinc Plant, GDR (a) (m)	49
143	European Minerals Corp., (United Kingdom) (a)	88
4	Evraz Group S.A., GDR, (Luxembourg) (m)	385
6	KazakhGold Group Ltd., GDR, (United Kingdom) (a) (m)	109
45	Magnitogorsk Iron & Steel Works, GDR (m)	642
29	Mechel, ADR (m)	607
46	MMC Norilsk Nickel, ADR (m)	1,000
7	Novolipetsk Steel OJSC, GDR (a) (m)	291
22	Severstal, Reg. S, ADR (m)	412

		3,583

	Oil, Gas & Consumable Fuels — 14.9%
11	BMB Munai, Inc., (United States) (a) (m)	54
64	Dragon Oil plc, (Ireland) (a) (m)	374
9	Gazpromneft OAO, ADR (m)	286
3	Imperial Energy Corp., plc, (United Kingdom) (a) (m)	69
5	Tatneft, GDR (m)	566
43	Urals Energy PCL, (Cyprus) (a) (m)	89
257	West Siberian Resources Ltd., GDR, (Sweden) (a) (m)	278
16	Zhaikmunai LP, GDR, (Kazakhstan) (a) (e) (m)	225

		1,941

	Paper & Forest Products — 1.1%
32	Kazakhstan Kagazy plc, GDR, (Kazakhstan) (a) (m)	96
15	Kazakhstan Kagazy plc, GDR, (Kazakhstan) (a) (e) (m)	45

		141

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Pharmaceuticals — 0.9%
2		Veropharm (a) (m)	111

		Real Estate Management & Development — 3.3%
—	(h)	Open Investments JSC (a) (m)	82
23		RTM OAO (a) (m)	43
32		Sistema-Hals, GDR (a) (m)	177
8		XXI Century Investments Public Ltd., (Cyprus) (a) (m)	131

			433

		Wireless Telecommunication Services — 6.0%
8		Mobile Telesystems OJSC, ADR (m)	587
7		Sistema JSFC, GDR (m)	187

			774

		Total Long-Term Investments (Cost $14,198)	12,877

SHARES

		Short-Term Investment — 0.5%
		Investment Company — 0.5%
68		JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $68)	68

		Total Investments — 99.7% (Cost $14,266)	12,945
		Other Assets in Excess of Liabilities — 0.3%	38

		NET ASSETS — 100.0%	$12,983

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $8,828,000 and 68.2%, respectively.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$704
Aggregate gross unrealized depreciation	(2,025)

Net unrealized appreciation/depreciation	($1,321)

Federal income tax cost of investments	$14,266

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE

	Long-Term Investments — 78.5%
	Common Stocks — 25.3%
	Austria — 0.4%
328	OMV AG (m)	22,586

	Bermuda — 0.2%
910	Aquarius Platinum Ltd. (a) (m)	8,931

	Brazil — 0.7%
781	Cia Energetica de Minas Gerais, ADR (m)	18,549
562	Companhia Vale do Rio Doce, ADR (m)	16,877

		35,426

	Canada — 1.0%
120	Agrium, Inc. (m)	10,545
468	Barrick Gold Corp. (m)	19,818
1,020	Kinross Gold Corp. (m)	18,598

		48,961

	Denmark — 0.5%
400	Novo Nordisk A/S, Class B (m)	25,362

	Finland — 0.2%
3,923	Ruukki Group OYJ	12,606

	France — 1.5%
210	Alstom S.A.	23,507
311	Bouygues (m)	20,106
228	Sanofi-Aventis S.A.	16,004
253	Total S.A. (m)	19,372

		78,989

	Germany — 1.0%
131	E.ON AG (m)	25,028
202	RWE AG (m)	24,143

		49,171

	Greece — 0.2%
750	Sidenor Steel Products
	Manufacturing Co. S.A. (m)	11,653

	Hong Kong — 1.5%
1,000	Cheung Kong Holdings Ltd. (m)	13,991
6,000	China Resources Power Holdings Co. (m)	13,294
3,000	Hang Lung Properties Ltd. (m)	9,423
400	Jardine Matheson Holdings Ltd. (m)	12,591
2,500	Kerry Properties Ltd. (m)	13,203
1,000	Sun Hung Kai Properties Ltd. (m)	14,831

		77,333

	India — 0.1%
490	Sterlite Industries India Ltd., ADR (a) (m)	7,012

	Indonesia — 0.2%
29,500	Indika Energy Tbk PT (a) (m)	10,217

	Israel — 0.2%
1,411	Makhteshim-Agan Industries Ltd. (m)	12,197

	Italy — 0.8%
578	ENI S.p.A. (m)	19,504
3,668	Intesa Sanpaolo S.p.A. (m)	20,599

		40,103

	Japan — 0.2%
1,200	Joint Corp. (m)	3,851
100	Nidec Corp. (m)	7,064

		10,915

	Malaysia — 0.2%
4,715	IOI Corp. Bhd (m)	8,278

	Netherlands — 0.8%
322	Fugro N.V. CVA (m)	22,846
2,279	Vimetco N.V., GDR (a) (m)	17,580

		40,426

	Norway — 0.8%
723	StatoilHydro ASA (m)	23,421
1,015	Telenor ASA (m)	15,274

		38,695

	Papua New Guinea — 0.2%
4,812	Lihir Gold Ltd. (a) (m)	12,505

	Singapore — 1.0%
3,000	CapitaLand Ltd. (m)	12,380
6,000	CapitaMall Trust (m)	13,048
20,000	Golden Agri-Resources Ltd. (m)	10,335
2,000	Keppel Corp., Ltd. (m)	15,442

		51,205

	South Africa — 0.3%
109	Anglo Platinum Ltd. (m)	14,224

	South Korea — 0.2%
16	Samsung Electronics Co., Ltd. (m)	8,852

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars, unless otherwise noted)

SHARES		SECURITY DESCRIPTION	VALUE

		Sweden — 0.3%
	1,070	Atlas Copco AB, Class B (m)	15,027

		Switzerland — 1.0%
	32	Barry Callebaut AG (a) (m)	21,635
	34	Syngenta AG (m)	9,897
	308	Xstrata plc (m)	22,091

			53,623

		Taiwan — 0.2%
	888	HON HAI Precision Industry Co., Ltd., GDR (m)	8,582

		United Kingdom — 5.8%
	568	Aveva Group plc (m)	17,575
	1,165	BG Group plc (m)	26,329
	4,351	BT Group plc (m)	14,702
	1,617	Cookson Group plc (m)	19,814
	2,812	Hikma Pharmaceuticals plc (m)	21,972
	689	Imperial Tobacco Group plc (m)	25,732
	1,739	National Grid plc (m)	22,902
	2,969	Northumbrian Water Group plc (m)	18,116
	448	Reckitt Benckiser Group plc (m)	24,425
	723	Scottish & Southern Energy plc (m)	20,028
	620	Standard Chartered plc (m)	18,876
	939	Subsea 7, Inc. (a) (m)	22,067
	8,366	Vodafone Group plc (m)	22,411
	3,565	Wm Morrison Supermarkets plc (a) (m)	18,186

			293,135

		United States — 5.8%
	769	AT&T, Inc. (m)	23,693
	219	Chevron Corp. (m)	18,519
	374	Colgate-Palmolive Co. (m)	27,777
	127	Deere & Co. (m)	8,910
	479	Gilead Sciences, Inc. (a) (m)	25,856
	48	Google, Inc., Class A (a) (m)	22,740
	93	Monsanto Co. (m)	11,077
	83	Mosaic Co. (The) (a) (m)	10,559
	1,212	Oracle Corp. (a) (m)	26,094
	504	Philip Morris International, Inc. (m)	26,032
	408	Procter & Gamble Co. (m)	26,716
	310	United Technologies Corp. (m)	19,834
	708	Verizon Communications, Inc. (m)	24,100
	1,055	Yahoo!, Inc. (a) (m)	20,984

			292,891

		Total Common Stocks (Cost $1,383,308)	1,288,905

		Convertible Bonds — 5.1%
		France — 0.9%
EUR	91,000	Rhodia S.A., 0.50%, 01/01/14	46,133
		Germany — 1.5%
EUR	50,000	KFW International Finance, Inc., Series DTE, 0.75%, 08/08/08	77,911
		Netherlands — 0.3%
CHF	15,000	Pargesa Netherlands NV, Series PARG, 1.75%, 06/15/14	12,137
		United States — 2.4%
	31,000	Liberty Media LLC, 3.13%, 03/30/23	31,426
	35,000	St. Jude Medical, Inc., 1.22%, 12/15/08	35,481
	29,000	Vornado Realty Trust, 2.85%, 04/01/27	25,375
	30,000	Wyeth, 2.62%, 01/15/24	29,943
			122,225

		Total Convertible Bonds (Cost $263,529)	258,406

		Preferred Stock — 0.5%
		Germany — 0.5%
	305	Fresenius SE (Cost $25,962)	24,669

		U.S. Treasury Obligations — 47.6% (m)
		U.S. Treasury Notes,
	500,000	3.13%, 11/30/09	505,508
	500,000	3.38%, 09/15/09	506,367
	400,000	3.88%, 05/15/10	410,531
	300,000	4.00%, 04/15/10	308,016
	350,000	4.88%, 02/15/12	372,313
	300,000	5.75%, 08/15/10	319,242

		Total U.S. Treasury Obligations (Cost $2,398,245)	2,421,977

		Total Investments — 78.5% (Cost $4,071,044)	3,993,957
		Other Assets in Excess of Liabilities — 21.5%	1,096,562

		NET ASSETS — 100.0%	$5,090,519

Percentages indicated are based on net assets.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars, unless otherwise noted)

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

U.S. Treasury Obligation	60.6%
Metals & Mining	3.7
Oil, Gas & Consumable Fuels	3.5
Commercial Banks	2.9
Chemicals	2.5
Pharmaceuticals	2.3
Household Products	2.0
Diversified Telecommunication Services	1.9
Real Estate Management & Development	1.7
Electric Utilities	1.6
Industrial Conglomerates	1.5
Health Care Equipment & Supplies	1.5
Tobacco	1.3
Multi-Utilities	1.2
Energy Equipment & Services	1.1
Internet Software & Services	1.1
Software	1.1
Food Products	1.0
Real Estate Investment Trusts (REITs)	1.0
Others (each less than 1.0%)	6.5

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
11	Euro-Bond	September, 2008	1,930	26

	Short Futures Outstanding
(5)	E-mini S&P 500 Index	September, 2008	(317)	13
(6)	U.S. Long Bond	September, 2008	(693)	(11)
(6)	2 Year U.S. Treasury Note	September, 2008	(1,272)	(3)
(3)	10 Year U.S. Treasury Note	September, 2008	(344)	(1)
(4)	Dow Jones Euro STOXX 50 Index	September, 2008	(211)	(6)
(2)	FTSE 100 Index	September, 2008	(214)	21

				39

Forward Foreign Currency Exchange Contracts

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)

27,298	EUR	09/10/08	43	43	—	(h)

5,864	GBP	09/10/08	12	12	—	(h)

34,689	NOK	09/10/08	7	7	—	(h)

			62	62	—	(h)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)

15,768	AUD	09/10/08	15	15	— (h)

76,306	CAD	09/10/08	75	75	— (h)

71,448	CHF	09/10/08	68	68	— (h)

320,640	EUR	09/10/08	495	499	(4)

159,191	GBP	09/10/08	309	315	(6)

885,729	HKD	09/10/08	114	114	— (h)

104,382	ILS	09/10/08	31	29	2

11,214,357	JPY	09/10/08	106	104	2

405,213	NOK	09/10/08	78	79	(1)

51,836	SGD	09/10/08	38	38	— (h)

37,014	TRY	09/10/08	29	31	(2)

99,763	ZAR	09/10/08	12	13	(1)

			1,370	1,380	(10)

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars, unless otherwise noted)

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	91,507
Aggregate gross unrealized depreciation	(168,594)

Net unrealized appreciation/depreciation	(77,087)

Federal income tax cost of investments	4,071,044

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
ADR	—	American Depository Receipt
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depository Receipt
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SGD	—	Singapore Dollar
TRY	—	New Turkish Lira
ZAR	—	South African Rand

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are $929,000 and 23.3%, respectively.

JPMorgan Tax Aware Core Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.7%
	Common Stocks — 98.7%
	Aerospace & Defense — 2.8%
5	Boeing Co.	296
9	United Technologies Corp.	598

		894

	Auto Components — 1.5%
16	Johnson Controls, Inc.	489

	Beverages — 1.2%
6	PepsiCo, Inc.	381

	Biotechnology — 2.0%
4	Celgene Corp. (a)	270
7	Gilead Sciences, Inc. (a)	386

		656

	Capital Markets — 5.5%
4	Ameriprise Financial, Inc.	189
13	Bank of New York Mellon Corp. (The)	448
1	Goldman Sachs Group, Inc. (The)	268
6	Merrill Lynch & Co., Inc.	167
13	Morgan Stanley	500
9	TD AMERITRADE Holding Corp. (a)	183

		1,755

	Chemicals — 2.4%
2	Monsanto Co.	226
6	Praxair, Inc.	537

		763

	Commercial Banks — 3.7%
16	U.S. Bancorp	475
8	Wachovia Corp.	135
20	Wells Fargo & Co.	601

		1,211

	Communications Equipment — 6.6%
51	Cisco Systems, Inc. (a)	1,121
18	Corning, Inc.	363
12	QUALCOMM, Inc.	654

		2,138

	Computers & Peripherals — 5.7%
3	Apple, Inc. (a)	533
14	Hewlett-Packard Co.	622
5	International Business Machines Corp.	689

		1,844

	Diversified Financial Services — 3.1%
24	Bank of America Corp.	784
12	Citigroup, Inc.	229

		1,013

	Diversified Telecommunication Services — 3.3%
17	AT&T, Inc.	520
17	Verizon Communications, Inc.	566

		1,086

	Electric Utilities — 3.8%
6	Edison International	289
5	Exelon Corp.	407
7	FirstEnergy Corp.	522

		1,218

	Energy Equipment & Services — 3.5%
5	Baker Hughes, Inc.	396
2	National Oilwell Varco, Inc. (a)	196
5	Schlumberger Ltd.	541

		1,133

	Food & Staples Retailing — 4.6%
12	CVS/Caremark Corp.	451
17	Safeway, Inc.	443
7	SYSCO Corp.	212
7	Wal-Mart Stores, Inc.	398

		1,504

	Health Care Equipment & Supplies — 1.1%
4	CR Bard, Inc.	367

	Health Care Providers & Services — 0.8%
7	Aetna, Inc.	273

	Hotels, Restaurants & Leisure — 0.8%
8	Yum! Brands, Inc.	275

	Household Products — 3.5%
4	Colgate-Palmolive Co.	329
12	Procter & Gamble Co.	802

		1,131

	Industrial Conglomerates — 2.2%
25	General Electric Co.	718

JPMorgan Tax Aware Core Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Insurance — 2.0%
4	Allstate Corp. (The)	197
5	Hartford Financial Services Group, Inc.	292
4	Principal Financial Group, Inc.	159

		648

	Internet Software & Services — 1.4%
1	Google, Inc., Class A (a)	307
8	Yahoo!, Inc. (a)	163

		470

	Machinery — 2.9%
4	Caterpillar, Inc.	287
8	Danaher Corp.	655

		942

	Media — 3.4%
26	News Corp., Class A	370
20	Time Warner, Inc.	286
15	Walt Disney Co. (The)	459

		1,115

	Metals & Mining — 1.3%
3	Freeport-McMoRan Copper & Gold, Inc.	253
1	United States Steel Corp.	180

		433

	Multiline Retail — 0.7%
5	Kohl’s Corp. (a)	212

	Oil, Gas & Consumable Fuels — 10.2%
4	Apache Corp.	426
4	Devon Energy Corp.	403
19	Exxon Mobil Corp.	1,564
5	Marathon Oil Corp.	233
4	Occidental Petroleum Corp.	318
8	XTO Energy, Inc.	366

		3,310

	Pharmaceuticals — 6.6%
12	Abbott Laboratories	671
13	Bristol-Myers Squibb Co.	284
21	Merck & Co., Inc.	684
23	Schering-Plough Corp.	487

		2,126

	Road & Rail — 3.3%
15	Norfolk Southern Corp.	1,082

	Semiconductors & Semiconductor Equipment — 1.2%
16	Xilinx, Inc.	397

	Software — 3.3%
32	Microsoft Corp.	835
11	Oracle Corp. (a)	234

		1,069

	Specialty Retail — 1.3%
7	Advance Auto Parts, Inc.	283
6	Staples, Inc.	132

		415

	Textiles, Apparel & Luxury Goods — 1.1%
6	Nike, Inc., Class B	346

	Tobacco — 1.9%
12	Philip Morris International, Inc.	606

	Total Long-Term Investments (Cost $27,211)	32,020

SHARES

	Short-Term Investment — 1.3%
	Investment Company — 1.3%
435	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $435)	435

	Total Investments — 100.0% (Cost $27,646)	32,455
	Liabilities in Excess of Other Assets — 0.0%(g)	(14)

	NET ASSETS — 100.0%	$32,441

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

JPMorgan Tax Aware Core Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,805
Aggregate gross unrealized depreciation	(1,996)

Net unrealized appreciation/depreciation	$4,809

Federal income tax cost of investments	$27,646

JPMorgan Tax Aware Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.8%
	Common Stocks — 98.8%
	Aerospace & Defense — 2.9%
75	Boeing Co.	4,553
35	Goodrich Corp.	1,725
6	Lockheed Martin Corp.	575
63	Northrop Grumman Corp.	4,225
110	United Technologies Corp.	7,032

		18,110

	Auto Components — 0.9%
195	Johnson Controls, Inc.	5,876

	Beverages — 1.6%
200	Coca-Cola Co. (The)	10,311

	Biotechnology — 2.1%
68	Amgen, Inc. (a)	4,248
57	Celgene Corp. (a)	4,289
78	Gilead Sciences, Inc. (a)	4,194
6	United Therapeutics Corp. (a)	680

		13,411

	Building Products — 0.1%
21	Masco Corp.	345

	Capital Markets — 3.2%
94	Bank of New York Mellon Corp. (The)	3,323
34	Goldman Sachs Group, Inc. (The)	6,334
40	Lehman Brothers Holdings, Inc.	692
77	Merrill Lynch & Co., Inc.	2,063
128	Morgan Stanley	5,065
29	State Street Corp.	2,085
39	TD AMERITRADE Holding Corp. (a)	780

		20,342

	Chemicals — 2.6%
20	Air Products & Chemicals, Inc.	1,885
138	Dow Chemical Co. (The)	4,598
24	Monsanto Co.	2,847
34	PPG Industries, Inc.	2,050
71	Rohm & Haas Co.	5,319

		16,699

	Commercial Banks — 2.8%
41	BB&T Corp.	1,160
8	Comerica, Inc.	215
33	Fifth Third Bancorp	454
98	Huntington Bancshares, Inc.	684
58	KeyCorp	609
35	Marshall & Ilsley Corp.	524
79	Regions Financial Corp.	752
29	SunTrust Banks, Inc.	1,187
162	U.S. Bancorp	4,953
120	Wachovia Corp.	2,078
136	Wells Fargo & Co.	4,130
40	Zions Bancorp	1,177

		17,923

	Communications Equipment — 3.7%
453	Cisco Systems, Inc. (a)	9,955
207	Corning, Inc.	4,135
72	Juniper Networks, Inc. (a)	1,883
139	QUALCOMM, Inc.	7,687

		23,660

	Computers & Peripherals — 4.8%
47	Apple, Inc. (a)	7,434
65	EMC Corp. (a)	980
193	Hewlett-Packard Co.	8,646
106	International Business Machines Corp.	13,565

		30,625

	Consumer Finance — 0.6%
59	American Express Co.	2,190
39	Capital One Financial Corp.	1,649

		3,839

	Diversified Consumer Services — 0.2%
7	Apollo Group, Inc., Class A (a)	436
10	ITT Educational Services, Inc. (a)	886

		1,322

	Diversified Financial Services — 3.8%
396	Bank of America Corp.	13,036
50	CIT Group, Inc.	422
389	Citigroup, Inc.	7,278
3	IntercontinentalExchange, Inc. (a)	250
54	NYSE Euronext	2,546

		23,532

	Diversified Telecommunication Services — 3.4%
418	AT&T, Inc.	12,872
244	Verizon Communications, Inc.	8,293

		21,165

JPMorgan Tax Aware Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Electric Utilities — 3.2%
15	Allegheny Energy, Inc.	726
115	American Electric Power Co., Inc.	4,531
95	Edison International	4,576
58	Exelon Corp.	4,583
45	FirstEnergy Corp.	3,330
20	FPL Group, Inc.	1,291
39	PPL Corp.	1,817

		20,854

	Electrical Equipment — 0.5%
17	Cooper Industries Ltd., Class A	734
50	Rockwell Automation, Inc.	2,203

		2,937

	Electronic Equipment & Instruments — 0.5%
98	Tyco Electronics Ltd., (Bermuda)	3,258

	Energy Equipment & Services — 3.1%
36	Baker Hughes, Inc.	3,022
125	Halliburton Co.	5,598
30	National Oilwell Varco, Inc. (a)	2,390
74	Schlumberger Ltd.	7,477
10	Transocean, Inc. (a)	1,360

		19,847

	Food & Staples Retailing — 2.0%
83	CVS/Caremark Corp.	3,011
94	Safeway, Inc.	2,498
65	SYSCO Corp.	1,855
94	Wal-Mart Stores, Inc.	5,499

		12,863

	Food Products — 2.0%
66	General Mills, Inc.	4,237
45	Kellogg Co.	2,361
184	Kraft Foods, Inc., Class A	5,855

		12,453

	Health Care Equipment & Supplies — 1.6%
33	Baxter International, Inc.	2,284
20	C.R. Bard, Inc.	1,857
45	Covidien Ltd.	2,227
45	Medtronic, Inc.	2,382
15	Zimmer Holdings, Inc. (a)	1,027

		9,777

	Health Care Providers & Services — 2.2%
78	Aetna, Inc.	3,213
15	AmerisourceBergen Corp.	628
18	Cardinal Health, Inc.	989
63	Cigna Corp.	2,328
10	Laboratory Corp. of America Holdings (a)	676
39	McKesson Corp.	2,205
48	UnitedHealth Group, Inc.	1,340
42	WellPoint, Inc. (a)	2,203

		13,582

	Hotels, Restaurants & Leisure — 0.9%
26	Carnival Corp.	943
6	Darden Restaurants, Inc.	208
13	International Game Technology	282
37	McDonald’s Corp.	2,230
39	Starwood Hotels & Resorts Worldwide, Inc.	1,348
29	Wyndham Worldwide Corp.	513

		5,524

	Household Durables — 0.3%
18	D.R. Horton, Inc.	202
16	Lennar Corp., Class A	188
10	Mohawk Industries, Inc. (a)	560
32	Toll Brothers, Inc. (a)	649

		1,599

	Household Products — 3.3%
53	Colgate-Palmolive Co.	3,951
24	Kimberly-Clark Corp.	1,411
230	Procter & Gamble Co.	15,073

		20,435

	Independent Power Producers & Energy Traders — 0.3%
21	Constellation Energy Group, Inc.	1,780

	Industrial Conglomerates — 2.6%
23	3M Co.	1,584
464	General Electric Co.	13,115
41	Tyco International Ltd., (Bermuda)	1,823

		16,522

	Insurance — 3.5%
19	Allstate Corp. (The)	874
114	American International Group, Inc.	2,965
17	Assurant, Inc.	1,012
20	Axis Capital Holdings Ltd., (Bermuda)	634

JPMorgan Tax Aware Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Insurance — Continued
30	Chubb Corp. (The)	1,433
48	Genworth Financial, Inc., Class A	763
47	Hartford Financial Services Group, Inc.	2,978
54	Lincoln National Corp.	2,595
42	MetLife, Inc.	2,108
10	Protective Life Corp.	367
16	Prudential Financial, Inc.	1,104
15	RenaissanceRe Holdings Ltd., (Bermuda)	783
63	Travelers Cos., Inc. (The)	2,760
45	Unum Group	1,082
5	XL Capital Ltd., Class A, (Bermuda)	86

		21,544

	Internet & Catalog Retail — 0.4%
32	Amazon.com, Inc. (a)	2,427
15	Expedia, Inc. (a)	292

		2,719

	Internet Software & Services — 1.4%
33	eBay, Inc. (a)	838
15	Google, Inc., Class A (a)	6,921
43	Yahoo!, Inc. (a)	849

		8,608

	IT Services — 0.5%
8	Accenture Ltd., Class A, (Bermuda)	326
12	Affiliated Computer Services, Inc., Class A (a)	578
2	MasterCard, Inc., Class A	562
46	Paychex, Inc.	1,498

		2,964

	Machinery — 2.2%
60	Caterpillar, Inc.	4,184
33	Dover Corp.	1,628
30	Eaton Corp.	2,158
39	Illinois Tool Works, Inc.	1,830
73	Ingersoll-Rand Co. Ltd., Class A, (Bermuda)	2,614
42	PACCAR, Inc.	1,767

		14,181

	Media — 2.4%
15	CBS Corp., Class B	249
17	DISH Network Corp., Class A (a)	509
301	News Corp., Class A	4,247
183	Time Warner, Inc.	2,623
261	Walt Disney Co. (The)	7,913

		15,541

	Metals & Mining — 1.1%
62	Alcoa, Inc.	2,096
28	United States Steel Corp.	4,533

		6,629

	Multiline Retail — 0.5%
30	Family Dollar Stores, Inc.	690
1	J.C. Penney Co., Inc.	44
26	Macy’s, Inc.	483
41	Target Corp.	1,841

		3,058

	Multi-Utilities — 0.4%
101	CMS Energy Corp.	1,363
45	Xcel Energy, Inc.	904

		2,267

	Oil, Gas & Consumable Fuels — 10.7%
36	Anadarko Petroleum Corp.	2,085
33	Apache Corp.	3,673
116	Chevron Corp.	9,793
155	ConocoPhillips	12,638
43	Devon Energy Corp.	4,093
31	EOG Resources, Inc.	3,076
299	Exxon Mobil Corp.	24,069
9	Hess Corp.	913
30	Marathon Oil Corp.	1,499
16	Occidental Petroleum Corp.	1,238
7	Sunoco, Inc.	264
76	XTO Energy, Inc.	3,589

		66,930

	Paper & Forest Products — 0.3%
150	Domtar Corp., (Canada) (a)	854
14	Weyerhaeuser Co.	756

		1,610

	Pharmaceuticals — 6.7%
195	Abbott Laboratories	10,967
193	Bristol-Myers Squibb Co.	4,070
29	Forest Laboratories, Inc. (a)	1,016
69	Johnson & Johnson	4,702

JPMorgan Tax Aware Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Pharmaceuticals — Continued
228	Merck & Co., Inc.	7,511
408	Pfizer, Inc.	7,616
174	Schering-Plough Corp.	3,676
83	Wyeth	3,350

		42,908

	Real Estate Investment Trusts (REITs) — 1.3%
12	AMB Property Corp.	602
17	Apartment Investment & Management Co., Class A	564
35	Duke Realty Corp.	866
24	Hospitality Properties Trust	517
58	Host Hotels & Resorts, Inc.	757
17	Kimco Realty Corp.	600
21	Liberty Property Trust	772
48	ProLogis	2,349
15	Simon Property Group, Inc.	1,362

		8,389

	Road & Rail — 2.3%
9	Burlington Northern Santa Fe Corp.	927
75	CSX Corp.	5,070
120	Norfolk Southern Corp.	8,627

		14,624

	Semiconductors & Semiconductor Equipment — 2.0%
84	Altera Corp.	1,846
67	Broadcom Corp., Class A (a)	1,618
72	Intel Corp.	1,587
16	KLA-Tencor Corp.	583
129	Texas Instruments, Inc.	3,145
160	Xilinx, Inc.	3,969

		12,748

	Software — 3.1%
592	Microsoft Corp.	15,218
211	Oracle Corp. (a)	4,538

		19,756

	Specialty Retail — 1.7%
26	Abercrombie & Fitch Co., Class A	1,413
31	Advance Auto Parts, Inc.	1,261
13	AutoZone, Inc. (a)	1,746
3	Best Buy Co., Inc.	131
49	Gap, Inc. (The)	787
53	Home Depot, Inc.	1,253
25	Lowe’s Cos., Inc.	511
128	Staples, Inc.	2,883
18	TJX Cos., Inc.	614

		10,599

	Textiles, Apparel & Luxury Goods — 1.3%
76	Coach, Inc. (a)	1,940
78	Nike, Inc., Class B	4,554
4	Polo Ralph Lauren Corp.	243
19	V.F. Corp.	1,389

		8,126

	Thrifts & Mortgage Finance — 0.2%
32	Fannie Mae	368
94	Freddie Mac	766
63	Washington Mutual, Inc.	336

		1,470

	Tobacco — 1.4%
10	Altria Group, Inc.	199
164	Philip Morris International, Inc.	8,445

		8,644

	Wireless Telecommunication Services — 0.2%
9	Crown Castle International Corp. (a)	325
118	Sprint Nextel Corp.	957

		1,282

	Total Long-Term Investments (Cost $580,989)	623,188

SHARES

	Short-Term Investment — 0.2%
	Investment Company — 0.2%
1,380	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $1,380)	1,380

	Total Investments — 99.0% (Cost $582,369)	624,568
	Other Assets in Excess of Liabilities — 1.0%	5,991

	NET ASSETS — 100.0%	$630,559

JPMorgan Tax Aware Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,985
Aggregate gross unrealized depreciation	(52,786)

Net unrealized appreciation/depreciation	$42,199

Federal income tax cost of investments	$582,369

JPMorgan Tax Aware Diversified Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 99.7%
		Common Stocks — 99.7%
		Aerospace & Defense — 3.3%
2		Boeing Co.	147
1		Goodrich Corp.	59
2		Lockheed Martin Corp.	219
3		Northrop Grumman Corp.	189
8		Raytheon Co.	427
30		United Technologies Corp.	1,906

			2,947

		Auto Components — 1.1%
32		Johnson Controls, Inc.	953

		Beverages — 1.6%
17		Coca-Cola Co. (The)	850
9		PepsiCo, Inc.	599

			1,449

		Biotechnology — 2.0%
—	(h)	Amgen, Inc. (a)	29
9		Celgene Corp. (a)	664
21		Gilead Sciences, Inc. (a)	1,134

			1,827

		Capital Markets — 4.3%
12		Bank of New York Mellon Corp. (The)	437
9		Goldman Sachs Group, Inc. (The)	1,656
6		Lehman Brothers Holdings, Inc.	101
10		Merrill Lynch & Co., Inc.	261
11		Morgan Stanley	438
14		State Street Corp.	974

			3,867

		Chemicals — 2.6%
3		Air Products & Chemicals, Inc.	266
3		Monsanto Co.	381
4		PPG Industries, Inc.	231
9		Praxair, Inc.	797
8		Rohm & Haas Co.	630

			2,305

		Commercial Banks — 2.9%
7		BB&T Corp.	182
2		Comerica, Inc.	43
5		Fifth Third Bancorp	63
12		KeyCorp	124
5		Marshall & Ilsley Corp.	73
6		Regions Financial Corp.	54
4		SunTrust Banks, Inc.	177
3		TCF Financial Corp.	32
23		U.S. Bancorp	695
13		Wachovia Corp.	220
29		Wells Fargo & Co.	863
3		Zions Bancorp	79

			2,605

		Communications Equipment — 4.4%
84		Cisco Systems, Inc. (a)	1,838
40		Corning, Inc.	801
5		Juniper Networks, Inc. (a)	131
21		QUALCOMM, Inc.	1,179

			3,949

		Computers & Peripherals — 4.9%
4		Apple, Inc. (a)	636
30		Hewlett-Packard Co.	1,326
18		International Business Machines Corp.	2,240
7		Teradata Corp. (a)	168

			4,370

		Consumer Finance — 0.8%
6		American Express Co.	215
13		Capital One Financial Corp.	544

			759

		Diversified Consumer Services — 0.2%
2		ITT Educational Services, Inc. (a)	151

		Diversified Financial Services — 2.4%
31		Bank of America Corp.	1,010
2		CIT Group, Inc.	20
47		Citigroup, Inc.	885
6		NYSE Euronext	284

			2,199

		Diversified Telecommunication Services — 3.4%
71		AT&T, Inc.	2,194
2		Embarq Corp.	69
24		Verizon Communications, Inc.	820

			3,083

JPMorgan Tax Aware Diversified Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Electric Utilities — 2.2%
7	American Electric Power Co., Inc.	292
19	Edison International	914
3	Exelon Corp.	259
3	FirstEnergy Corp.	243
4	FPL Group, Inc.	246

		1,954

	Electronic Equipment & Instruments — 0.7%
20	Tyco Electronics Ltd., (Bermuda)	655

	Energy Equipment & Services — 3.0%
9	Baker Hughes, Inc.	733
8	Cameron International Corp. (a)	368
4	National Oilwell Varco, Inc. (a)	306
9	Schlumberger Ltd.	955
3	Transocean, Inc. (a)	354

		2,716

	Food & Staples Retailing — 2.6%
11	CVS/Caremark Corp.	402
33	Wal-Mart Stores, Inc.	1,934

		2,336

	Food Products — 1.8%
1	Archer-Daniels-Midland Co.	28
5	General Mills, Inc.	290
40	Kraft Foods, Inc., Class A	1,289

		1,607

	Health Care Equipment & Supplies — 1.9%
10	Baxter International, Inc.	669
13	Covidien Ltd.	658
7	Medtronic, Inc.	385

		1,712

	Health Care Providers & Services — 2.2%
19	Aetna, Inc.	767
2	AmerisourceBergen Corp.	63
5	Cardinal Health, Inc.	285
9	Cigna Corp.	318
6	McKesson Corp.	336
5	WellPoint, Inc. (a)	254

		2,023

	Hotels, Restaurants & Leisure — 1.8%
5	Carnival Corp.	187
4	International Game Technology	76
14	McDonald’s Corp.	831
4	Starwood Hotels & Resorts Worldwide, Inc.	127
2	Wyndham Worldwide Corp.	40
10	Yum! Brands, Inc.	340

		1,601

	Household Durables — 0.3%
4	Centex Corp.	57
3	D.R. Horton, Inc.	36
4	Lennar Corp., Class A	45
5	Toll Brothers, Inc. (a)	96

		234

	Household Products — 3.0%
41	Procter & Gamble Co.	2,685

	Independent Power Producers & Energy Traders — 0.1%
2	Constellation Energy Group, Inc.	125

	Industrial Conglomerates — 2.8%
69	General Electric Co.	1,946
13	Tyco International Ltd., (Bermuda)	587

		2,533

	Insurance — 3.4%
2	Allstate Corp. (The)	94
18	American International Group, Inc.	462
3	Assurant, Inc.	167
6	Genworth Financial, Inc., Class A	101
8	Hartford Financial Services Group, Inc.	532
3	Lincoln National Corp.	143
10	MetLife, Inc.	502
4	Protective Life Corp.	148
1	Prudential Financial, Inc.	97
14	Travelers Cos., Inc. (The)	638
5	Unum Group	118
2	XL Capital Ltd., Class A, (Bermuda)	38

		3,040

	Internet & Catalog Retail — 0.3%
3	Amazon.com, Inc. (a)	221
3	Expedia, Inc. (a)	51

		272

	Internet Software & Services — 1.4%
9	eBay, Inc. (a)	229
2	Google, Inc., Class A (a)	1,042
1	Yahoo!, Inc. (a)	24

		1,295

JPMorgan Tax Aware Diversified Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Machinery — 1.9%
5	Caterpillar, Inc.	348
4	Danaher Corp.	313
1	Deere & Co.	91
8	Eaton Corp.	554
7	Illinois Tool Works, Inc.	325
3	Ingersoll-Rand Co. Ltd., Class A, (Bermuda)	90

		1,721

	Media — 2.6%
5	DIRECTV Group, Inc. (The) (a)	140
52	News Corp., Class A	740
25	Time Warner, Inc.	356
36	Walt Disney Co. (The)	1,080

		2,316

	Metals & Mining — 1.4%
10	Alcoa, Inc.	331
6	United States Steel Corp.	914

		1,245

	Multiline Retail — 0.4%
8	Target Corp.	366

	Multi-Utilities — 1.6%
20	CMS Energy Corp.	274
1	Dominion Resources, Inc.	60
16	PG&E Corp.	620
24	Xcel Energy, Inc.	490

		1,444

	Oil, Gas & Consumable Fuels — 10.9%
11	Anadarko Petroleum Corp.	659
17	Chevron Corp.	1,404
23	ConocoPhillips	1,902
13	Devon Energy Corp.	1,205
3	EOG Resources, Inc.	301
50	Exxon Mobil Corp.	4,005
7	XTO Energy, Inc.	326

		9,802

	Paper & Forest Products — 0.1%
9	Domtar Corp., (Canada) (a)	53

	Pharmaceuticals — 6.7%
25	Abbott Laboratories	1,436
29	Bristol-Myers Squibb Co.	606
4	Forest Laboratories, Inc. (a)	135
10	Johnson & Johnson	658
34	Merck & Co., Inc.	1,109
65	Pfizer, Inc.	1,204
23	Schering-Plough Corp.	477
11	Wyeth	442

		6,067

	Real Estate Investment Trusts (REITs) — 1.2%
3	Apartment Investment & Management Co., Class A	99
5	Duke Realty Corp.	119
2	General Growth Properties, Inc.	46
3	Hospitality Properties Trust	64
11	Host Hotels & Resorts, Inc.	140
2	Kimco Realty Corp.	81
8	ProLogis	386
2	Simon Property Group, Inc.	167

		1,102

	Road & Rail — 2.4%
1	Burlington Northern Santa Fe Corp.	146
14	CSX Corp.	966
15	Norfolk Southern Corp.	1,093

		2,205

	Semiconductors & Semiconductor Equipment — 2.1%
18	Altera Corp.	402
4	Broadcom Corp., Class A (a)	85
26	Intel Corp.	579
2	Intersil Corp., Class A	46
3	National Semiconductor Corp.	52
1	NVIDIA Corp. (a)	15
6	Texas Instruments, Inc.	139
24	Xilinx, Inc.	589

		1,907

	Software — 3.1%
64	Microsoft Corp.	1,633
56	Oracle Corp. (a)	1,195

		2,828

	Specialty Retail — 0.4%
4	Abercrombie & Fitch Co., Class A	237
3	Bed Bath & Beyond, Inc. (a)	89
1	Home Depot, Inc.	22

		348

JPMorgan Tax Aware Diversified Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Textiles, Apparel & Luxury Goods — 1.3%
6	Coach, Inc. (a)	161
17	Nike, Inc., Class B	1,009

		1,170

	Thrifts & Mortgage Finance — 0.2%
7	Fannie Mae	81
8	Freddie Mac	66
11	Washington Mutual, Inc.	57

		204

	Tobacco — 1.9%
37	Altria Group, Inc.	759
19	Philip Morris International, Inc.	971

		1,730

	Wireless Telecommunication Services — 0.1%
11	Sprint Nextel Corp.	85

	Total Investments — 99.7% (Cost $54,879)	89,845
	Other Assets in Excess of Liabilities — 0.3%	269

	NET ASSETS — 100.0%	$90,114

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a) Non-income producing security.

(h) Amount rounds to less than one thousand (shares or dollars).

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,055
Aggregate gross unrealized depreciation	(2,089)

Net unrealized appreciation/depreciation	$34,966

Federal income tax cost of investments	$54,879

JPMorgan Tax Aware Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2008 (Unaudited) (Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 49.2%
	Asset Backed Security — 1.3%
1,300	Sigma Finance Corp., (Cayman Islands), VAR, 2.70%, 09/15/08 (e) (f) (i) (s) (Cost $1,300)	1,040

	Collateralized Mortgage Obligations — 3.1%
	Agency CMO — 2.4%
1,619	Federal National Mortgage Association REMICS, Series 2002 - 36, Class FS, VAR, 2.96%, 08/25/08	1,612
267	Government National Mortgage Association, Series 2000 - 38, Class F, VAR, 2.86%, 08/20/08	265

		1,877

	Non-Agency — 0.7%
816	Indymac Index Mortgage Loan Trust, Series 2004-AR7, Class A1, VAR, 2.90%, 08/25/08	581

	Total Collateralized Mortgage Obligations (Cost $2,701)	2,458

	Corporate Bond — 0.5%
	Diversified Financial Services — 0.5%
500	ZFS Finance USA Trust III, VAR, 3.93%, 09/15/08 (e) (i) (Cost $510)	438

	Municipal Bonds — 44.3%
	California — 3.9%
1,000	Riverside County Transportation Commission, Sales Tax Revenue, Series A-1, Rev., 5.00%, 12/01/09	1,034
1,000	State of California, Series B, GO, VAR, 5.00%, 03/01/10	1,042
1,000	State of California, Stem Cell Research and Cures, Series A, GO, VAR, 5.17%, 04/01/09	1,006

		3,082

	Florida — 5.4%
1,780	Florida Housing Finance Corp., Heritage Villas, Series F, Rev., 4.00%, 10/01/10	1,792
1,000	Highlands County Health Facilities Authority, Adventist Health Hospital, Series I, Rev., VAR, 5.00%, 11/16/09	1,019
1,500	Miami-Dade County School Board, Rev., FGIC, 5.00%, 08/01/08	1,500

		4,311

	Illinois — 1.3%
1,000	Illinois Educational Facilities Authority, University of Chicago, Series B, Rev., VAR, 4.05%, 07/01/09	1,021

	Indiana — 2.1%
900	Shelbyville Individual Elementary School Building Corp., Rev., FSA, 5.75%, 01/15/09	926
750	The Indianapolis Local Public Improvement Bond Bank, Series A-1, Rev., 2.25%, 10/01/08	751

		1,677

	Kansas — 2.3%
1,700	Sedgwick County Unified School District No. 259, Series 2000, GO, MBIA, 5.50%, 09/01/10	1,802

	Louisiana — 1.1%
900	Louisiana Public Facilities Authority, Oshsner Clinich Foundation Project, Series B, Rev., 5.00%, 05/15/09	912

	Michigan — 1.1%
895	Michigan South Central Power Agency, Power Supply System Revenue, Rev., AMBAC, 5.00%, 11/01/08	900

	Minnesota — 2.4%
1,815	South Washington County Independent School District No. 833, Series A, GO, MBIA, 5.60%, 02/01/10	1,906

	Mississippi — 1.0%
750	Mississippi Development Bank, Special Obligation, Marshall County Correctional, Series C, Rev., 5.00%, 08/01/10	779

	Missouri — 1.9%
1,500	Missouri Public Utilities Commission, Rev., 4.75%, 09/01/08	1,503

JPMorgan Tax Aware Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued) (Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Oklahoma — 1.3%
1,020	Norman Regional Hospital Authority, Rev., RADIAN, 4.50%, 09/01/08	1,021

	Pennsylvania — 7.4%
1,125	Exeter Township, GO, AMBAC, 5.00%, 07/15/10	1,180
1,125	Pennsylvania Higher Educational Facilities Authority, Lasalle University, Series A, Rev., 5.00%, 05/01/10	1,149
2,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, Rev., 5.00%, 08/01/10	2,104
1,500	Pennsylvania Turnpike Commission, Series A, Rev., BAN, AMBAC, 4.00%, 10/15/08	1,507

		5,940

	Puerto Rico — 1.8%
925	Children’s Trust Fund, Series 2000, Rev., 5.75%, 07/01/10	969
500	Puerto Rico Government Development Bank, Series B, Rev., 5.00%, 12/01/08	504

		1,473

	South Carolina — 0.5%
400	Tobacco Settlement Revenue Management Authority, Rev., 5.00%, 12/01/08	387

	Texas — 7.1%
1,200	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., XLCA, 5.00%, 11/01/08	1,205
1,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.00%, 08/01/10	1,015
210	San Leanna Educational Facilities Corp., Saint Edwards University Project, Rev., 4.25%, 06/01/10	213
2,675	State of Texas, GO, TRAN, 4.50%, 08/28/08	2,679
500	Texas Municipal Gas Acquisition & Supply Corp., Series D, Rev., 5.00%, 12/15/08	501

		5,613

	Virginia — 0.4%
345	Stafford County Economic Development Authority, Public Facilities Project, Rev., GTY, 5.00%, 04/01/10	359

	Washington — 3.3%
500	Energy Northwest, Columbia Generator Project, Series E, Rev.,, 4.15%, 07/01/09	500
1,050	Port of Olympia, Series B, GO, AMT, FSA, 5.00%, 12/01/10	1,087
1,000	Port of Seattle, Sub Lien, Series B, Rev., FGIC, 5.50%, 09/01/09	1,019

		2,606

	Total Municipal Bonds (Cost $35,119)	35,292

	Total Long-Term Investments (Cost $39,630)	39,228

	Short-Term Investments — 50.1%
	Municipal Bonds — 34.2%
	Alabama — 4.3%
1,000	Mobile Individual Development, Holnam Project, Series A, Rev., VRDO, LOC: Bayerische Landesbank, 2.18%, 08/04/08	1,000
2,500	University of Alabama, Birmingham, Series B, Rev., VRDO, 2.30%, 08/04/08	2,500

		3,500

	District of Columbia — 3.6%
2,945	Catholic University of America, Rev., VRDO, 3.96%, 08/04/08	2,944

	Florida — 2.4%
2,000	JEA, Water & Sewer, Series A-2, Rev., VRDO, 2.10%, 08/04/08	2,000

	Georgia — 3.2%
2,600	De Kalb Private Hospital Authority, Children’s Healthcare, Rev., VRDO, 2.17%, 08/04/08	2,600

	Kansas — 1.4%
1,100	Kansas State Department of Transportation, Highway, Series C4, Rev., VRDO, 2.00%, 08/11/08	1,100

JPMorgan Tax Aware Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued) (Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Short-Term investments — Continued
	Maryland — 1.3%
1,000	Maryland Health & Higher Education Facilities Authority, Series A, Rev., VRDO, 2.10%, 08/04/08	1,000

	Michigan — 2.7%
1,100	Michigan Hospital Finance Authority, Ascension Health, Series B-8, Rev., VRDO, 2.11%, 08/04/08	1,100
1,000	Michigan Municipal Building Authority, Rev., VRDO, 2.85%, 08/11/08	1,000

		2,100

	New Jersey — 2.1%
1,690	New Jersey EDA, School Facilities Construction, Series M- 4, Rev., ARS, AMBAC, 5.46%, 08/21/08 (p)	1,690

	New York — 2.4%
2,000	Metropolitan Transportation Authority, Series 1480, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.37%, 08/07/08	2,000
1	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VRDO, 2.24%, 08/07/08	1

		2,001

	North Carolina — 1.3%
1,000	County of Wake, Series A, GO, VRDO, 2.15%, 08/04/08	1,000

	Puerto Rico — 0.5%
400	Puerto Rico Highway & Transportation Authority, Series A, Rev. VRDO, LOC: Scotiabank, 2.10%, 08/06/08	400

	Texas — 5.1%
1,000	City of Houston, First Lien, Series B4, Rev., VRDO, LOC: Bank of America N.A., 2.05%, 08/04/08	1,000
1,000	San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project, Rev., VRDO, U.S. Bank N.A., 2.40%, 08/07/08	1,000
2,000	State of Texas, Veterans Housing Fund II, Series A-2, GO, VRDO, LIQ: Texas Comptroller Public Accounts, 2.28%, 08/06/08	2,000

		4,000

	Utah — 1.3%
1,000	Intermountain Power Agency, Power Supply, Series F, Rev., VRDO, AMBAC, 2.35%, 12/01/08	1,000

	Virginia — 1.3%
1,000	Virginia Public Building Authority, Series D, Rev., VRDO, 2.05%, 08/04/08	1,000

	Wyoming — 1.3%
1,000	Sweetwater County Pollution Control, Pacificorp Project, Rev., VRDO, LOC: Barclays Bank plc, 2.19%, 08/06/08	1,000

	Total Municipal Bonds (Cost $27,335)	27,335

SHARES

	Investment Company — 15.9%
12,673	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $12,673)	12,673

	Total Short-Term Investments (Cost $40,008)	40,008

	Total Investments — 99.3% (Cost $79,638)	79,236
	Other Assets in Excess of Liabilities — 0.7%	576

	NET ASSETS — 100.0%	$79,812

Percentages indicated are based on net assets.

JPMorgan Tax Aware Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued) (Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ARS	—	Auction Rate Security. The interest rate shown is the rate in effect as of July 31, 2008.
CMO	—	Collateralized Mortgage Obligation
EDA	—	Economic Development Authority
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
GTY	—	Guaranty
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Insurance Association
RADIAN	—	Radian Asset Assurance
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue Bond
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2008.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of July 31, 2008.
XLCA	—	XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$215
Aggregate gross unrealized depreciation	(617)

Net unrealized appreciation/depreciation	($402)

Federal income tax cost of investments	$79,638

JPMorgan Tax Aware Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 100.1%
		Common Stocks — 100.1%
		Aerospace & Defense — 5.8%
7		General Dynamics Corp.	584
6		Lockheed Martin Corp.	636
—	(h)	Precision Castparts Corp.	37

			1,257

		Air Freight & Logistics — 0.6%
3		C.H. Robinson Worldwide, Inc.	138

		Biotechnology — 3.8%
2		Celgene Corp. (a)	113
14		Gilead Sciences, Inc. (a)	732

			845

		Capital Markets — 1.9%
2		Goldman Sachs Group, Inc. (The)	416

		Chemicals — 10.0%
8		Monsanto Co.	1,003
4		Potash Corp. of Saskatchewan, Inc., (Canada)	860
3		Praxair, Inc.	321

			2,184

		Communications Equipment — 5.9%
6		Cisco Systems, Inc. (a)	129
8		QUALCOMM, Inc.	436
6		Research In Motion Ltd., (Canada) (a)	714

			1,279

		Computers & Peripherals — 8.4%
5		Apple, Inc. (a)	768
12		Hewlett-Packard Co.	548
4		International Business Machines Corp.	490

			1,806

		Construction & Engineering — 1.8%
4		Jacobs Engineering Group, Inc. (a)	332
1		Shaw Group, Inc. (The) (a)	64

			396

		Diversified Financial Services — 0.9%
—	(h)	CME Group, Inc.	43
1		Intercontinental Exchange, Inc. (a)	147

			190

		Diversified Telecommunication Services — 0.3%
	3	Vimpel-Communications, ADR, (Russia)	70

		Electrical Equipment — 2.6%
	2	First Solar, Inc. (a)	573

		Electronic Equipment & Instruments — 0.6%
	3	Amphenol Corp., Class A	127

		Energy Equipment & Services — 5.5%
	5	National Oilwell Varco, Inc. (a)	387
	4	Schlumberger Ltd.	377
	3	Transocean, Inc. (a)	347
	3	Weatherford International Ltd. (a)	95

			1,206

		Food & Staples Retailing — 1.4%
	8	CVS/Caremark Corp.	297

		Health Care Equipment & Supplies — 3.2%
	7	Baxter International, Inc.	504
	1	Intuitive Surgical, Inc. (a)	185

			689

		Health Care Providers & Services — 3.5%
	8	Express Scripts, Inc. (a)	584
	4	Medco Health Solutions, Inc. (a)	174

			758

		Hotels, Restaurants & Leisure — 2.8%
10		McDonald’s Corp.	597

		Internet & Catalog Retail — 1.2%
	4	Amazon.com, Inc. (a)	272

		Internet Software & Services — 3.6%
	2	Google, Inc., Class A (a)	787

		IT Services — 6.6%
	4	MasterCard, Inc., Class A	1,050
	5	Visa, Inc., Class A (a)	392

			1,442

		Life Sciences Tools & Services — 2.2%
	8	Thermo Fisher Scientific, Inc. (a)	478

		Machinery — 2.6%
	2	Bucyrus International, Inc.	160
	3	Cummins, Inc.	166
	4	Deere & Co.	246

			572

JPMorgan Tax Aware Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Media — 1.5%
12	DIRECTV Group, Inc. (The) (a)	328

	Metals & Mining — 2.8%
4	Cia Vale do Rio Doce, ADR, (Brazil)	132
3	United States Steel Corp.	484

		616

	Oil, Gas & Consumable Fuels — 5.4%
1	Apache Corp.	100
3	Hess Corp.	344
4	Occidental Petroleum Corp.	296
4	Petroleo Brasileiro S.A., ADR, (Brazil)	196
5	XTO Energy, Inc.	240

		1,176

	Pharmaceuticals — 2.4%
7	Abbott Laboratories	366
3	Teva Pharmaceutical Industries Ltd., ADR, (Israel)	147

		513

	Road & Rail — 2.9%
6	Burlington Northern Santa Fe Corp.	627

	Semiconductors & Semiconductor Equipment — 0.6%
3	MEMC Electronic Materials, Inc. (a)	136

	Software — 3.1%
5	Activision Blizzard, Inc. (a)	188
5	Microsoft Corp.	128
17	Oracle Corp. (a)	357

		673

	Specialty Retail — 2.7%
1	Abercrombie & Fitch Co., Class A	57
6	GameStop Corp., Class A (a)	260
8	TJX Cos., Inc.	278

		595

	Textiles, Apparel & Luxury Goods — 0.6%
2	Nike, Inc., Class B	123

	Tobacco — 2.9%
7	Altria Group, Inc.	148
10	Philip Morris International, Inc.	500

		648

	Total Investments — 100.1% (Cost $15,243)	21,814

	Liabilities in Excess of Other Assets — (0.1)%	(22)

	NET ASSETS — 100.0%	$21,792

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR -	American Depositary Receipt

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand (shares or dollars).

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,007
Aggregate gross unrealized depreciation	(436)

Net unrealized appreciation/depreciation	$6,571

Federal income tax cost of investments	$15,243

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 89.5%
	Municipal Bonds — 89.5%
	Alabama — 0.5%
8,135	Alabama Public School & College Authority, Capital Improvement, Rev., 5.00%, 12/01/16 (m)	8,800

	Arizona — 3.8%
2,500	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 3.24%, 08/07/08 (m)	2,329
1,485	Arizona Power Authority, Crossover, Special Obligation, Series A, Rev., 5.25%, 10/01/12 (m)	1,613
12,040	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.75%, 07/01/14 (m) (p)	13,586
5,475	Arizona State Transportation Board, Series A, Rev., GAN, 5.00%, 07/01/14 (m)	5,959
175	Arizona State University, Rev., AMBAC, 5.00%, 07/01/15 (m)	181
	City of Goodyear,
1,450	GO, FSA, 4.25%, 07/01/18	1,315
1,600	GO, FSA, 4.25%, 07/01/18	1,420
1,175	GO, FSA, 6.00%, 07/01/15	1,349
1,225	GO, FSA, 6.00%, 07/01/16	1,411
1,300	GO, FSA, 6.00%, 07/01/17	1,506
1,375	GO, FSA, 6.00%, 07/01/18	1,598
1,400	GO, FSA, 6.00%, 07/01/18	1,617
3,450	City of Phoenix, Series A, Class A, GO, 5.00%, 07/01/17	3,776
850	Maricopa County Elementary School District No. 28-Kyrene Elementary, School Improvement Project, Series 2005-C, GO, 5.00%, 07/01/18	886
6,760	Maricopa County Unified School District No. 4-Mesa, School Improvement Project 2005, Series C, GO, 4.25%, 07/01/14	7,065
8,130	Maricopa County Unified School District No. 69- Paradise Valley, GO, FGIC, 5.20%, 07/01/16	8,795
	Scottsdale Industrial Development Authority,
4,615	Series A, Rev., 5.00%, 09/01/12	4,785
2,250	Series A, Rev., 5.00%, 09/01/14	2,325
1,845	Scottsdale Municipal Property Corp., Series 2006, Rev., 5.00%, 07/01/17	2,019
3,500	Surprise Municipal Property Corp., Rev., 4.70%, 04/01/14	3,172

		66,707

	Arkansas — 1.4%
5,650	City of Fayetteville, Sales & Use Tax, Series A, Rev., FSA, 4.75%, 11/01/16	5,906
	City of Fort Smith, Water & Sewer,
2,880	Rev., FSA, 5.00%, 10/01/18 (w)	3,016
1,815	Rev., FSA, 5.00%, 10/01/18 (w)	1,888
5,000	Rev., FSA, 5.25%, 10/01/18 (w)	5,163
8,000	State of Arkansas, Federal Highway Grant, Anticipated Tax Revenue, GO, 5.00%, 08/01/12 (m)	8,554

		24,527

	California — 7.7%
4,055	Bay Area Toll Authority, San Francisco Bay Area, Series F, Rev., 5.00%, 04/01/10	4,233
2,805	Burbank California Public Financing Authority, Golden State Redevelopment Project, Tax Allocation, Series A, FGIC, 5.00%, 12/01/17	2,890
200	California Infrastructure & Economic Development Bank, Revolving Fund, Rev., 5.00%, 10/01/14	205
	California State Department of Water & Power Resources,
5,000	Series A, Rev., 5.75%, 05/01/12 (p)	5,569
850	Series A, Class A, Rev., MBIA, 5.25%, 05/01/12	916

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	California — Continued
2,070	Series H, Rev., FSA-CR, 5.00%, 05/01/18	2,172
2,000	California State Public Works Board, Department of Mental Health, Coalinga, Series A, Rev., 5.50%, 06/01/14	2,094
	California State Public Works Board, University of California Research Project,
1,000	Series E, Rev., 5.25%, 10/01/16	1,088
2,025	Series E, Rev., 5.25%, 10/01/16	2,183
8,025	California State, Water Systems, Unrefunded Balance, Series J-2, Rev., 7.00%, 12/01/11	9,090
3,445	Center Unified School District, Election of 1991, Series D, GO, MBIA, Zero Coupon, 08/01/17	1,223
100	City of Long Beach, Harbor, Series A, Rev., AMT, FGIC, 5.00%, 05/15/11	103
	City of Vallejo, Water Revenue,
1,690	Rev., MBIA, 5.00%, 05/01/16	1,732
1,370	Series 2006, Rev., MBIA, 5.00%, 05/01/16	1,366
750	El Camino Community College District, Election of 2002, Series B, GO, FGIC, 4.25%, 08/01/12	782
	Evergreen Elementary School District,
3,000	Series A, GO, FSA, 6.00%, 08/01/13	3,389
1,090	Series A, GO, FSA, 6.00%, 08/01/16	1,264
5,000	Golden State Tobacco Securitization Corp., Series 2003 A-1, Rev., 6.75%, 06/01/13 (p)	5,713
	Golden State Tobacco Securitization Corp., Asset Backed,
3,550	Series A-1, Rev., 4.50%, 06/01/17	3,138
2,000	Series A-2, Class A, Rev., 7.90%, 06/01/13 (p)	2,381
1,350	Series A-4, Class A, Rev., 7.80%, 06/01/13 (p)	1,602
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.50%, 08/01/20	2,720
	Grossmont-Cuyamaca Community College District, Capital Appreciation,
5,640	GO, Assured Guaranty Ltd., Zero Coupon, 08/01/14	4,454
5,845	GO, Assured Guaranty Ltd., Zero Coupon, 08/01/15	4,383
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.25%, 11/15/21	4,618
250	Los Altos School District, Series 2006, GO, AMBAC, 5.00%, 08/01/16	261
	Los Angeles Department of Airports, Ontario International,
2,790	Series A, Rev., MBIA, 4.50%, 05/15/10	2,823
3,080	Series A, Rev., MBIA, 4.50%, 05/15/12	3,091
	Los Angeles Unified School District,
1,000	Series A-1, GO, FSA, 5.00%, 07/01/17	1,067
2,750	Series B, GO, FGIC, 4.75%, 07/01/16	2,788
5,000	Menlo Park Community Development Agency, Las Pulgas Community Development Project, Tax Allocation, AMBAC, 5.50%, 06/01/10 (p)	5,397
1,220	San Diego Unified School District, Election of 1998, Series F-1, GO, FSA, 5.25%, 07/01/28	1,324
1,000	San Luis Obispo County Financing Authority, Nacimento Water Project, Series A, Rev., MBIA, 5.00%, 09/01/17	1,033

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	California — Continued
	Santa Monica Community College District, Election of 2007,
2,500	Series C, GO, FGIC, Zero Coupon, 08/01/11	2,262
1,500	Series C, Class C, GO, FGIC, Zero Coupon, 08/01/12	1,295
2,700	Saugus Union School District, GO, FGIC, 5.25%, 08/01/20	2,879
3,110	Simi Valley School Financing Authority, Rev., FSA, 5.00%, 08/01/17	3,299
	State of California,
7,500	GO, 5.00%, 02/01/17	7,541
18,945	GO, 5.13%, 02/01/14 (p)	20,819
3,775	Series 2004, GO, 5.00%, 02/01/14 (p)	4,125
6,045	University of California Regents Medical Center, Rev., MBIA, 4.75%, 05/15/15	6,068

		135,380

	Colorado — 1.2%
7,230	Arapahoe County School District No. 5 Cherry Creek, Improvement, GO, FSA, 5.00%, 12/15/13 (m)	7,872
5,000	Colorado Health Facilities Authority, Unrefunded Balance, Catholic Health, Series A, Rev., 5.50%, 03/01/12 (p)	5,435
1,000	Denver City & County, Airport Systems, Series B, Class B, Rev., FGIC, 5.00%, 11/15/14	996
5,000	Regional Transportation District, Fastracks Project, Series A, Class A, Rev., AMBAC, 5.00%, 11/01/16 (p)	5,506
1,000	Superior Metropolitan District No. 1, Rev., AMBAC, 5.00%, 12/01/15	996

		20,805

	Connecticut — 1.3%
	City of Greenwich,
325	GO, 4.00%, 06/01/18	317
500	GO, 4.00%, 06/01/18	480
300	GO, 4.75%, 06/01/18	324
200	GO, 5.00%, 06/01/18	216
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., MBIA, 5.00%, 07/01/17	1,004
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., MBIA, 5.25%, 08/01/19	268
1,290	Series A, Rev., MBIA, 5.25%, 08/01/20	1,391
	State of Connecticut,
3,000	GO, 5.00%, 03/15/14	3,258
10,235	Series B, GO, MBIA, 5.00%, 06/01/14	11,154
3,500	Series B, GO, AMBAC, 5.25%, 06/01/19	3,811

		22,223

	Delaware — 0.2%
1,675	Delaware Transportation Authority, Motor Fuel Tax, Unrefunded Balance, Series B, Rev., AMBAC, 5.00%, 07/01/12	1,787
1,000	State of Delaware, Series C, GO, 5.00%, 03/01/21	1,078

		2,865

	Florida — 5.2%
4,900	City of Gainesville, Utilities System, Series A, Rev., FSA, 5.00%, 10/01/15 (p)	5,375
7,060	Florida State Board of Education, Series B, Class B, Rev., FGIC, 5.25%, 07/01/11	7,379
200	Florida State Department of Environmental Protection, Series A, Rev., FGIC, 5.75%, 07/01/10	212
3,140	Florida State Department of Environmental Protection, Florida Forever, Series A, Rev., MBIA, 5.38%, 07/01/12	3,369
3,405	Florida State Department of General Services, Facilities Pool, Series A, Rev., AMBAC, 5.00%, 09/01/14	3,648

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Florida — Continued
5,000	Highlands County Health Facilities Authority, Hospital Adventist Sunbelt, Series A, Rev., 6.00%, 11/15/11 (p)	5,520
10,000	Lee County, Airport, Series B, Rev., FSA, 5.75%, 10/01/10 (p)	10,809
110	Lee County, Capital Improvement & Transition, Rev., AMBAC, 5.00%, 10/01/13	114
2,000	Lee County, Transitional Facilities, Series A, Rev., AMBAC, 5.25%, 10/01/10	2,104
10,755	Miami-Dade County, Capital Appreciation, Series B, Rev., AMBAC, Zero Coupon, 10/01/08 (p)	2,729
5,000	Miami-Dade County, Entitlement, Rev., FGIC, 5.00%, 08/01/10	5,213
2,560	Miami-Dade County, Health Facilities Authority, Miami Childrens Hospital, Series A, Class A, Rev., AMBAC, 5.63%, 08/15/11 (p)	2,791
2,500	Miami-Dade County, School Board, Series A, COP, FGIC, 5.00%, 05/01/17	2,583
	Miami-Dade County, Water & Sewer Systems,
5,000	Rev., XLCA, 5.00%, 10/01/17	5,063
6,000	Series B, Rev., FSA, 5.00%, 10/01/14	6,401
15,180	Series B, Rev., FSA, 5.00%, 10/01/15	16,149
4,570	Orange County Health Facilities Authority, Adventist Health System, Rev., AMBAC, 6.25%, 09/04/08	4,583
3,955	Palm Beach County, School Board, Series D, COP, FSA, 5.25%, 08/01/12	4,218
135	State of Florida, Department of Transportation, Right Of Way, Series A, GO, 5.00%, 07/01/14	146
2,500	Tampa Bay Water Fl Utility System Revenue, Regional Water Supply Authority, Rev., FGIC, 5.25%, 10/01/16	2,707

		91,113

	Georgia — 5.6%
2,650	Bryan County School District, Sales Tax, GO, 5.00%, 08/01/10 (w)	2,788
450	County of Athens-Clarke, Rev., 5.38%, 09/04/08	457
500	De Kalb County, School District, Series A, GO, 6.25%, 07/01/10 (p)	537
1,025	Fulton County School District, GO, 6.38%, 05/01/12	1,151
	Gwinnett County School District,
2,500	GO, 5.00%, 02/01/11	2,648
7,500	Series 2007, GO, 5.00%, 02/01/13	8,121
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.25%, 01/01/17	6,508
	State of Georgia,
5,030	Series A, GO, 5.00%, 09/01/12	5,433
3,425	Series A, GO, 5.00%, 09/01/15	3,734
11,245	Series A-1, GO, 5.00%, 07/01/12	12,107
10,585	Series B, GO, 5.00%, 04/01/09	10,822
1,000	Series B, GO, 5.75%, 08/01/17	1,154
14,960	Series C, GO, 5.00%, 07/01/17	16,431
1,120	Series C, GO, 5.50%, 07/01/12	1,228
2,000	Series C, GO, 6.00%, 07/01/10	2,140
1,700	Series D, GO, 5.25%, 10/01/11	1,832
	State of Georgia Road and Tollway Authority, Federal Highway,
7,375	Rev., MBIA, 5.00%, 06/01/16	7,933
2,000	Rev., MBIA, 5.00%, 06/01/16	2,133
10,000	Series A, Rev., FSA, 5.00%, 06/01/18	10,880

		98,037

	Hawaii — 1.2%
	City & County of Honolulu, Second Bond Resolution,
2,500	Series A, Rev., FSA, 5.00%, 07/01/18	2,599
3,740	Series A, Rev., FSA, 5.00%, 07/01/18	3,864

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Hawaii — Continued
4,915	Series A, Rev., FSA, 5.00%, 07/01/18	5,035
2,740	Series A, Rev., FSA, 5.00%, 07/01/18	2,822
5,515	State of Hawaii, GO, FSA, 5.75%, 02/01/14	6,170

		20,490

	Idaho — 0.6%
6,885	Idaho State Building Authority, Capitol Project, Rev., FGIC, 5.00%, 09/01/14	7,322
2,800	University of Idaho, Series A, Rev., VAR, FSA, 4.38%, 04/01/11	2,897

		10,219

	Illinois — 1.2%
3,200	Chicago Housing Authority, Rev., 5.38%, 07/01/12 (p)	3,479
2,500	Chicago Transit Authority, Federal Transit Administration, Series 5307, Rev., AMBAC, 5.00%, 12/01/16	2,618
	City of Chicago,
5,000	Rev., AMBAC, 5.50%, 01/01/11 (p)	5,382
140	Series A, GO, FSA, 5.00%, 01/01/13	150
5,000	City of Chicago, Emergency Telephone System, GO, FGIC, 5.25%, 01/01/14	5,369
3,000	City of Chicago, Sales Tax, Rev., FSA, 5.00%, 07/01/15	3,180
100	Metropolitan Pier & Exposition Authority, Prerefunded, Series 2002-A, Rev., FGIC, 5.50%, 06/15/18 (p)	110
1,160	State of Illinois, Sales Tax, Rev., 5.00%, 06/15/11	1,230
195	Will County School District No. 122, Series 2004-A, GO, FSA, 6.50%, 11/01/10 (p)	213

		21,731

	Indiana — 1.0%
2,125	Center Grove 2000 Building Corp., First Mortgage, Rev., FGIC, 5.25%, 07/10/15	2,188
1,000	Hamilton Heights School Corp., First Mortgage, Rev., FSA, 5.00%, 01/15/13	1,074
160	Indiana Bond Bank, Special Program, Series D, Rev., FSA, 5.00%, 02/01/16	168
100	Indiana State Office Building Commission, Museum Facilities, Rev., MBIA, 5.00%, 07/01/09	103
5,205	Indianapolis Local Public Improvement Bond Bank, Series 2005-E, Rev., AMBAC, 5.00%, 01/01/15	5,494
3,570	Purdue University, Student Facilities Systems, Rev., 5.25%, 07/01/20	3,858
	South Bend Community School Corp., First Mortgage,
1,000	Rev., FSA, 4.00%, 07/05/11	1,032
1,350	Rev., FSA, 5.00%, 07/05/14	1,460
855	Rev., FSA, 5.00%, 01/05/16	920
1,030	Rev., FSA, 5.00%, 07/05/17	1,110

		17,407

	Kansas — 2.1%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	15,518
1,745	Kansas Development Finance Authority, Kansas Transitional Revolving Fund, Rev., 5.00%, 10/01/15	1,872
9,015	Reno Sedgwick Finney Counties, Capital Accumulator, Series 1984, Rev., MBIA, Zero Coupon, 04/01/16 (p)	6,598
	Wyandotte County-Kansas City Unified Government,
8,930	Series 2004, Rev., AMBAC, 5.65%, 09/01/12	9,612
3,755	Series 2004, Rev., AMBAC, 5.65%, 09/01/14	4,102

		37,702

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Kentucky — 0.3%
4,030	Kentucky State Property & Buildings Commission, Project No. 79, Rev., MBIA, 5.13%, 10/01/13 (p)	4,406
165	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., 5.25%, 11/01/09 (p)	172

		4,578

	Maryland — 2.6%
1,430	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Rev., 6.75%, 07/01/10 (p)	1,563
2,665	Maryland National Capital Park & Planning Commission, Park Acquisition & Development, Series EE-2, GO, 5.00%, 01/15/14	2,900
1,000	Maryland State Economic Development Corp., University of Maryland College Park Project, Rev., 6.00%, 06/01/13 (p)	1,130
1,490	Maryland Water Quality Financing Administration Revolving Loan Fund, Rev., 5.00%, 03/01/14	1,618
2,500	Montgomery County, Construction and Public Improvement, Series A, GO, 5.00%, 05/01/09	2,563
1,150	State of Maryland, State & Local Facilities Loan, Capital Improvement, Series A, GO, 5.50%, 08/01/13	1,281
	State of Maryland, State & Local Facilities Loan, Second Series,
10,000	GO, 5.00%, 08/01/10	10,542
6,700	GO, 5.00%, 08/01/13	7,200
8,080	Series 2006, GO, 5.00%, 08/01/11	8,632
8,000	Series 2006, GO, 5.00%, 08/01/15	8,799

		46,228

	Massachusetts — 5.2%
	Boston Housing Authority,
1,790	Rev., FSA, 5.00%, 04/01/15	1,932
1,770	Rev., FSA, 5.00%, 04/01/17	1,904
	Commonwealth of Massachusetts,
14,900	Rev., FGIC, 5.00%, 01/01/14 (p)	15,873
9,000	Series A, GO, 5.25%, 08/01/19	9,881
	Commonwealth of Massachusetts, Consolidated Lien,
3,050	Series C, GO, FSA, 5.50%, 11/01/10	3,254
4,100	Series C, GO, FGIC, 5.50%, 11/01/13	4,531
10,000	Series C, GO, FGIC, 5.50%, 11/01/14	11,119
10,450	Series D, GO, MBIA, 5.25%, 11/01/11 (p)	11,151
10,000	Series D, GO, MBIA, 5.25%, 11/01/11 (p)	10,671
5,000	Series E, GO, AMBAC, 5.00%, 11/01/16 (p)	5,508
2,000	Commonwealth of Massachusetts, Federal Highway, Series A, Class A, Rev., GAN, MBIA-IBC, 5.75%, 12/15/10 (p)	2,144
	Massachusetts Development Finance Agency, College of the Holy Cross,
1,000	Rev., 5.00%, 09/01/18	1,080
1,000	Rev., 5.00%, 09/01/18	1,072
1,100	Rev., 5.00%, 09/01/18	1,169
10,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Rev., 5.00%, 07/01/14 (w)	10,946

		92,235

	Michigan — 2.3%
1,000	Brandon School District, School Building & Site, GO, FSA, 5.00%, 05/01/16	1,070
2,500	City of Detroit, Senior Lien, Series B, Class B, Rev., BHAC FGIC, 5.50%, 07/01/18	2,587

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Michigan — Continued
540	City of Detroit, Sewer Disposal, Senior Lien, Series C, Class C, Rev., FGIC, 5.25%, 07/01/16	575
250	City of Detroit, Water Supply System, Second Lien, Series A, Rev., MBIA, 5.25%, 07/01/16	254
5,900	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., MBIA, 5.00%, 07/01/13	6,221
8,000	Detroit City School District, School Building & Site Improvement, Series A, GO, FGIC, 5.00%, 05/01/13 (p)	8,653
3,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Class A, Rev., VAR, 5.00%, 01/15/12	3,104
7,000	Michigan South Central Power Agency, Power Supply System Revenue, Rev., AMBAC, 5.00%, 11/01/08	7,039
3,000	State of Michigan, GO, 5.50%, 12/01/13	3,318
185	State of Michigan, Clean Michigan Initiative Program, GO, 5.00%, 11/01/09 (p)	192
5,000	State of Michigan, Environmental Program, Series A, GO, 5.25%, 05/01/13 (p)	5,472
1,500	State of Michigan, Trunk Line Fund, Series B, Rev., FSA, 5.00%, 09/01/15	1,611

		40,096

	Minnesota — 1.4%
2,915	City of Minneapolis, Convention Center, Series B, GO, 5.00%, 04/01/12	3,132
8,650	Minnesota Public Facilities Authority, Series B, Rev., 5.00%, 03/01/13	9,349
	State of Minnesota,
5,000	GO, 5.00%, 08/01/16	5,492
6,760	Series C, GO, 5.00%,08/01/16 (w)	7,425

		25,398

	Mississippi — 0.6%
15,750	Mississippi Housing Finance Corporation, Capital Appreciation, Series 1984, Rev., Zero Coupon, 09/15/16 (p)	11,296

	Missouri — 3.5%
	Cass County Reorganized School District No. R-2,
1,000	GO, 5.00%,03/01/16	1,053
1,000	GO, 5.00%,03/01/16	1,035
14,000	Missouri State Board of Public Buildings, Series A, Rev., 5.00%, 10/15/13	14,979
2,500	Missouri State Highways & Transit Commission, Series A, Rev., 5.00%, 02/01/12	2,659
	Missouri State Highways & Transit Commission, First Lien,
3,000	Series A, Rev., 5.00%, 05/01/13	3,249
7,000	Series A, Rev., 5.00%, 05/01/16	7,575
18,635	Series B, Rev., 5.00%, 05/01/16	19,486
5,000	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.00%, 05/01/16	5,459
5,000	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.00%, 02/01/16	5,458

		60,953

	Nebraska — 0.6%
	Nebraska Public Power District,
250	Series B, Rev., FSA, 5.00%, 01/01/17	269
600	Series B, Rev., FSA, 5.00%, 07/01/17	641
2,500	Series C, Rev., FGIC, 5.00%, 01/01/16	2,615
	University of Nebraska Facilities Corp., Deferred Maintenance,
3,625	Rev., AMBAC, 5.00%, 07/15/16	3,830
3,715	Rev., AMBAC, 5.00%, 07/15/16	3,894

		11,249

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Nevada — 1.7%
	Clark County, Flood Control,
7,175	GO, 5.00%, 11/01/10 (w)	7,567
5,450	GO, 5.00%, 11/01/13 (w)	5,893
	Nevada System of Higher Education,
5,785	Series B, Rev., AMBAC, 5.00%, 01/01/16	5,901
6,075	Series B, Rev., AMBAC, 5.00%, 01/01/16	6,180
5,000	Truckee Meadows Water Authority, Rev., FSA, 5.00%, 07/01/16	5,389

		30,930

	New Jersey — 1.9%
140	Essex County Improvement Authority, County Correctional Facilities Project, Rev., FGIC, 5.75%, 10/01/10 (p)	150
	Garden State Preservation Trust,
1,000	Series A, Rev., FSA, 5.25%, 11/01/13 (p)	1,102
6,000	Series A, Class A, Rev., FSA, 5.80%,11/01/15	6,736
5,000	New Jersey Economic Development Authority, Cigarette Tax, Series 2004, Rev., AGC-ICC, 5.38%, 06/15/14	5,417
7,570	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.00%, 09/01/15	8,226
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series C, Rev., FSA-CR, 5.50%, 06/15/13 (p)	5,544
3,000	State of New Jersey, Series N, GO, AMBAC, 5.50%, 07/15/14	3,328
3,080	Tobacco Settlement Financing Corp., Series 1A, Rev., 4.50%, 06/01/17	2,747

		33,250

	New Mexico — 1.4%
5,000	Albuquerque Municipal School District No. 12, GO, 5.00%, 08/01/14 (m)	5,435
7,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., MBIA, 5.25%, 06/15/14	7,486
10,735	State of New Mexico, Series A-1, Rev., 4.00%, 07/01/13	11,009

		23,930

	New York — 7.8%
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., FSA, 5.75%, 05/01/18	3,345
1,550	Erie County Water Authority, Rev., 5.00%, 12/01/16	1,694
	Metropolitan Transportation Authority,
5,000	Series A, Rev., MBIA, 5.25%, 10/01/10 (p)	5,317
5,000	Series A, Rev., FGIC, 5.25%, 11/15/11 (p)	5,405
6,000	Series A, Rev., AMBAC, 5.50%, 11/15/14	6,544
1,040	Series A, Rev., FGIC, 6.13%, 04/01/10 (p)	1,108
7,135	Series B, Rev., MBIA, 5.00%, 11/15/16	7,681
	New York City Municipal Water Finance Authority,
18,500	Rev., 5.50%, 06/15/10 (p)	19,806
380	Series AA, Rev., 5.00%, 06/15/17	413
5,985	Series DD, Rev., 4.50%, 06/15/18	5,666
2,500	New York City Municipal Water Finance Authority, Second Generation Resolution, Series BB, Rev., 5.00%, 06/15/16	2,699
400	New York City Transitional Finance Authority, Fiscal Year 2007, Series S-1, Rev., FGIC, 5.00%, 07/15/16	429

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	New York — Continued
5,340	New York State Dormitory Authority, Columbia University, Series B, Rev., 5.00%, 07/01/15	5,856
6,500	New York State Dormitory Authority, Education, Series C, Rev., 5.00%, 12/15/16	6,826
	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
3,600	Series D, Rev., FSA, 5.00%, 02/15/14	3,872
2,220	Series D, Rev., FSA, 5.00%, 08/15/14	2,397
510	Series D, Rev., FSA, 5.00%, 02/15/17	545
	New York State Dormitory Authority, School Districts, Building Finance Program,
400	Series A, Rev., MBIA, 5.00%, 10/01/13	427
510	Series A, Rev., MBIA, 5.00%, 10/01/14	546
675	Series A, Rev., MBIA, 5.00%, 10/01/15	722
1,360	Series A, Rev., MBIA, 5.00%, 10/01/16	1,427
3,000	New York State Dormitory Authority, State University Educational Facilities, Rev., FGIC, 5.25%, 05/15/10 (p)	3,191
	New York State Environmental Facilities Corp.,
1,010	Rev., FSA, 5.75%, 06/15/12	1,112
2,430	Series A, Rev., 5.25%, 12/15/18	2,708
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Series C, Rev., 5.00%, 06/15/17	10,790
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.00%, 06/15/16	2,395
5,000	New York State Environmental Facilities Corp., Revolving Funds, Series B, Rev., 5.00%, 06/15/13	5,418
	New York State Thruway Authority,
5,000	Series A, Rev., 5.50%, 03/15/12 (p)	5,459
2,535	Series B, Rev., AMBAC, 5.00%, 10/01/15	2,682
15,000	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.25%, 07/01/18	15,515
200	Sachem Central School District of Holbrook, GO, FGIC, 5.00%, 10/15/16	217
5,000	Tobacco Settlement Financing Authority, Asset Backed, Series B, Class B, Rev., 5.00%, 06/01/11	5,252

		137,464

	North Carolina — 1.1%
	City of High Point,
1,000	Rev., FSA, 5.00%, 11/01/18	1,040
1,170	Rev., FSA, 5.00%, 11/01/18	1,212
2,750	Gaston County, School, GO, FSA, 4.25%, 04/01/16	2,716
1,020	Iredell County, School Project, COP, AMBAC, 5.00%, 06/01/16	1,088
2,950	Mecklenburg County, Public Improvement, Series B, GO, 5.00%, 02/01/15	3,230
2,500	North Carolina Eastern Municipal Power Agency, Series A, Class A, Rev., GTY, 5.25%, 01/01/18	2,645
225	North Carolina Municipal Power Agency No. 1, Catawba Electric, Rev., MBIA, 6.00%, 01/01/11	239
6,755	State of North Carolina, Rev., MBIA, 5.00%, 03/01/12	7,208

		19,378

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Ohio — 3.2%
5,000	American Municipal Power - Ohio, Inc., Prepayment, Series A, Rev., 5.00%, 02/01/10 (m)	5,063
18,170	Buckeye Tobacco Settlement Financing Authority, Asset- Backed, Series A-2, Rev., 5.13%, 06/01/17	16,149
1,715	City of Cleveland, Rev., FSA, 5.25%, 09/15/18	1,856
1,390	City of Cleveland, Parking Facilities, Series A, GO, AMBAC, 5.00%, 10/01/14	1,483
7,780	City of Columbus, Limited Tax, Series 2, GO, 5.00%, 07/01/14	8,429
2,000	City of Columbus, Various Purpose, Series D, GO, 5.00%, 12/15/11	2,145
180	Cleveland-Cuyahoga County Port Authority, Building Funding Program, Columbia National, Series D, Rev., 5.00%, 11/15/15	166
200	Franklin County Convention Facilities Authority, Tax & Lease Revenue Anticipated Bonds, Rev., AMBAC, 5.00%, 12/01/15	209
200	Greater Cleveland Regional Transit Authority, Capital Improvement, Series A, GO, MBIA, 5.63%, 12/01/11 (p)	218
225	Kettering City School District, School Improvement, GO, FSA, 5.00%, 12/01/14	231
2,110	Olentangy Local School District, Refunded Balance, GO, 5.00%, 12/01/09 (p)	2,216
3,000	State of Ohio, Common Schools, Series B, GO, 5.00%, 03/15/14	3,205
	State of Ohio, Higher Education,
9,000	Series II-A, Rev., 5.50%, 12/01/10	9,628
3,260	Series II-A, Rev., MBIA-IBC, 5.50%, 12/01/10	3,482
2,700	State of Ohio, Higher Education, Denison University 2007 Project, Series 2007, Rev., 5.00%, 11/01/17	2,845

		57,325

	Oregon — 0.6%
5,000	City of Portland, Sewer Systems, Series A, Rev., FGIC, 5.75%, 08/01/10 (p)	5,337
1,500	Clackamas County, School District No. 12, GO, FSA GTY, 5.00%, 06/15/18	1,634
1,500	Deschutes County Administrative School, District No. 1, GO, FSA, 5.00%, 06/15/11	1,593
1,250	Oregon State Department of Transportation, Senior Lien, Series C, Rev., 5.00%, 11/15/17	1,368

		9,932

	Pennsylvania — 4.9%
5,500	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.00%, 09/01/14 (m)	5,794
1,000	Allegheny Valley Joint School District, Series A, GO, MBIA, 5.00%, 11/01/14 (m)	1,047
5,000	Altoona City Authority, Rev., FSA, 5.25%, 11/01/18 (m)	5,484
2,165	Central Bucks School District, GO, FGIC, 5.00%, 05/15/15	2,343
	Commonwealth of Pennsylvania, First Series,
1,000	GO, 5.00%, 10/01/13	1,087
14,865	GO, 5.00%, 05/15/18	16,171
10,335	Series A, GO, 5.00%, 11/01/17	10,801
9,265	County of Allegheny, Series C-57, GO, FGIC, 5.00%, 11/01/14 (m)	9,729
7,135	County of Chester, GO, 5.00%, 07/15/17	7,514
5,545	East Stroudsburg Area School District, GO, FSA, 5.00%, 09/01/17	5,789

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Pennsylvania — Continued
900	Garnet Valley School District, GO, FSA, 5.00%, 04/01/17	956
1,315	Haverford Township School District, GO, FSA, 5.25%, 03/15/16	1,444
1,060	Marple Newtown School District, GO, FSA, 5.00%, 03/01/16	1,138
2,500	Northampton County General Purpose Authority, Lafayette College, Rev., 4.50%, 01/01/18 (w)	2,406
10,000	Pennsylvania Turnpike Commission, Series A, Rev., BAN, AMBAC, 4.00%, 10/15/08	10,045
3,000	Sayre Health Care Facilities Authority, Guthrie Health, Series 2007, Rev., VAR, 2.58%, 09/01/08	2,441
2,050	Seneca Valley School District, GO, FSA, 5.00%, 07/01/13	2,216

		86,405

	Puerto Rico — 0.3%
5,000	Puerto Rico Public Buildings Authority, Series 2002, Rev., CIFG-TCRS, 5.25%, 07/01/12 (p)	5,350

	South Carolina — 2.2%
200	Charleston County, Public Facilities Corp., COP, MBIA, 5.00%, 06/01/12	214
	City of Columbia, Waterworks & Sewer System,
1,000	Rev., 5.70%, 02/01/10	1,053
1,960	Rev., 6.00%, 02/01/10 (p)	2,071
	Piedmont Municipal Power Agency,
13,185	Series A3, Rev., Assured Guaranty Ltd., 5.00%, 01/01/17	13,802
7,000	Series A3, Rev., Assured Guaranty Ltd., 5.00%, 01/01/18	7,293
15,000	Tobacco Settlement Revenue Management Authority, Rev., 5.00%, 12/01/08	14,512

		38,945

	Tennessee — 1.3%
2,325	City of Memphis, General Improvement, GO, MBIA, 5.25%, 10/01/18	2,500
2,070	City of Memphis, Sewer System, Rev., FSA, 5.00%, 05/01/17	2,257
5,000	Memphis-Shelby County Sports Authority, Inc., Memphis Arena Project, Series B, Rev., AMBAC, 5.50%, 11/01/12 (p)	5,486
1,000	Metropolitan Government Nashville & Davidson County, Series A, GO, MBIA, 5.00%, 01/01/16	1,083
8,190	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Building, Vanderbilt University, Series A, Rev., 5.00%, 10/01/18	8,902
3,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.00%, 09/01/13	3,004

		23,232

	Texas — 6.9%
12,700	Bell County, GO, 5.00%, 02/15/12	13,326
200	City of Corpus Christi, Utility Systems, Series A, Rev., AMBAC, 5.00%, 07/15/15	206
200	City of Dallas, Waterworks & Sewer System Improvements, Rev., FSA, 5.38%, 10/01/12	218
4,485	City of Garland, Series A, GO, 5.00%, 02/15/18	4,633
5,000	City of Houston Junior Lien, Series B, Rev., AMBAC, 5.75%, 12/01/12 (p)	5,527
200	City of Laredo, International Tool Bridge, Series B, Rev., FSA, 5.00%, 10/01/13	216
4,000	City of San Antonio, Electric & Gas, Series B, Rev., 5.00%, 02/01/13	4,305
185	Collin County, Tax Refund, GO, 5.00%, 02/15/15	191

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Texas — Continued
6,020	Colorado River Municipal Water District, Water System, Rev., AMBAC, 5.38%, 01/01/13	6,427
1,075	County of Bexar, GO, 5.25%, 06/15/17	1,134
	Dallas Area Rapid Transit, Senior Lien,
8,935	Rev., AMBAC, 5.00%, 12/01/11 (p)	9,557
4,620	Rev., 5.00%, 12/01/18	4,872
3,000	Rev., 5.25%, 12/01/18	3,054
	Deer Park Independent School District, Limited Tax,
1,000	GO, FSA, 3.50%, 02/15/14 (w)	1,006
1,000	GO, FSA, 4.00%, 02/15/15 (w)	1,024
1,020	GO, FSA, 5.25%, 02/15/17 (w)	1,071
1,000	GO, FSA, 5.25%, 02/15/17 (w)	1,038
1,000	GO, FSA, 5.25%, 02/15/17 (w)	1,034
665	La Joya Independent School District, GO, PSF-GTD, 5.00%, 02/15/16	711
	Longview Independent School District, Capital Appreciation,
1,575	GO, PSF-GTD, Zero Coupon, 02/15/14 (w)	1,266
2,210	GO, PSF-GTD, Zero Coupon, 02/15/15 (w)	1,690
3,870	GO, PSF-GTD, Zero Coupon, 02/15/16 (w)	2,807
1,000	Lower Colorado River Authority, Transmission Services, Series A, Rev., MBIA, 5.00%, 05/15/16	1,010
	North East Independent School District, Capital Appreciation School Building,
2,500	Series A, Class A, GO, PSF- GTD, Zero Coupon, 08/01/12	2,176
1,430	Series A, Class A, GO, PSF- GTD, Zero Coupon, 08/01/13	1,189
2,730	Series A, Class A, GO, PSF- GTD, Zero Coupon, 08/01/15	2,054
	North Texas Municipal Water District,
2,030	Rev., 5.00%, 06/01/15	2,196
2,130	Rev., 5.00%, 06/01/16	2,296
2,230	Rev., 5.00%, 06/01/17	2,402
2,340	Rev., 5.00%, 06/01/18	2,511
2,695	Rev., 5.00%, 06/01/18	2,817
2,955	Rev., 5.00%, 06/01/18	3,050
3,405	Rev., 5.00%, 06/01/18	3,474
110	Plano Independent School District, GO, PSF-GTD, 4.75%, 02/15/10	114
1,250	Port Arthur Independent School District, GO, GTY, 4.75%, 02/15/18	1,169
	San Jacinto Community College District,
1,330	GO, AMBAC, 5.00%, 02/15/17	1,403
390	GO, AMBAC, 5.00%, 02/15/17	409
5,000	State of Texas, Public Finance Authority, Series A, GO, 5.00%, 10/01/09 (w)	5,184
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.00%, 08/01/18	2,650
4,340	Series A, GO, 5.00%, 08/01/18	4,561
1,350	Tarrant County Cultural Education Facilities Finance Corp., Texas Health
	Resources, Series A, Rev., 5.00%, 02/15/15	1,411
1,550	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., AMBAC, 5.00%, 08/01/14	1,619
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.00%, 04/01/16	5,328
	Texas State University Systems,
1,000	Series A, Rev., AMBAC, 5.50%, 03/15/16	1,085
250	Series A, Rev., AMBAC, 5.50%, 03/15/16	269

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Texas — Continued
2,500	University of Texas, Systems Financing, Series B, Rev., 5.25%, 08/15/17	2,763
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.00%, 03/01/18	2,363
1,215	Series C, Rev., 5.00%, 03/01/18	1,253

		122,069

	Utah — 0.4%
2,500	Ogden City, Rev., FSA, 4.50%, 06/15/18	2,293
1,680	Utah Municipal Power Agency, Electrical Systems, Series A, Rev., AMBAC, 5.00%, 07/01/16	1,805
2,110	Utah Water Finance Agency, Series A, Rev., AMBAC, 5.00%, 07/01/14	2,227

		6,325

	Vermont — 0.4%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.00%, 10/01/17	4,380
2,355	Rev., AMBAC, 5.00%, 10/01/17	2,432

		6,812

	Virginia — 3.6%
5,000	City of Newport News, Series B, GO, 5.25%, 02/01/16	5,540
1,360	City of Richmond, Public Improvement, GO, FGIC, 5.50%, 07/15/09	1,408
5,180	County of Arlington, Public Improvement, GO, 5.00%, 01/15/16 (m)	5,685
16,685	County of Fairfax, Public Improvement, Series B, GO, 5.00%, 10/01/12	18,047
	Fairfax County Economic Development Authority, Route 28 Project, Special Tax,
1,500	5.00%, 04/01/15	1,633
1,005	5.00%, 04/01/16	1,094
1,935	5.00%, 04/01/17	2,104
1,655	5.00%, 04/01/18	1,794
6,695	Fairfax County, Public Improvement, Series A, GO, 5.00%, 04/01/18	7,122
7,000	Tobacco Settlement Financing Corp., Asset Backed, Series 2005, Rev., 5.63%, 06/01/15 (p)	7,771
2,900	Virginia Commonwealth Transportation Board, Series A, Rev., 5.00%, 05/15/14	3,167
5,330	Virginia Public Building Authority, Series A, Rev., 5.00%, 08/01/14	5,815
2,565	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.25%, 08/01/17	2,846

		64,026

	Washington — 1.5%
2,000	City of Tacoma, Series B, GO, MBIA, Zero Coupon, 12/01/16	1,392
200	Energy Northwest, Project 1, Series A, Rev., MBIA, 5.25%, 07/01/13	217
5,000	King County School District No. 414 Lake Washington, GO, FSA, 5.00%, 12/01/17	5,282
18,000	State of Washington, Various Purpose, Series A, GO, 5.63%, 07/01/10 (p)	19,126
1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., FSA, 5.25%, 08/15/18	1,256

		27,273

	West Virginia — 0.5%
8,380	State of West Virginia, State Roads, GO, MBIA, 5.75%, 06/01/10 (p)	8,984

	Wisconsin — 0.3%
700	Milwaukee County, Series A, GO, MBIA, 5.00%, 10/01/11	744
3,800	Wisconsin Health & Education, 4.42%, 10/01/27 (i)	3,807

		4,551

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Wyoming — 0.0% (g)
150	Wyoming State Loan & Investment Board, Capital Facilities, Rev., 5.00%, 10/01/14	155

	Total Long-Term Investments (Cost $1,578,561)	1,576,375

SHARES

	Short-Term Investment — 12.9%
	Investment Company — 12.9%
228,305	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $228,305)	228,305

	Total Investments — 102.4% (Cost $1,806,866)	1,804,680

	Liabilities in Excess of Other Assets — (2.4)%	(43,131)

	NET ASSETS — 100.0%	$1,761,549

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	-	American Guarantee Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax
BHAC	-	Berkshire Hathaway and Assurance Corp.
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
CPIU	-	Consumer Price Index for Urban Consumers
CR	-	Custodial Receipts
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance
GAN	-	Grant Anticipation Notes
GO	-	General Obligation
GTD	-	Guaranteed
GTY	-	Guaranty
IBC	-	Insured Bond Certificates
ICC	-	Insured Custody Certificates
LIBOR	-	London Interbank Offered Rate
MBIA	-	Municipal Bond Insurance Association
PSF	-	Permanent School Fund
Rev.	-	Revenue Bond
TCRS	-	Transferable Custodial Receipts
VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2008.
XLCA	-	XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,069
Aggregate gross unrealized depreciation	(13,255)

Net unrealized appreciation/depreciation	$(2,186)

Federal income tax cost of investments	$1,806,866

Interest Rate Swaps
(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.77% at expiration	90 day CPIU at expiration	09/02/10	$ 2,000	$ 49
Barclays Bank plc	2.99% at expiration	90 day CPIU at expiration	01/15/11	25,000	(26)
Barclays Bank plc	2.82% at expiration	90 day CPIU at expiration	02/13/11	500	6
Barclays Bank plc	2.96% at expiration	90 day CPIU at expiration	04/15/11	20,000	(132)
Barclays Bank plc	2.97% at expiration	90 day CPIU at expiration	06/14/11	2,000	7
Barclays Bank plc	2.94% at expiration	90 day CPIU at expiration	06/15/11	3,000	14
Barclays Bank plc	2.49% at expiration	90 day CPIU at expiration	10/12/11	50,000	1,104
Barclays Bank plc	2.76% at expiration	90 day CPIU at expiration	09/16/12	1,500	34
Barclays Bank plc	3.00% at expiration	90 day CPIU at expiration	01/15/13	20,000	(169)
Barclays Bank plc	2.86% at expiration	90 day CPIU at expiration	02/13/13	500	5
Barclays Bank plc	2.54% at expiration	90 day CPIU at expiration	03/19/13	50,000	878
Barclays Bank plc	2.95% at expiration	90 day CPIU at expiration	06/14/13	2,000	5
Barclays Bank plc	2.92% at expiration	90 day CPIU at expiration	06/15/13	3,000	13
Barclays Bank plc	2.57% at expiration	90 day CPIU at expiration	07/15/13	25,000	541
Barclays Bank plc	2.57% at expiration	90 day CPIU at expiration	01/15/14	50,000	974
Barclays Bank plc	2.99% at expiration	90 day CPIU at expiration	01/15/14	25,000	(139)
Barclays Bank plc	2.92% at expiration	90 day CPIU at expiration	01/15/15	25,000	(87)
Barclays Bank plc	3.01% at expiration	90 day CPIU at expiration	01/15/15	20,000	(212)
Barclays Bank plc	2.61% at expiration	90 day CPIU at expiration	03/19/15	50,000	928
Barclays Bank plc	2.68% at expiration	90 day CPIU at expiration	10/12/15	50,000	1,058
Barclays Bank plc	3.00% at expiration	90 day CPIU at expiration	01/15/16	25,000	(187)
Barclays Bank plc	2.94% at expiration	90 day CPIU at expiration	06/14/16	5,000	8
Barclays Bank plc	2.93% at expiration	90 day CPIU at expiration	06/15/16	3,000	8
Barclays Bank plc	2.68% at expiration	90 day CPIU at expiration	07/15/16	25,000	487
Barclays Bank plc	2.72% at expiration	90 day CPIU at expiration	01/15/17	50,000	752
Barclays Bank plc	2.81% at expiration	90 day CPIU at expiration	10/12/19	50,000	661
BNP Paribas	3 month LIBOR quarterly	3.99% semi-annually	05/15/13	207,200	(2,022)
BNP Paribas	3 month LIBOR quarterly	4.51% semi-annually	11/15/13	155,600	1,146
BNP Paribas	3 month LIBOR quarterly	4.11% semi-annually	02/15/14	205,668	(2,122)
BNP Paribas	2.71% at expiration	90 day CPIU at expiration	05/09/14	50,000	1,234
BNP Paribas	2.75% at expiration	90 day CPIU at expiration	05/01/28	25,000	617
Goldman Sachs Capital Management	2.75% at expiration	90 day CPIU at expiration	08/01/13	100,000	(176)
Goldman Sachs Capital Management	3.08% at expiration	90 day CPIU at expiration	07/23/15	100,000	(1,569)
Goldman Sachs Capital Management	3.02% at expiration	90 day CPIU at expiration	07/23/18	100,000	(1,320)
Goldman Sachs Capital Management	2.90% at expiration	90 day CPIU at expiration	07/23/28	50,000	(655)
Goldman Sachs Capital Management	2.80% at expiration	90 day CPIU at expiration	08/04/28	50,000	-
Royal Bank of Scotland	2.74% at expiration	90 day CPIU at expiration	07/31/13	150,000	(177)
Wachovia Bank, N.A.	2.89% at expiration	90 day CPIU at expiration	08/25/11	25,000	51
Wachovia Bank, N.A.	2.90% at expiration	90 day CPIU at expiration	08/25/13	25,000	29
					$ 1,616

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas (a)	United States Treasury Note, 3.63%, 05/15/13	$ 101.67	11/14/08	$ 200,000	$ 743
BNP Paribas (a)	United States Treasury Note, 4.00%, 02/15/14	103.02	11/14/08	197,000	290
BNP Paribas (a)	United States Treasury Note, 4.25%, 11/15/13	103.22	12/30/08	150,000	(850)
					$ 183
(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price at expiration.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 94.1%
	Municipal Bonds — 94.1%
	Alaska — 1.7%
100	Matanuska-Susitna Boro School Board, Series A, GO, MBIA, 5.25%, 04/01/15	107

	Arizona — 3.0%
90	Arizona State Transportation Board, Series B, Rev., 5.00%, 07/01/13 (m)	98
85	Maricopa County Elementary, School District No. 38, Madison Elementary School Improvement Project of 2004, Series B, GO, MBIA, 5.00%, 07/01/16	91

		189

	Arkansas — 2.9%
175	City of Fort Smith, Water & Sewer, Rev., FSA, 5.00%, 10/01/18 (w)	182

	California — 8.2%
100	California State Public Works Board, Various University of California Projects, Series D, Rev., 5.00%, 05/01/11 (m)	106
80	Golden State Tobacco Securitization Corp., Series 2003 A-1, Rev., 6.75%, 06/01/13 (p)	91
75	Golden West Schools Financing Authority, Series A, Rev., MBIA, 5.80%, 02/01/20	84
175	San Ramon Valley Unified School District 2002 Election, GO, FSA, 5.25%, 08/01/14	192
50	University of California, Series C, Rev., MBIA, 4.75%, 05/15/13	53

		526

	Colorado — 1.7%
100	City of Grand Junction, Rev., 5.00%, 03/01/13	107

	District of Columbia — 1.6%
100	District of Columbia, Georgetown University, Series A, Rev., AMBAC, 5.00%, 04/01/16	105

	Florida — 8.0%
100	Florida State Department of Environmental Protection, Series A, Rev., FGIC, 5.75%, 07/01/10	106
100	Florida State Department of Environmental Protection, Florida Forever, Series A, Rev., AMBAC, 5.00%, 07/01/10	105
	Florida State Turnpike Authority, Department of Transportation,
50	Series B, Rev., AMBAC, 5.00%, 07/01/11	53
125	Series C, Rev., 5.00%, 07/01/13	135
80	Polk County, Public Facilities Authority, Rev., MBIA, 5.00%, 12/01/15	83
25	Seminole County, Water & Sewer, Rev., 5.00%, 10/01/15	26

		508

	Georgia — 1.8%
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.25%, 09/01/21	64
50	State of Georgia, Series D, GO, 4.00%, 08/01/11	52

		116

	Illinois — 4.6%
60	City of Chicago, Series A, GO, FSA, 5.50%, 01/01/19 (m)	67
60	Cook-Kane Lake & Mchenry Counties Community College District No. 512, William Rainey Harper College, GO, 5.00%, 12/01/11 (m)	64
150	Metropolitan Pier & Exposition Authority, Series 2002-A, Rev., FGIC, 5.50%, 06/15/18 (p)	166

		297

	Indiana — 1.7%
100	Purdue University, Student Fees, Series U, Rev., 5.25%, 07/01/21	109

	Iowa — 1.1%
65	City of Des Moines, Sewer System, Series H, Rev., FSA, 5.00%, 06/01/14	70

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Maryland — 0.9%
50	Prince Georges County, Public Improvement, Series A, GO, 5.00%, 10/01/13	54

	Massachusetts — 3.4%
	Commonwealth of Massachusetts,
100	Rev., FGIC, 5.00%, 01/01/14 (p)	106
100	Series C, GO, FSA, 5.50%, 12/01/22	112

		218

	Michigan — 2.7%
85	Ovid Elsie Area Schools, School Building & Site, GO, MBIA, Q- SBLF, 5.00%, 11/01/12 (p)	92
75	Western Michigan University, Rev., FGIC, 5.00%, 05/15/15	79

		171

	Mississippi — 1.4%
85	State of Mississippi, Capital Improvements, GO, 5.00%, 11/01/10	90

	Missouri — 5.9%
75	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funding Program, Series B, Rev., 5.50%, 07/01/14	84
100	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.00%, 05/01/16	104
175	North Kansas City School District No. 74, Direct Deposit Program, GO, 5.00%, 03/01/18	187

		375

	Nevada — 2.9%
175	Clark County, Flood Control, GO, 5.00%, 11/01/10 (w)	185

	New Jersey — 2.4%
	New Jersey Transportation Trust Fund Authority,
80	Series A, Rev., 5.25%, 12/15/20	86
60	Series A, Rev., 5.50%, 12/15/21	66

		152

	New York — 7.6%
50	Ardsley Union Free School District, Series B, GO, FSA, 4.00%, 06/15/15 (m)	51
75	City of White Plains, Public Improvement, Series A, GO, 4.40%, 05/15/15	78
175	New York City Municipal Water Finance Authority, Series AA, Rev., 5.00%, 06/15/17	190
50	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Projects, Series E, Rev., 5.00%, 06/15/12	54
100	New York State Urban Development Corp., Service Contract, Series A, Rev., 5.00%, 01/01/16	109

		482

	North Carolina — 3.6%
65	Cabarrus County, COP, 5.25%, 02/01/13 (m)	70
150	State of North Carolina, Rev., MBIA, 5.00%, 03/01/12	160

		230

	Ohio — 4.9%
80	Buckeye Tobacco Settlement Financing Authority, Asset- Backed, Series A-2, Rev., 5.13%, 06/01/17 (m)	71
100	Cincinnati City School District, Classroom Construction & Improvement, GO, FGIC, 5.25%, 12/01/19 (m)	108
75	Hamilton County, Sewer System, Series A, Rev., MBIA, 5.00%, 06/01/15	79
50	Summit County, Various Purpose, Series R, GO, FGIC, 5.50%, 12/01/19	55

		313

	Pennsylvania — 2.5%
50	Allegheny County, Series C-57, GO, FGIC, 5.25%, 11/01/12 (m)	53
100	City of Philadelphia, Water & Wastewater, Series A, Rev., FGIC, 5.50%, 11/01/11	107

		160

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Texas — 14.4%
75	City of El Paso, Series A, GO, MBIA, 4.75%, 08/15/17	75
50	City of Garland, Electric System, Rev., MBIA, 5.63%, 03/01/15	55
50	City of Houston, Utilities System, First Lien, Series A, Rev., FSA, 5.00%, 11/15/15	54
25	City of San Antonio, Water Authority, Rev., FGIC, 5.50%, 05/15/15	27
50	Harris County, Senior Lien, Toll Road, Rev., FSA, 5.38%, 08/15/11	54
60	Houston Independent School District, GO, PSF-GTD, 5.00%, 02/15/10	62
75	Liberty Independent School District, GO, PSF-GTD, 5.50%, 02/15/12 (p)	81
70	Mesquite Waterworks & Sewer System, Rev., FSA, 5.00%, 03/01/17	74
85	Texas A & M University, Financing System, Series B, Rev., 5.38%, 05/15/11	91
150	Texas State Public Finance Authority, Criminal Projects, Rev., AMBAC, 4.00%, 02/01/14	154
75	University of Texas, Series A- 2013, Rev., 6.25%, 01/01/13 (p)	85
100	University of Texas, Financing System, Series C, Rev., 5.00%, 08/15/12	108

		920

	Utah — 1.3%
75	Utah State Building Ownership Authority, State Facilities Master Lease Program, Rev., FSA, 5.50%, 05/15/14 (p)	83

	Vermont — 0.6%
35	Vermont Public Power Supply Authority, McNeil Project, Series E, Rev., MBIA, 5.25%, 07/01/14	38

	Washington — 0.8%
25	Port of Seattle, Intermediate Lien, Series A, Rev., MBIA, 5.00%, 03/01/15	26
25	Snohomish County School District No. 2 Everett, GO, FGIC, 5.00%, 12/01/16	27

		53

	West Virginia — 1.7%
100	West Virginia Water Development Authority, Series A, Rev., FSA, 5.50%, 10/01/10 (p)	107

	Wisconsin — 0.8%
50	Northland Pines School District, GO, FSA, 5.00%, 04/01/12	53

	Total Long-Term Investments (Cost $5,969)	6,000

SHARES

	Short-Term Investment — 15.6%
	Investment Company — 15.6%
999	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $999)	999

	Total Investments — 109.7% (Cost $6,968)	6,999
	Liabilities in Excess of Other Assets — (9.7)%	(621)

	NET ASSETS — 100.0%	$6,378

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC	—	American Municipal Bond Assurance Corp.
COP	—	Certificate of Participation
CPIU	—	Consumer Price Index for Urban Consumers
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
GTD	—	Guaranteed
LIBOR	—	London Interbank Offered Rate
MBIA	—	Municipal Bond Insurance Association
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
Rev.	—	Revenue Bond
XLCA	—	XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65
Aggregate gross unrealized depreciation	(34)

Net unrealized appreciation/depreciation	$31

Federal income tax cost of investments	$6,968

Interest Rate Swaps

	RATE TYPE (r)

SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Barclays Bank plc	2.67% at expiration	90 day CPIU at expiration	06/04/12	$750	$15
Barclays Bank plc	2.57% at expiration	90 day CPIU at expiration	01/15/14	1,000	19
Barclays Bank plc	2.61% at expiration	90 day CPIU at expiration	03/19/15	1,500	28
Barclays Bank plc	2.68% at expiration	90 day CPIU at expiration	10/12/15	500	11
Royal Bank of Scotland	2.74% at expiration	90 day CPIU at expiration	07/31/13	1,000	(1)
BNP Paribas	3 month LIBOR quarterly	4.11% semi-annually	02/15/14	3,132	(32)

					$40

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

BNP Paribas*	U.S. Treasury Note, 4.00%, 02/15/14	$103.02	11/14/08	$3,000	$4

* Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at expiration.

JPMorgan Tax Aware Short-Intermediate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 100.0%
	Collateralized Mortgage Obligation — 0.4%
	Non-Agency CMO — 0.4%
1,131	Structured Adjustable Rate Mortgage Loan Trust, Series 2004- 6, Class 5A1, VAR, 4.97%, 06/25/34 (Cost $1,143)	1,122

	Corporate Bond — 0.6%
	Commercial Banks — 0.6%
1,400	Deutsche Bank Capital Funding Trust I, VAR, 7.87%, 06/30/09 (e) (x) (Cost $1,600)	1,404

	Foreign Government Security — 0.5%
1,350	National Agricultural Cooperative Federation, (South Korea), VAR, 5.75%, 06/18/09 (Cost $1,400)	1,355

	Municipal Bonds — 98.5%
	Alabama — 2.6%
5,000	Alabama State Dock Authority, Series B, Rev., MBIA, 5.00%, 10/01/10 (m)	5,234
1,570	Huntsville Madison County Airport Authority, Rev., FSA, 5.00%, 07/01/14	1,598

		6,832

	Arizona — 0.9%
2,600	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 3.24%, 08/07/08 (m)	2,422

	Arkansas — 1.4%
3,490	City of Fort Smith, Water and Sewer Construction, Rev., FSA, 5.00%, 10/01/18 (w)	3,687

	California — 1.5%
1,000	California Health Facilities Financing Authority, Stanford Hospital, Series A-3, Rev., 3.45%, 06/15/11	1,003
2,180	Golden State Tobacco Securitization Corp., Enhanced Asset Backed, Series A-1, Rev., 4.50%, 06/01/17	1,927
1,110	Long Beach Bond Finance Authority, Series A, Rev., 5.00%, 11/15/09	1,122

		4,052

	Colorado — 2.1%
2,500	Colorado Health Facilities Authority, Evangelical Lutheran, Series B, Rev., VAR, 3.75%, 06/01/09	2,519
2,700	Denver City & County, Airport, Floating Rate Certificates, Series A2, Rev., VAR, 5.25%, 11/15/08	2,749

		5,268

	Delaware — 2.1%
5,000	Delaware Transportation Authority, Motor Fuel Tax Revenue, Series B, Rev., AMBAC, 5.25%, 07/01/12	5,411

	Florida — 12.9%
5,000	Citizens Property Insurance Corp. High Risk Account, Series A, Rev., MBIA, 5.00%, 03/01/12	5,206
2,000	Florida Housing Finance Corp., Heritage Villas, Series F, Rev., 4.00%, 10/01/10	2,013
10,000	Florida Hurricane Catastrophe Fund, Series A, Rev., 5.00%, 07/01/11	10,364
2,000	Highlands County Health Facilities Authority, Adventist Health Hospital, Series I, Rev., VAR, 5.00%, 11/16/09	2,037
3,250	Miami-Dade County Educational Facilities Authority, University of Miami, Series B, Rev., 5.00%, 04/01/12	3,397
1,785	Miami-Dade County, Capital Asset Acquisition, Series A, Rev., AMBAC, 5.00%, 04/01/14	1,888
5,000	Miami-Dade County, Water & Sewer Systems, Series B, Rev., FSA, 5.00%, 10/01/14	5,334
3,225	Palm Beach County School Board, Series B, COP, VAR, FGIC, 5.00%, 08/01/11	3,343

		33,582

JPMorgan Tax Aware Short-Intermediate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Georgia — 0.7%
1,680	Fulco Hospital Authority, Health System, Catholic Health East, Series A, Rev., MBIA, 5.50%, 11/15/08	1,695

	Idaho — 2.6%
6,045	Idaho Housing & Finance Association, Series A, Rev., Assured Guaranty Ltd., 5.25%, 07/15/14	6,670

	Illinois — 1.8%
1,545	Chicago Transit Authority, Federal Transit Administration, Rev., Assured Guaranty Ltd., 5.00%, 06/01/14	1,664
2,440	City of Chicago, Pilsen Redevelopment, Tax Allocation, Series A, AMBAC, 4.35%, 06/01/13	2,371
730	City of Chicago, Series A, GO, FGIC, 6.00%, 07/01/10	787

		4,822

	Indiana — 0.4%
1,000	Indiana Municipal Power Agency, Power Supply, Series B, Rev., MBIA, 6.00%, 01/01/11	1,063

	Kansas — 2.0%
3,500	Sedgwick County Unified School District No. 259, GO, MBIA, 5.50%, 09/01/10	3,711
1,500	Wyandotte County-Kansas City Unified Government, Sales Tax, 1st Lien, Series C, Rev., LOC: Citibank, N.A., 3.85%, 12/01/13	1,521

		5,232

	Louisiana — 0.2%
510	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series B, Rev., 5.00%, 05/15/11	526

	Massachusetts — 1.2%
3,000	Massachusetts State Turnpike Authority, Series A, Rev., MBIA, 5.00%, 09/02/08	3,027

	Michigan — 4.8%
10,920	City of Detroit, Sewer Disposal, Rev., VAR, FSA, 2.47%, 10/01/08	8,736
1,000	Michigan Higher Education Student Loan Authority, Student Loans, Series XVII-I, Rev., AMBAC, 3.30%, 03/01/09	993
2,825	Wayne County Airport Authority, Rev., FGIC, 5.00%, 12/01/14	2,969

		12,698

	Minnesota — 2.3%
5,555	State of Minnesota, GO, 5.00%, 10/01/15	6,103

	Mississippi — 0.4%
1,060	Mississippi Development Bank Special Obligation, Marshal County Correctional Facility, Series C, Rev., 5.00%, 08/01/11	1,109

	Missouri — 2.5%
6,175	Kansas City, Streetlight Project, Series A, GO, MBIA, 5.00%, 02/01/13	6,638

	Nevada — 2.1%
5,000	Clark County School District, GO, FSA, 5.50%, 06/15/13	5,499

	New Jersey — 14.7%
10,000	New Jersey Economic Development Authority, Cigarette Tax, Rev., FGIC, 5.00%, 06/15/13	10,402
	New Jersey Economic Development Authority, School Facilities Construction,
2,475	Series J3, Rev., VAR, FSA, 5.00%, 09/01/14	2,624
5,095	Series L, Rev., FSA, 5.25%, 03/01/15	5,590
775	New Jersey State Educational Facilities Authority, Stevens Institutional Technology, Series A, Rev., 5.00%, 07/01/13	784
	New Jersey Transportation Trust Fund Authority,
10,015	Series B, Rev., MBIA, 5.25%, 12/15/13	10,883
5,000	Series B, Rev., MBIA, 6.00%, 12/15/11 (p)	5,523

JPMorgan Tax Aware Short-Intermediate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	New Jersey — Continued
2,600	State of New Jersey, Equipment Lease Purchase, Series A, COP, 5.00%, 06/15/10	2,702

		38,508

	New York — 7.2%
2,000	Metropolitan Transportation Authority, Series A, Rev., FGIC, 5.25%, 11/15/11	2,150
2,000	Nassau Health Care Corp., Series B, Rev., FSA CNTY GTD, 5.00%, 08/01/10	2,102
	New York City,
4,000	Series F, GO, 5.50%, 12/15/12	4,367
5,000	Series G, GO, MBIA, 5.00%, 02/01/09	5,083
2,425	New York State Dormitory Authority, Albany Hospital Mortgage, Series A-1, Rev., FSA/FHA, 5.00%, 02/15/09	2,467
845	New York State Dormitory Authority, Montefiore Hospital Mortgage, Rev., FGIC, FHA, 5.00%, 02/01/10	870
2,025	Tobacco Settlement Financing Authority, Series A, Rev., 5.00%, 06/01/10	2,104

		19,143

	North Carolina — 3.9%
5,000	Mecklenburg County, Series C, GO, 5.00%, 02/01/13	5,416
2,460	North Carolina Eastern Municipal Power Agency, Series A, Rev., Assured Guaranty Ltd., 5.00%, 01/01/13	2,609
2,080	North Carolina Municipal Power Agency, No. 1-Catawba Electric, Series A, Rev., 5.25%, 01/01/13	2,199

		10,224

	Ohio — 1.6%
1,000	American Municipal Power-Ohio, Inc., Series A, Rev., 5.00%, 02/01/11 (m)	1,011
3,395	Buckeye Tobacco Settlement Financing Authority, Asset-Backed Securities, Turbo, Series A-2, Rev., 5.13%, 06/01/17	3,017

		4,028

	Pennsylvania — 10.2%
5,390	Commonwealth of Pennsylvania, GO, MBIA, 5.25%, 02/01/12	5,798
10,000	Harrisburg Authority Resource Recovery Improvements, Series D- 2, Rev., FSA GTD, VAR, 5.00%, 12/01/13	10,405
2,775	Lancaster County Solid Waste Management Authority, Rev., MBIA, 5.00%, 12/15/14	2,964
3,000	Luzerne County IDA, Pennsylvania-American Water Co., Series A, Rev., AMBAC, VAR, 3.60%, 12/01/09	3,003
1,875	Pennsylvania Higher Educational Facilities Authority, Lasalle University, Series A, Rev., 5.00%, 05/01/11	1,917
2,700	Pennsylvania Turnpike Commission, Series A, Rev., BAN, AMBAC, 4.00%, 10/15/08	2,712

		26,799

	Puerto Rico — 1.2%
3,000	Puerto Rico Public Finance Corp., Commonwealth Appropriations, Series A, MBIA, 5.38%, 08/01/11 (p)	3,205

	South Carolina — 3.7%
5,000	State of South Carolina, School Facilities, Series A, GO, 5.00%, 01/01/11	5,290
4,700	Tobacco Settlement Revenue Management Authority, Rev., 5.00%, 12/01/08	4,547

		9,837

	Tennessee — 1.9%
5,000	Shelby County Health Educational & Housing Facilities Board, Floating Baptist Memorial Healthcare, Series A, Rev., VAR, 5.00%, 10/01/08	5,003

	Texas — 8.2%
2,755	City of Frisco, Series A, GO, FGIC, 5.25%, 02/15/11 (p)	2,922

JPMorgan Tax Aware Short-Intermediate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Texas — Continued
5,000	City of San Antonio, Electric & Gas, Series A, Rev., 5.75%, 02/01/10 (p)	5,240
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., XLCA, 5.00%, 11/01/09	5,031
4,000	Harris County Hospital District, Series B, Rev., VAR, MBIA, 4.80%, 08/16/10	3,978
485	San Leanna Educational Facilities Corp., Higher Education, Saint Edwards University Project, Rev., 4.50%, 06/01/12	493
2,100	State of Texas, Public Finance Authority, Series A, GO, 5.00%, 10/01/10 (w)	2,211
1,500	Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien, Series D, Rev., 5.00%, 12/15/09	1,504

		21,379

	Virginia — 1.0%
2,610	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 3.30%, 09/30/08	2,614

	Washington — 0.4%
1,000	Energy Northwest, Columbia Generator Project, Series E, Rev., , 4.15%, 07/01/09	1,001

	Total Municipal Bonds (Cost $258,149)	258,077

	Total Long-Term Investments (Cost $262,292)	261,958

	Short-Term Investment — 1.5%
	Investment Company — 1.5%
3,922	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $3,922)	3,922

	Total Investments — 101.5% (Cost $266,214)	265,880

	Liabilities in Excess of Other Assets — (1.5)%	(3,939)

	NET ASSETS — 100.0%	$261,941

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
AMBAC	-	American Municipal Bond Assurance Corp.
BAN	-	Bond Anticipation Note
CMO	-	Collateralized Mortgage Obligation
CNTY	-	County
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Administration
FSA	-	Financial Security Assurance
GO	-	General Obligation
GTD	-	Guaranteed
IDA	-	Industrial Development Authority
LOC	-	Letter of Credit
MBIA	-	Municipal Bond Insurance Association
Rev.	-	Revenue Bond
VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2008.
XLCA	-	XL Capital Assurance

JPMorgan Tax Aware Short-Intermediate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.
(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2008.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,792
Aggregate gross unrealized depreciation	(2,126)

Net unrealized appreciation/depreciation	($334)

Federal income tax cost of investments	$266,214

JPMorgan Tax Aware U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 95.8%
	Common Stocks — 95.8%
	Aerospace & Defense — 2.7%
25	Boeing Co.	1,520
48	United Technologies Corp.	3,065

		4,585

	Auto Components — 1.5%
83	Johnson Controls, Inc.	2,505

	Beverages — 1.1%
29	PepsiCo, Inc.	1,951

	Biotechnology — 2.0%
18	Celgene Corp. (a)	1,387
37	Gilead Sciences, Inc. (a)	1,978

		3,365

	Capital Markets — 5.2%
23	Ameriprise Financial, Inc.	967
62	Bank of New York Mellon Corp. (The)	2,211
7	Goldman Sachs Group, Inc. (The)	1,374
32	Merrill Lynch & Co., Inc.	854
65	Morgan Stanley	2,566
47	TD AMERITRADE Holding Corp. (a)	938

		8,910

	Chemicals — 2.3%
10	Monsanto Co.	1,160
29	Praxair, Inc.	2,753

		3,913

	Commercial Banks — 3.6%
80	U.S. Bancorp	2,438
40	Wachovia Corp.	691
102	Wells Fargo & Co.	3,080

		6,209

	Communications Equipment — 6.4%
260	Cisco Systems, Inc. (a)	5,719
93	Corning, Inc.	1,860
60	QUALCOMM, Inc.	3,336

		10,915

	Computers & Peripherals — 5.5%
17	Apple, Inc. (a)	2,732
71	Hewlett-Packard Co.	3,191
28	International Business Machines Corp.	3,532

		9,455

	Diversified Financial Services — 3.0%
122	Bank of America Corp.	4,019
63	Citigroup, Inc.	1,174

		5,193

	Diversified Telecommunication Services — 3.3%
86	AT&T, Inc.	2,664
85	Verizon Communications, Inc.	2,906

		5,570

	Electric Utilities — 3.6%
31	Edison International	1,482
24	Exelon Corp.	1,903
36	FirstEnergy Corp.	2,678

		6,063

	Energy Equipment & Services — 3.4%
24	Baker Hughes, Inc.	2,025
13	National Oilwell Varco, Inc. (a)	1,005
27	Schlumberger Ltd.	2,775

		5,805

	Food & Staples Retailing — 4.6%
63	CVS/Caremark Corp.	2,313
85	Safeway, Inc.	2,271
36	SYSCO Corp.	1,023
35	Wal-Mart Stores, Inc.	2,042

		7,649

	Health Care Equipment & Supplies — 1.1%
20	CR Bard, Inc.	1,884

	Health Care Providers & Services — 0.8%
34	Aetna, Inc.	1,402

	Hotels, Restaurants & Leisure — 0.8%
37	Yum! Brands, Inc.	1,340

	Household Products — 3.4%
23	Colgate-Palmolive Co.	1,687
63	Procter & Gamble Co.	4,116

		5,803

	Industrial Conglomerates — 2.2%
130	General Electric Co.	3,680

JPMorgan Tax Aware U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Insurance — 2.0%
23	Allstate Corp. (The)	1,077
24	Hartford Financial Services Group, Inc.	1,500
19	Principal Financial Group, Inc.	816

		3,393

	Internet Software & Services — 1.4%
3	Google, Inc., Class A (a)	1,574
42	Yahoo!, Inc. (a)	833

		2,407

	Machinery — 2.9%
23	Caterpillar, Inc.	1,617
42	Danaher Corp.	3,360

		4,977

	Media — 3.4%
153	News Corp., Class A	2,165
102	Time Warner, Inc.	1,466
72	Walt Disney Co. (The)	2,174

		5,805

	Metals & Mining — 1.3%
13	Freeport-McMoRan Copper & Gold, Inc.	1,292
6	United States Steel Corp.	962

		2,254

	Multiline Retail — 0.6%
26	Kohl’s Corp. (a)	1,086

	Oil, Gas & Consumable Fuels — 9.9%
19	Apache Corp.	2,185
22	Devon Energy Corp.	2,068
100	Exxon Mobil Corp.	8,022
24	Marathon Oil Corp.	1,193
21	Occidental Petroleum Corp.	1,629
37	XTO Energy, Inc.	1,742

		16,839

	Pharmaceuticals — 6.3%
61	Abbott Laboratories	3,441
64	Bristol-Myers Squibb Co.	1,353
102	Merck & Co., Inc.	3,348
120	Schering-Plough Corp.	2,529

		10,671

	Road & Rail — 3.2%
77	Norfolk Southern Corp.	5,548

	Semiconductors & Semiconductor Equipment — 1.2%
81	Xilinx, Inc.	2,022

	Software — 3.1%
158	Microsoft Corp.	4,073
56	Oracle Corp. (a)	1,201

		5,274

	Specialty Retail — 1.2%
35	Advance Auto Parts, Inc.	1,450
28	Staples, Inc.	637

		2,087

	Textiles, Apparel & Luxury Goods — 1.0%
28	Nike, Inc., Class B	1,666

	Tobacco — 1.8%
60	Philip Morris International, Inc.	3,106

	Total Long-Term Investments (Cost $151,119)	163,332

SHARES

	Short-Term Investment — 3.9%
	Investment Company — 3.9%
6,567	JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $6,567)	6,567

	Total Investments — 99.7% (Cost $157,686)	169,899
	Other Assets in Excess of Liabilities — 0.3%	479

	NET ASSETS — 100.0%	$170,378

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

JPMorgan Tax Aware U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,602
Aggregate gross unrealized depreciation	(9,389)

Net unrealized appreciation/depreciation	$12,213

Federal income tax cost of investments	$157,686

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

September 26, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

September 26, 2008